Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 25, 2013	Jun. 29, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ALR
Entity Registrant Name	ALERE INC.
Entity Central Index Key	0001145460
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		81,201,382
Entity Public Float			$ 1,472,919,947

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net product sales	$ 1,913,731	$ 1,683,132	$ 1,472,403
Services revenue	876,518	679,922	662,185
Net product sales and services revenue	2,790,249	2,363,054	2,134,588
License and royalty revenue	28,576	23,473	20,759
Net revenue	2,818,825	2,386,527	2,155,347
Cost of net product sales	932,150	795,424	688,325
Cost of services revenue	450,999	338,232	325,286
Cost of net product sales and services revenue	1,383,149	1,133,656	1,013,611
Cost of license and royalty revenue	7,354	7,036	7,149
Cost of net revenue	1,390,503	1,140,692	1,020,760
Gross profit	1,428,322	1,245,835	1,134,587
Research and development	183,001	150,165	133,278
Sales and marketing	643,423	565,583	499,124
General and administrative	492,766	399,330	446,917
Goodwill impairment charge		383,612	1,006,357
Operating income (loss)	109,132	(252,855)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(240,560)	(203,971)	(139,435)
Other income (expense), net	9,957	1,883	22,738
Gain on sale of joint venture interest		288,896
Loss from continuing operations before benefit for income taxes	(121,471)	(166,047)	(1,067,786)
Benefit for income taxes	(30,319)	(24,214)	(29,931)
Loss from continuing operations before equity earnings of unconsolidated entities, net of tax	(91,152)	(141,833)	(1,037,855)
Equity earnings of unconsolidated entities, net of tax	13,245	8,524	10,566
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Income from discontinued operations, net of tax			11,397
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Less: Net income attributable to non-controlling interests	275	233	1,418
Net loss attributable to Alere Inc. and Subsidiaries	(78,182)	(133,542)	(1,017,310)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Net loss available to common stockholders	$ (99,475)	$ (131,655)	$ (1,041,545)
Basic and diluted net loss per common share attributable to Alere Inc. and Subsidiaries:
Loss from continuing operations	$ (1.23)	$ (1.58)	$ (12.47)
Income from discontinued operations			$ 0.14
Net loss per common share	$ (1.23)	$ (1.58)	$ (12.33)
Weighted-average shares - basic and diluted	80,587	83,128	84,445

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (77,907)	$ (133,309)	$ (1,015,892)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	54,642	(35,830)	(210)
Unrealized gains (losses) on available for sale securities	(216)	(471)	1,151
Unrealized gains on hedging instruments	388	11,504	3,965
Minimum pension liability adjustment	(1,042)	(3,070)	(113)
Other comprehensive income (loss), before tax	53,772	(27,867)	4,793
Income tax provision (benefit) related to items of other comprehensive income (loss)	(372)	3,093	1,649
Other comprehensive income (loss), net of tax	54,144	(30,960)	3,144
Comprehensive loss	(23,763)	(164,269)	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	275	233	1,418
Comprehensive loss attributable to Alere Inc. and Subsidiaries	$ (24,038)	$ (164,502)	$ (1,014,166)

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 328,346	$ 299,173
Restricted cash	3,076	8,987
Marketable securities	904	1,086
Accounts receivable, net of allowances of $36,396 and $24,577 at December 31, 2012 and December 31, 2011, respectively	524,332	475,824
Inventories, net	337,121	320,269
Deferred tax assets	67,722	42,975
Prepaid expenses and other current assets	145,236	145,413
Total current assets	1,406,737	1,293,727
Property, plant and equipment, net	534,469	491,205
Goodwill	3,048,405	2,821,271
Other intangible assets with indefinite lives	36,451	69,546
Finite-lived intangible assets, net	1,834,225	1,785,925
Deferred financing costs, net, and other non-current assets	108,857	113,241
Investments in unconsolidated entities	90,491	85,138
Marketable securities		2,254
Deferred tax assets	8,293	10,394
Total assets	7,067,928	6,672,701
Current liabilities:
Current portion of long-term debt	60,232	61,092
Current portion of capital lease obligations	6,684	6,083
Short-term debt		6,240
Accounts payable	169,974	155,464
Accrued expenses and other current liabilities	411,919	395,573
Total current liabilities	648,809	624,452
Long-term debt, net of current portion	3,628,675	3,267,451
Capital lease obligations, net of current portion	12,917	12,629
Deferred tax liabilities	428,188	380,700
Other long-term liabilities	166,635	153,398
Total long-term liabilities	4,236,415	3,814,178
Commitments and contingencies(Notes 8, 9 and 11)
Redeemable non-controlling interest		2,497
Series B preferred stock, $0.001 par value (liquidation preference: $709,763 at December 31, 2012 and 2011); Authorized: 2,300 shares; Issued: 2,065 shares at December 31, 2012 and 2011; Outstanding: 1,774 shares at December 31, 2012 and 2011	606,468	606,468
Common stock, $0.001 par value; Authorized: 200,000 shares; Issued: 88,576 shares at December 31, 2012 and 87,647 shares at December 31, 2011; Outstanding: 80,897 shares at December 31, 2011 and 79,968 shares at December 31, 2011	89	88
Additional paid-in capital	3,299,935	3,324,710
Accumulated deficit	(1,564,973)	(1,486,791)
Treasury stock, at cost, 7,679 shares at December 31, 2012 and 2011	(184,971)	(184,971)
Accumulated other comprehensive income (loss)	23,874	(30,270)
Total stockholders' equity	2,180,422	2,229,234
Non-controlling interests	2,282	2,340
Total equity	2,182,704	2,231,574
Total liabilities and equity	$ 7,067,928	$ 6,672,701

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 36,396	$ 24,577
Series B preferred stock, par value	$ 0.001	$ 0.001
Series B preferred stock, liquidation preference	$ 709,763	$ 709,763
Series B preferred stock, shares authorized	2,300	2,300
Series B preferred stock, shares issued	2,065	2,065
Series B preferred stock, shares outstanding	1,774	1,774
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000	200,000
Common stock, shares issued	88,576	87,647
Common stock, shares outstanding	80,897	79,968
Treasury stock, shares	7,679	7,679

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Preferred Stock [Member]	Common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock, at cost [Member]	Total Stockholders' Equity [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 3,528,889	$ 694,427	$ 84	$ 3,195,476	$ (359,874)	$ (2,454)	$ (104)	$ 3,527,555	$ 1,334
Beginning Balance, Shares at Dec. 31, 2009		1,984,000	83,567,000				21,000
Issuance of common stock and warrants in connection with acquisitions	16,276			16,276				16,276
Issuance of common stock and warrants in connection with acquisitions, Shares			536,000
Exercise of common stock options, warrants and shares issued under employee stock purchase plan	19,025		1	19,024				19,025
Exercise of common stock options, warrants and shares issued under employee stock purchase plan, Shares			825,000
Preferred stock dividends	(152)	24,127		(24,279)				(152)
Preferred stock dividends, Shares		107,000
Forfeiture of restricted stock awards							3,000
Stock-based compensation related to grants of common stock options	29,879			29,879				29,879
Excess tax benefits on exercised stock options	789			789				789
Minimum pension liability adjustment, net of tax	(113)					(113)		(113)
Changes in cumulative translation adjustment, net of tax	(210)					(210)		(210)
Unrealized gain on hedging instruments, net of tax	2,423					2,423		2,423
Unrealized gain on available-for-sale securities, net of tax	1,044					1,044		1,044
Acquisition of non-controlling interests	(2,917)			(4,168)				(4,168)	1,251	(1,315)
Redeemable non-controlling interest in subsidiaries' income	(1,315)								(1,315)	1,315
Net income (loss)	(1,017,310)				(1,017,310)			(1,017,310)	1,418
Ending Balance at Dec. 31, 2010	2,577,726	718,554	85	3,232,997	(1,377,184)	690	(104)	2,575,038	2,688
Ending Balance, Shares at Dec. 31, 2010		2,091,000	84,928,000				24,000
Issuance of common stock and warrants in connection with acquisitions	16,184		1	16,183				16,184
Issuance of common stock and warrants in connection with acquisitions, Shares			832,000
Exercise of common stock options, warrants and shares issued under employee stock purchase plan	37,887		2	37,885				37,887
Exercise of common stock options, warrants and shares issued under employee stock purchase plan, Shares			1,887,000
Repurchase of common stock	(184,867)						(184,867)	(184,867)
Repurchase of common stock, Shares							7,655,000
Repurchase of preferred stock	(99,070)	(123,005)			23,935			(99,070)
Repurchase of preferred stock, Shares		(358,000)
Preferred stock dividends	(10,713)	10,919		(21,632)				(10,713)
Preferred stock dividends, Shares		41,000
Stock-based compensation related to grants of common stock options	21,215			21,215				21,215
Excess tax benefits on exercised stock options	3,423			3,423				3,423
Minimum pension liability adjustment, net of tax	(1,618)					(1,618)		(1,618)
Changes in cumulative translation adjustment, net of tax	(35,830)					(35,830)		(35,830)
Unrealized gain on hedging instruments, net of tax	6,558			(297)		6,855		6,558
Unrealized gain on available-for-sale securities, net of tax	(367)					(367)		(367)
Acquisition of non-controlling interests	34,936								34,936
Purchase of subsidiary shares from non-controlling interest				34,936				34,936	(34,936)	2,500
Dividend relating to non-controlling interest	(584)								(584)
Redeemable non-controlling interest in subsidiaries' income	3								3	(3)
Net income (loss)	(133,542)				(133,542)			(133,542)	233
Ending Balance at Dec. 31, 2011	2,231,574	606,468	88	3,324,710	(1,486,791)	(30,270)	(184,971)	2,229,234	2,340	2,497
Ending Balance, Shares at Dec. 31, 2011		1,774,000	87,647,000				7,679,000
Issuance of common stock and warrants in connection with acquisitions	1,243			1,243				1,243
Issuance of common stock and warrants in connection with acquisitions, Shares			67,000
Exercise of common stock options, warrants and shares issued under employee stock purchase plan	14,924		1	14,923				14,924
Exercise of common stock options, warrants and shares issued under employee stock purchase plan, Shares			862,000
Preferred stock dividends	(21,293)			(21,293)				(21,293)
Stock-based compensation related to grants of common stock options	15,665			15,665				15,665
Excess tax benefits on exercised stock options	(234)			(234)				(234)
Minimum pension liability adjustment, net of tax	(756)					(756)		(756)
Changes in cumulative translation adjustment, net of tax	54,642					54,642		54,642
Unrealized gain on hedging instruments, net of tax	388					388		388
Unrealized gain on available-for-sale securities, net of tax	(130)					(130)		(130)
Purchase of subsidiary shares from non-controlling interest	(35,079)			(35,079)				(35,079)		(2,433)
Dividend relating to non-controlling interest	(396)								(396)
Net income (loss)	(78,182)				(78,182)			(78,182)	338	(64)
Ending Balance at Dec. 31, 2012	$ 2,182,704	$ 606,468	$ 89	$ 3,299,935	$ (1,564,973)	$ 23,874	$ (184,971)	$ 2,180,422	$ 2,282
Ending Balance, Shares at Dec. 31, 2012		1,774,000	88,576,000				7,679,000

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (77,907)	$ (133,309)	$ (1,015,892)
Income from discontinued operations, net of tax			11,397
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by operating activities:
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,490	37,590	13,758
Depreciation and amortization	456,847	391,576	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	4,681	6,010	6,602
Non-cash stock-based compensation expense	15,665	21,215	29,879
Impairment of inventory	295	445	848
Impairment of long-lived assets	3,489	1,549	1,411
Impairment of goodwill		383,612	1,006,357
Impairment of intangible assets	2,988	2,938
Gain on sale of joint venture interest		(288,896)
(Gain) loss on sale of fixed assets	(2,151)	1,577	998
Gain on sales of marketable securities	(751)	(840)	(4,504)
Equity earnings of unconsolidated entities, net of tax	(13,245)	(8,524)	(10,566)
Deferred income taxes	(84,568)	(56,761)	(74,418)
Other non-cash items	30,571	(12,247)	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(22,165)	(39,408)	(9,360)
Inventories, net	(16,791)	(20,399)	(22,845)
Prepaid expenses and other current assets	(2,526)	(53,115)	8,310
Accounts payable	(10,127)	6,985	(9,088)
Accrued expenses and other current liabilities	49,431	14,282	22,202
Other non-current liabilities	(35,543)	16,973	(27,452)
Net cash provided by continuing operations	319,683	271,253	274,833
Net cash provided by discontinued operations			591
Net cash provided by (used in) operating activities	319,683	271,253	275,424
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	5,911	(6,406)	(141)
Purchases of property, plant and equipment	(137,393)	(132,532)	(96,241)
Proceeds from sale of property, plant and equipment	22,390	947	795
Proceeds from disposition of business		11,491
Cash paid for acquisitions, net of cash acquired	(424,586)	(631,311)	(523,507)
Proceeds from sales of marketable securities	3,056	9,202	3,182
Net cash received from (paid for) equity method investments	12,707	(121,903)	12,354
Increase in other assets	(56,276)	(27,684)	(12,900)
Net cash used in continuing operations	(574,191)	(898,196)	(616,458)
Net cash provided by discontinued operations			62,596
Net cash used in investing activities	(574,191)	(898,196)	(553,862)
Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	(74,680)	(13,045)
Cash paid for contingent purchase price consideration	(20,964)	(28,305)
Cash paid for dividends	(21,293)	(5,425)
Proceeds from issuance of common stock, net of issuance costs	14,924	37,886	19,024
Repurchase of preferred stock		(99,070)
Proceeds from issuance of long-term debt	648,535	2,096,277	400,000
Payments on short-term debt	(6,240)
Payments on long-term debt	(311,612)	(1,207,454)	(9,750)
Net proceeds (payments) under revolving credit facilities	14,272	10,715	(146,781)
Repurchase of common stock		(184,867)
Excess tax benefits on exercised stock options	504	3,423	1,683
Principal payments on capital lease obligations	(7,003)	(4,163)	(1,867)
Purchase of non-controlling interest	(2,972)		(52,864)
Other	(12,267)	(4,257)	(141)
Net cash provided by financing activities	285,745	540,080	196,259
Foreign exchange effect on cash and cash equivalents	(2,064)	(15,270)	(9,288)
Net increase (decrease) in cash and cash equivalents	29,173	(102,133)	(91,467)
Cash and cash equivalents, beginning of period	299,173	401,306	492,773
Cash and cash equivalents, end of period	$ 328,346	$ 299,173	$ 401,306

Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Description of Business and Basis of Presentation

(1)  Description of Business and Basis of Presentation

Alere Inc. enables individuals to take greater control of their health at home, under the supervision of their healthcare providers, by combining near-patient diagnostics, health monitoring capabilities, and information technology solutions. A leading global provider of point-of-care diagnostics and services, we have developed a strong commercial presence in cardiology, infectious disease, toxicology, and diabetes.

Our business is organized into three operating segments: (i) professional diagnostics, (ii) health information solutions (formerly health management) and (iii) consumer diagnostics. The professional diagnostics segment includes an array of innovative rapid diagnostic test products and other in vitro diagnostic tests marketed to medical professionals and laboratories for detection of diseases and conditions within our areas of focus identified above. The health information solutions segment provides comprehensive, integrated programs and services focused on wellness, disease and condition management, productivity enhancement and informatics, all designed to reduce health-related costs and enhance the health and quality of life of the individuals we serve. The consumer diagnostics segment consists primarily of manufacturing operations related to our role as the exclusive manufacturer of products for SPD Swiss Precision Diagnostics, or SPD, our 50/50 joint venture with The Procter & Gamble Company, or P&G. SPD has significant operations in the worldwide over-the-counter pregnancy and fertility/ovulation test market.

Acquisitions have been an important part of our growth strategy. When we acquire businesses, we seek to complement existing products and services, enhance or expand our product lines and/or expand our customer base. We determine what we are willing to pay for each acquisition partially based upon our expectation that we can cost effectively integrate the products and services of the acquired companies into our existing infrastructure. In addition, we utilize existing infrastructure of the acquired companies to cost effectively introduce our products to new geographic areas. All of these factors contributed to the acquisition prices of acquired businesses that were in excess of the fair value of net assets acquired, resulting in goodwill (Note 4).

The consolidated financial statements include the accounts of Alere Inc. and its subsidiaries. Intercompany transactions and balances are eliminated and net earnings are reduced by the portion of the net earnings of subsidiaries applicable to non-controlling interests. Equity investments in which we exercise significant influence but do not control and are not the primary beneficiary are accounted for using the equity method. Investments in which we are not able to exercise significant influence over the investee and which do not have readily determinable fair values are accounted for under the cost method.

Certain amounts for prior periods have been reclassified to conform to the current period classification.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

(2)  Summary of Significant Accounting Policies

(a)  Use of Estimates

To prepare our financial statements in conformity with accounting principles generally accepted in the United States of America, our management must make estimates, judgments and assumptions that may affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from such estimates under different assumptions or conditions.

(b)  Foreign Currencies

In general, the functional currencies of our foreign subsidiaries are the local currencies. For the purpose of consolidating the financial statements of our foreign subsidiaries, all assets and liabilities of the foreign subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date, while the stockholders’ equity accounts are translated at historical exchange rates. Translation gains and losses that result from the conversion of the balance sheets of the foreign subsidiaries into U.S. dollars are recorded to cumulative translation adjustment, which is a component of accumulated other comprehensive income (loss) (Note 15) within stockholders’ equity. The revenue and expenses of our foreign subsidiaries are translated using the average of the rates of exchange in effect during each fiscal month.

Net realized and unrealized foreign currency exchange transaction losses of $7.9 million and $22.9 million during 2012 and 2011, respectively, and gains of $9.8 million during 2010 are included as a component of other income (expense), net in the accompanying consolidated statements of operations.

(c)  Cash and Cash Equivalents

We consider all highly-liquid investments purchased with original maturities of three months or less at the date of acquisition to be cash equivalents. Cash equivalents consisted of money market funds at December 31, 2012 and 2011.

(d)  Restricted Cash

We had restricted cash of $3.1 million and $9.0 million as of December 31, 2012 and 2011, respectively. Of the $9.0 million as of December 31, 2011, approximately $5.3 million was for the purchase of the remaining outstanding shares of Axis-Shield plc, or Axis-Shield, which were acquired prior to December 31, 2011, but settled in the first quarter of 2012.

(e)  Marketable Securities

Securities classified as available-for-sale or trading are carried at fair value, as determined by quoted market prices at the balance sheet date. Realized gains and losses on securities are included in other income (expense), net, on a specific identification basis. Unrealized holding gains and losses (except for other than temporary impairments) on securities classified as available-for-sale, are reported in accumulated other comprehensive income, net of related tax effects. Marketable securities that are held indefinitely are classified in our accompanying consolidated balance sheets as long-term marketable securities.

(f)  Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and are made up of raw material, work-in-process and finished goods. The cost elements of work-in-process and finished goods inventory consist of raw material, direct labor and manufacturing overhead. Where finished goods inventory is purchased from third-party manufacturers, the costs of finished goods inventory recorded in the financial statements represent the costs to acquire such inventory.

(g)  Property, Plant and Equipment

We record property, plant and equipment at historical cost or, in the case of a business combination, at fair value on the date of the business combination. Depreciation is computed using the straight-line method based on the following estimated useful lives of the related assets: machinery, laboratory equipment and tooling, 1-15 years; buildings, 7-61 years; leasehold improvements, lesser of the remaining term of the lease or estimated useful life of the asset; computer software and equipment, 1-7 years and furniture and fixtures, 2-16 years. Land is not depreciated. Depreciation expense related to property, plant and equipment amounted to $109.7 million, $83.7 million and $67.7 million in 2012, 2011 and 2010, respectively. Fully-depreciated property, plant and equipment that are still in use remain on the books until disposal or retirement. When property, plant and equipment are retired or disposed of, the cost and respective accumulated depreciation are removed from the books. Any gain or loss on disposal is recorded in the income statement. Expenditures for repairs and maintenance are expensed as incurred.

(h)  Goodwill and Other Intangible Assets with Indefinite Lives

Goodwill relates to amounts that arose in connection with our various business combinations and represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets when accounted for using the acquisition method of accounting. Goodwill is not amortized, but is subject to periodic review for impairment.

We test goodwill and other intangible assets with indefinite lives at the reporting unit level for impairment on an annual basis, and between annual tests, if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying value. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate or operational performance of the business and an adverse action or assessment by a regulator.

In performing the impairment test, we utilize the two-step approach. The first step, or Step 1, requires a comparison of the carrying value of each reporting unit to its estimated fair value. To estimate the fair value of our reporting units for Step 1, we use a combination of the income approach and the market approach. The income approach is based on a discounted cash flow analysis, or DCF, and calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting the after-tax cash flows to a present value, using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows. The forecasted cash flows are based on our most recent budget and for years beyond the budget, our estimates are based on assumed growth rates. We believe our assumptions are consistent with the plans and estimates used to manage the underlying businesses. The discount rates, which are intended to reflect the risks inherent in future cash flow projections, used in the DCF are based on estimates of the weighted-average cost of capital, or WACC, of market participants relative to each respective reporting unit. The market approach considers comparable market data based on multiples of revenue or earnings before interest, taxes, depreciation and amortization, or EBITDA.

If the carrying value of a reporting unit exceeds its estimated fair value, we are required to perform the second step, or Step 2, of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. The implied fair value of goodwill is calculated as the difference between the fair value of the reporting unit and the estimated fair value of its assets and liabilities. To the extent this amount is below the carrying value of goodwill, an impairment charge is recorded.

The estimate of fair value requires significant judgment. We based our fair value estimates on assumptions that we believe to be reasonable but that are unpredictable and inherently uncertain, including estimates of future growth rates and operating margins and assumptions about the overall economic climate and the competitive environment for our business units. There can be no assurance that our estimates and assumptions made for purposes of our goodwill and identifiable intangible asset testing as of the time of testing will prove to be accurate predictions of the future. If our assumptions regarding business plans, competitive environment or anticipated growth rates are not correct, we may be required to record goodwill and/or intangible asset impairment charges in future periods, whether in connection with our next annual impairment testing or earlier, if an indicator of an impairment is present before our next annual evaluation.

Impairment charges related to goodwill have no impact on our cash balances or on compliance with financial covenants under our Amended and Restated Credit Agreement.

2012 Annual Goodwill Impairment Test

We conducted our 2012 annual impairment test for our reporting units during the fourth quarter of 2012. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 11.0% to 15.0%, projected compound average revenue growth rates of 3.0% to 8.1% and terminal value growth rates of 3.0% to 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which among other factors considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.9 to 2.4 times and multiples of EBITDA of 6.1 to 8.9 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated the estimated fair value of the professional diagnostics, health information solutions and consumer diagnostics reporting units exceeded the carrying value of their reporting unit’s net assets by 7.9%, 9.4% and 27.2%, respectively.

2011 Annual Goodwill Impairment Test

We conducted our 2011 annual impairment test for our reporting units during the fourth quarter of 2011. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 11.0% to 14.5%, projected compound average revenue growth rates of 4.9% to 10.0% and terminal value growth rates of 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which, among other factors, considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.8 to 2.6 times and multiples of EBITDA of 5.6 to 9.3 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated that the carrying value of the net assets of our health information solutions reporting unit exceeded the estimated fair value of the reporting unit. As a result, we were required to perform Step 2 of the goodwill impairment test to determine the amount, if any, of goodwill impairment charges for the health information solutions reporting unit. We completed Step 2, consistent with the procedures described above, and determined that a goodwill impairment charge in the amount of approximately $383.6 million was required. The resulting goodwill impairment charge is reflected in operating income (loss) in our accompanying consolidated statements of operations.

This impairment was primarily driven by reduced future cash flow expectations from the reporting unit principally as a result of an increasingly competitive business environment for services provided by the reporting unit, including the insourcing of certain services by key customers and a reduction in spending by other customers as a result in part of the continuing difficult economic climate. Also contributing to the impairment charge was the lower valuations ascribed to similar comparable businesses in the public markets.

2010 Annual Goodwill Impairment Test

We conducted our 2010 annual impairment test for our reporting units during the fourth quarter of 2010. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 12.5% to 13.0%, projected compound average revenue growth rates of 6.0% to 10.0% and terminal value growth rates of 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which, among other factors, considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 1.0 to 2.8 times and multiples of EBITDA of 7.5 to 10.0 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated that the carrying value of the net assets of our health information solutions reporting unit exceeded the estimated fair value of the reporting unit. As a result, we were required to perform Step 2 of the goodwill impairment test to determine the amount, if any, of goodwill impairment charges for the health information solutions reporting unit. We completed Step 2, consistent with the procedures described above, and determined that a goodwill impairment charge in the amount of approximately $1.0 billion was required. The resulting goodwill impairment charge is reflected in operating income (loss) in our accompanying consolidated statements of operations.

This impairment was primarily driven by reduced future cash flow expectations from the reporting unit principally as a result of an increasingly competitive business environment for services provided by the reporting unit, including the insourcing of certain services by key customers and a reduction in spending by other customers as a result in part of the continuing difficult economic climate. Also contributing to the impairment charge was the lower valuations ascribed to similar comparable businesses in the public markets.

(i)  Impairment of Other Long-Lived Tangible and Intangible Assets

Our intangible assets consist primarily of core technology, in-process research and development, patents, trademarks, trade names, customer relationships, distribution rights and non-competition agreements. The majority of our intangible assets were recorded in connection with our various business combinations. Our intangible assets are recorded at fair value at the time of their acquisition. We amortize intangible assets over their estimated useful lives.

The estimated useful lives of the individual categories of intangible assets were based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with finite lives is recognized over the shorter of the respective lives of the agreement or the period of time the intangible assets are expected to contribute to future cash flows. We amortize our finite-lived intangible assets based on patterns on which the respective economic benefits are expected to be realized.

We evaluate long-lived tangible and intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment are present with respect to long-lived tangible and intangible assets used in operations and undiscounted future cash flows are not expected to be sufficient to recover the assets’ carrying amount, additional analysis is performed as appropriate and the carrying value of the long-lived assets is reduced to the estimated fair value, if this is lower, and an impairment loss is charged to expense in the period the impairment is identified.

We conduct our annual goodwill impairment test for our reporting units during the fourth quarter of each year. The impairment tests conducted during 2011 and 2010 indicated there was an impairment of goodwill associated with our health information solutions reporting unit, and thus, a potential impairment of our long-lived tangible and intangible assets associated with the same reporting unit. We conducted an analysis, utilizing an undiscounted cash flow model. The analyses conducted during 2011 and 2010 indicated there was no impairment of the long-lived tangible or intangible assets associated with our health information solutions reporting unit.

(j)  Acquired In-Process Research and Development (IPR&D)

Acquired IPR&D represents the fair value assigned to research and development assets that we acquire as part of business combinations, and which have not been completed at the date of acquisition. The acquired IPR&D is capitalized as an intangible asset and tested for impairment at least annually until commercialization, after which time the IPR&D is amortized over its estimated useful life.

(k)  Business Acquisitions

Our business acquisitions have historically been made at prices above the fair value of the assets acquired and liabilities assumed, resulting in goodwill, based on our expectations of synergies and other benefits of combining the businesses. These synergies and benefits include elimination of redundant facilities, functions and staffing; use of our existing commercial infrastructure to expand sales of the products of the acquired businesses; and use of the commercial infrastructure of the acquired businesses to expand product sales in a cost-efficient manner.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management, but are inherently uncertain.

We generally employ the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product life cycles, economic barriers to entry, a brand’s relative market position and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur, which could affect the accuracy or validity of the estimates and assumptions.

Net assets acquired are recorded at their fair value and are subject to adjustment upon finalization of the fair value analysis. We are not aware of any information that indicates the final fair value analysis will differ materially from the preliminary estimates.

During 2012, 2011, and 2010, we expensed acquisition-related costs of $9.7 million $11.5 million and $8.2 million, respectively, in general and administrative expense.

(l)  Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized in the future (Note 16).

We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions on a quarterly basis and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

(m)  Revenue Recognition

We primarily recognize revenue when the following four basic criteria have been met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed or determinable and (4) collection is reasonably assured.

The majority of our revenue is derived from product sales. We recognize revenue upon transfer of the title of the products to third-party customers, less a reserve for estimated product returns and allowances. Determination of the reserve for estimated product returns and allowances is based on our management’s analyses and judgments regarding certain conditions. Should future changes in conditions prove management’s conclusions and judgments on previous analyses to be incorrect, revenue recognized for any reporting period could be adversely affected.

For products that include installation, and if the installation meets the criteria to be considered a separate element, product revenue is recognized upon delivery, and installation revenue is recognized when the installation is complete. For sales that include customer-specified acceptance criteria, revenue is recognized after the acceptance criteria have been met. Certain of our products require specialized installation. Revenue for these products is deferred until installation is completed. Revenue from services is deferred and recognized over the contractual period, or as services are rendered and accepted by the customer. When arrangements include multiple elements, we use objective evidence of fair value to allocate revenue to the elements, and recognize revenue when the criteria for revenue recognition have been met for each element, in accordance with authoritative guidance on multiple-element arrangements.

Additionally, we generate services revenue in connection with contracts with health plans (both commercial and governmental) and self-insured employers, whereby we provide clinical expertise through fee-based arrangements. Revenue for fee-based arrangements is recognized over the period in which the services are provided. Some contracts provide that a portion of our fees are at risk if our customers do not achieve certain financial cost savings or we do not achieve certain other clinical and operational metrics, over a period of time, typically one year. Revenue subject to refund is not recognized if (i) sufficient information is not available to calculate performance measurements or (ii) interim performance measurements indicate that we are not meeting performance targets. If either of these two conditions exists, we record the amounts as other current liabilities in the consolidated balance sheet, deferring recognition of the revenue until we establish that we have met the performance criteria. If we do not meet the performance targets at the end of the contractual period, we are obligated under the contract to refund some or all of the at-risk fees.

We also receive license and royalty revenue from agreements with third-party licensees. Revenue from license and royalty agreements is recognized on a straight-line basis over the obligation period of the related license agreements, or at the time when we have no further obligations. License and royalty fees that the licensees calculate based on their sales, which we have the right to audit under most of our agreements, are generally recognized upon receipt of the license or royalty payments unless we are able to reasonably estimate the fees as they are earned. License and royalty fees that are determinable prior to the receipt thereof are recognized in the period they are earned.

(n)  Employee Stock-Based Compensation Arrangements

We account for share-based payments in accordance with Accounting Standards Codification, or ASC 718, Compensation — Stock Compensation. Compensation expense associated with stock options includes amortization based on the grant-date fair value estimated in accordance with the provisions of ASC 718. In addition, we record expense over the offering period in connection with shares issued under our employee stock purchase plan. Compensation expense for stock-based compensation awards includes an estimate for forfeitures and is recognized over the vesting period of the options using the straight-line method. It is our policy to recognize, through additional paid in capital, the excess or windfall tax benefits on stock option deductions, as those deductions are recognized on tax returns.

Our stock option plans provide for grants of options to employees to purchase common stock at or above the fair market value of such shares on the grant date of the award. The options generally vest over a four-year period, beginning on the date of grant, with a graded vesting schedule of 25% at the end of each of the four years. The fair value of each option grant is estimated on the date of grant primarily using a Black-Scholes option-pricing method. We use historical data to estimate the expected price volatility and the expected forfeiture rate. The contractual term of our stock option awards is ten years. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a remaining term equal to the expected term of the option. We have not made any dividend payments to common shareholders nor do we have plans to pay dividends in the foreseeable future.

(o)  Net Loss per Common Share

Net loss per common share is based upon the weighted-average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, convertible preferred stock and convertible notes, if applicable, that are outstanding each year (Note 12).

(p)  Other Operating Expenses

We expense advertising costs as incurred. In 2012, 2011 and 2010, advertising costs amounted to $22.6 million, $9.9 million and $14.4 million, respectively, and are included in sales and marketing expenses in the accompanying consolidated statements of operations.

Shipping and handling costs are included in cost of net revenue in the accompanying consolidated statements of operations. When we charge our customers for shipping and handling costs, these costs are recorded along with product revenues.

(q)  Concentration of Credit Risk, Off-Balance Sheet Risks and Other Risks and Uncertainties

Financial instruments that potentially subject us to concentration of credit risk primarily consist of cash and cash equivalents and accounts receivable. We invest our excess cash primarily in high quality securities and limit the amount of our credit exposure to any one financial institution. We do not require collateral or other securities to support customer receivables; however, we perform on-going credit evaluations of our customers and maintain allowances for potential credit losses.

At December 31, 2012 and 2011, no individual customer’s accounts receivable balance was in excess of 10% of our aggregate accounts receivable. During 2012, 2011 and 2010, no one customer represented greater than 10% of our net revenue.

We rely on a number of third parties to manufacture certain of our products. If any of our third-party manufacturers cannot, or will not, manufacture our products in the required volumes, on a cost-effective basis, in a timely manner, or at all, we will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on our business and operating results.

(r)  Financial Instruments and Fair Value of Financial Instruments

Our primary financial instruments at December 31, 2012 and 2011 consisted of cash equivalents, restricted cash, marketable securities, accounts receivable, accounts payable and debt. We apply fair value measurement accounting to value our financial assets and liabilities. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value.

Described below are the three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices in active markets for identical assets or liabilities.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

(s)  Software for Internal Use and for Resale

We may capitalize certain costs associated with the development of internal-use software, including direct materials and services. Capitalized software is amortized on a straight-line basis over its estimated useful life and is included in computer software and equipment within property, plant and equipment.

We also develop software for resale or lease to external parties and expense the costs of developing software for resale or lease incurred before establishment of technological feasibility of the underlying software. The costs incurred from establishment of technological feasibility until general release of the software are capitalized, and the capitalized software is amortized over its estimated useful life. Capitalized software for resale or lease is included in computer software and equipment within property, plant and equipment.

(t)  Research and Development

Our research and development programs focus on the development of cardiology, infectious disease, toxicology, diabetes, oncology and women’s health products together with health information technologies that will facilitate connectivity and information and data management solutions. Research and development costs are expensed as incurred. Payments received from external parties to fund our research and development activities reduce the recorded research and development expenses.

(u)  Leases

We lease certain facilities and equipment from external parties under operating leases. Rent expense related to operating leases is recorded in the income statement as incurred. We also lease machinery, laboratory equipment, tooling and other equipment under capital leases. In determining whether a lease is a capital or an operating lease, we estimate the expected term of the lease, which includes certain renewable options as required by lease accounting guidance. Rent deferrals, landlord incentives and rent escalations are included in calculation of minimum lease payments when performing the capital lease tests and when calculating the rent expense for operating leases.

Leased property, plant and equipment that meet the capital lease criteria are capitalized at the lower of the present value of the minimum lease payments or the fair value of the underlying asset at the inception date of the lease. Assets under capital leases are depreciated on a straight-line basis over the lease term.

Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the remainder of the expected term of the lease.

(v)  Recent Accounting Pronouncements

Recently Issued Standards

In July 2012, the FASB issued Accounting Standards Update, or ASU, No. 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, or ASU 2012-02. ASU 2012-02 allows an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on our financial position, results of operations, comprehensive income or cash flows.

Recently Adopted Standards

Effective January 1, 2012, we adopted ASU No. 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing for Goodwill Impairment, or ASU 2011-08. ASU 2011-08 allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step impairment test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step impairment test is required; otherwise, no further testing is required. This update does not change the current guidance for testing other indefinite-lived intangible assets for impairment. The adoption of this standard did not have an impact on our financial position, results of operations, comprehensive income or cash flows. Based upon a qualitative assessment, we performed Step 1 of the two-step impairment test on all of our reporting units in 2012.

Effective January 1, 2012, we adopted ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, or ASU 2011-05. ASU 2011-05 (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. This update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments do not affect how the earnings per share amounts are calculated or presented. Effective January 1, 2012, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, or ASU 2011-12. As these accounting standards only require enhanced disclosure, the adoption of these standards did not impact our financial position, results of operations, comprehensive income or cash flows.

Effective January 1, 2012, we adopted ASU No. 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, or ASU 2011-04. ASU 2011-04 provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP.

Other Balance Sheet Information	12 Months Ended
Dec. 31, 2012
Other Balance Sheet Information

(3)  Other Balance Sheet Information

(a)  Components of selected captions in the consolidated balance sheets consist of (in thousands):

	December 31,
	2012	2011
Inventories, net:
Raw materials	$99,498	$92,844
Work-in-process	89,895	72,939
Finished goods	147,728	154,486

	$337,121	$320,269

Property, plant and equipment, net:
Machinery, laboratory equipment and tooling	$416,311	$340,750
Land and buildings	176,214	170,152
Leasehold improvements	45,654	38,767
Computer software and equipment	217,940	174,086
Furniture and fixtures	33,022	28,117

	889,141	751,872
Less: Accumulated depreciation and amortization	(354,672)	(260,667)

	$534,469	$491,205

Accrued expenses and other current liabilities:
Compensation and compensation-related	$93,467	$77,656
Professional fees	12,152	9,171
Interest payable	18,074	27,137
Royalty obligations	26,171	29,085
Deferred revenue	38,188	33,407
Income taxes payable	29,733	50,134
Other taxes payable	23,038	29,245
Acquisition-related obligations	79,286	68,009
Other	91,810	71,729

	$411,919	$395,573

(b)  Note receivable from FGST Investments, Inc.

In December 2012, we entered into an arrangement whereby we issued a $40.0 million short-term note to an unrelated party, FGST Investments, Inc., or FGST, for the primary purpose of providing funding in connection with their acquisition of the Polymedica Corporation (“Liberty”) line of business, a medical supply business, from a subsidiary of Express Scripts Holding Company. The note bears interest at a rate of 3.25% per annum and is collateralized by substantially all of the assets of FGST and its parent entity, ATLS. The $40.0 million short-term note is classified within prepaid expenses and other current assets on our Consolidated Balance Sheet as of December 31, 2012. In connection with the note, we obtained a call option on certain of the assets acquired by FGST, at a strike price of $40.0 million. In lieu of repayment of the note, we may exercise the option by tendering the note to obtain those assets. If we do not exercise the option, $10.0 million becomes repayable five days after the expiration of the option and $30.0 million, plus accrued and unpaid interest, becomes repayable on the 60th day following the expiration of the option.

Upon evaluation of the significant terms of the note arrangement and the call option, we have concluded that the note and option represent a variable interest in FGST and, therefore, FGST is a variable interest entity. Further, we assessed whether we are the primary beneficiary in relation to FGST and concluded that we do not have power over the most significant activities of FGST, primarily operating decision making and that our obligation to absorb losses or receive benefits from FGST is limited to our note receivable from them. Given such, we have concluded that we are not the primary beneficiary and, therefore, we will not include the financial results of FGST in our consolidated financial statements. See also Note 25.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations

(4)  Business Combinations

(a)  Acquisitions in 2012

(i)  eScreen

On April 2, 2012, we acquired eScreen, Inc., or eScreen, headquartered in Overland Park, Kansas, a technology-enabled provider of employment drug screening solutions for hiring and maintaining healthier and more efficient workforces. The preliminary aggregate purchase price was approximately $295.0 million, which consisted of $271.4 million in cash and a contingent consideration obligation with an aggregate acquisition date fair value of $23.6 million. Included in our consolidated statements of operations for the year ended December 31, 2012 is revenue totaling approximately $116.7 million related to eScreen. The operating results of eScreen are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is not deductible for tax purposes.

(ii)  Other acquisitions in 2012

During 2012, we acquired the following businesses for a preliminary aggregate purchase price of $199.4 million, which included cash payments totaling $147.4 million and contingent consideration obligations with aggregate acquisition date fair values of $52.0 million.

•	Reatrol Comercializacao De Produtos De Saude, LDA, subsequently renamed Alere Lda, located in Vila Nova de Gaia, Portugal, a distributor of products for drugs of abuse testing (Acquired January 2012)

•	Kullgren Holding AB, or Kullgren, located in Gensta, Sweden, a company that manufactures and distributes high-quality intimacy and pharmaceutical products (Acquired February 2012)

•

Wellogic ME FZ-LLC, or Wellogic UAE, located in Dubai, United Arab Emirates, a company that provides development services to Alere Wellogic, LLC, which acquired the assets of Method Factory, Inc. (d/b/a Wellogic), or Wellogic, in December 2011 (Acquired February 2012)

•

certain assets, primarily including customer and patient lists, of AmMed Direct LLC, or AmMed, located near Nashville, Tennessee, a privately-owned mail-order provider of home-diabetes testing products and supplies (Acquired March 2012)

•

MedApps Holding Company, Inc., or MedApps, headquartered in Scottsdale, Arizona, a developer of innovative remote health monitoring solutions that deliver efficient cost-effective connectivity between patient, care provider and electronic medical records (Acquired July 2012)

•	Amedica Biotech, Inc., or Amedica, located in Hayward, California, a company focused on the development and manufacture of in vitro diagnostic tests (Acquired July 2012)

•

DiagnosisOne, Inc., or DiagnosisOne, located in Lowell, Massachusetts, a software company that provides clinical analytics technology and data-driven content to hospitals, physician groups, insurers and governments (Acquired July 2012)

•

Seelen Care Laege-og & Hospitalsartikler ApS, or Seelen, located in Holstebro, Denmark, a distributor of consumables, instruments and equipment to doctors, specialists and physiotherapists (Acquired August 2012)

•

certain assets of Diagnostik Nord, or Diagnostik, located in Schwerin, Germany, a company focused on the sale of drug screening and in vitro diagnostic medical devices and a provider of diagnostic solutions (Acquired September 2012)

•

Healthcare Connections Limited, or HCC, located in Buckinghamshire, United Kingdom, an occupational health provider specializing in employment medical programs, preventative health schemes and drug and alcohol sample collection services (Acquired November 2012)

•

the diagnostic division of Medial spol. s.r.o., subsequently renamed Alere s.r.o., located in Prague, Czech Republic, a distributor of laboratory diagnostic devices, devices operating in the point-of-care testing regime, diagnostic kits and tests for biochemistry, hematology, and microbiology (Acquired November 2012)

•

certain assets of Quantum Diagnostics, or Quantum Australia, located in Australia, an on-line medical supply company that provides a range of affordable drug and alcohol tests for personal, business and professional medical use. (Acquired November 2012)

•

certain assets of NationsHealth, Inc., or NationsHealth, headquartered in Sunrise, Florida, a privately-owned mail-order provider of diabetes home-testing products and supplies, and a share acquisition of NationsHealth’s subsidiary in the Philippines, or NationsHealth Philippines (Acquired December 2012)

•	Branan Medical Corporation, or Branan, headquartered in Irvine, California, a manufacturer of drugs of abuse testing products (Acquired December 2012)

The operating results of Alere Lda, AmMed, MedApps, Amedica, Seelen, Diagnostik, HCC, Alere s.r.o., Quantum Australia, NationsHealth and Branan are included in our professional diagnostics reporting unit and business segment. The operating results of Wellogic UAE and DiagnosisOne are included in our health information solutions reporting unit and business segment. The operating results of Kullgren are included in our consumer diagnostics reporting unit and business segment.

Our consolidated statements of operations for the year ended December 31, 2012 included revenue totaling approximately $44.6 million related to these businesses. Goodwill has been recognized in all of these acquisitions and amounted to approximately $102.9 million. Goodwill related to the acquisitions of AmMed, Diagnostik and the US-based assets of NationsHealth, which totaled $8.8 million, is deductible for tax purposes. The goodwill related to the remaining 2012 acquisitions is not deductible for tax purposes.

A summary of the preliminary fair values of the net assets acquired for the acquisitions consummated in 2012 is as follows (in thousands):

	eScreen	Other	Total
Current assets(1)	$32,530	$13,304	$45,834
Property, plant and equipment	5,806	3,184	8,990
Goodwill	154,923	102,919	257,842
Intangible assets	204,000	121,223	325,223
Other non-current assets	481	221	702

Total assets acquired	397,740	240,851	638,591

Current liabilities	22,805	4,885	27,690
Non-current liabilities	79,945	36,520	116,465

Total liabilities assumed	102,750	41,405	144,155

Net assets acquired	294,990	199,446	494,436
Less:
Contingent consideration	23,600	52,020	75,620

Cash paid	$271,390	$147,426	$418,816

(1)	Includes approximately $4.0 million of acquired cash.

The following are the intangible assets acquired and their respective fair values and weighted-average useful lives (dollars in thousands):

	eScreen	Other	Total	Weighted- average Useful Life
Core technology and patents	$93,200	$54,903	$148,103	18.7 years
Trademarks and trade names	17,300	2,090	19,390	18.3 years
Customer relationships	79,600	56,885	136,485	18.1 years
Non-competition agreements	—	1,118	1,118	5.1 years
Other	13,900	1,327	15,227	9.2 years
In-process research and development	—	4,900	4,900	N/A

Total intangible assets	$204,000	$121,223	$325,223

(b)  Acquisitions in 2011

(i)  Arriva

On November 23, 2011, we acquired Arriva Medical LLC, or Arriva, located in Coral Springs, Florida, a privately-owned mail-order provider of diabetes home-testing products and supplies. The aggregate purchase price was $79.5 million, which consisted of a cash payment totaling $64.4 million and 806,452 shares of our common stock with an aggregate fair value of $15.2 million. Included in our consolidated statement of operations for the year ended December 31, 2011 is revenue totaling approximately $5.3 million related to this acquired business. The operating results of Arriva are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is deductible for tax purposes.

(ii)  Axis-Shield

On November 1, 2011, we acquired Axis-Shield, located in Dundee, Scotland, a U.K. publicly traded company focused on the development and manufacture of in vitro diagnostic tests for use in clinical laboratories and at the point of care. The aggregate purchase price was $388.8 million, which consisted of cash payments totaling $279.6 million and the fair value of previously-held investment totaling $109.2 million. Included in our consolidated statement of operations for the year ended December 31, 2011 is revenue totaling approximately $36.7 million, including $1.8 million of license and royalty revenue, related to this acquired business. The operating results of Axis-Shield are included in our professional diagnostics reporting unit and business segment. We do not expect the amount allocated to goodwill to be deductible for tax purposes.

(iii)  Avee

On October 3, 2011, we acquired Avee Laboratories Inc. and related companies, which we refer to collectively as Avee, located in Tampa, Florida, a privately-owned provider of drug testing services in the field of pain management. The aggregate purchase price was $120.5 million, which was paid in cash. Included in our consolidated statement of operations for the year ended December 31, 2011 is revenue totaling approximately $27.2 million related to this acquired business. The operating results of Avee are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is deductible for tax purposes.

(iv)  Other acquisitions in 2011

During 2011, we acquired the following businesses for an aggregate purchase price of $198.5 million, which included cash payments totaling $139.3 million, a previously-held investment with a fair value totaling $3.9 million, 25,463 shares of our common stock with an acquisition date fair value of $1.0 million, contingent consideration obligations with an aggregate acquisition date fair value of $48.7 million, deferred purchase price consideration with an acquisition date fair value of $4.2 million and debt forgiveness with a fair value of $1.5 million.

•

90% interest in BioNote, Inc., or BioNote, headquartered in South Korea, a manufacturer of diagnostic products for the veterinary industry (Acquired January 2011). We previously owned a 10% interest in BioNote.

•

assets, including domain name, of Pregnancy.org, LLC, or Pregnancy.org, a U.S.-based company providing a website for preconception, pregnancy and newborn care content, tools and sharing (Acquired January 2011)

•

Home Telehealth Limited, subsequently renamed Alere Connected Health Limited, or Alere Connected Health, located in Cardiff, Wales, a company that focuses on delivering integrated, comprehensive services and programs to health and social care providers and insurers (Acquired February 2011)

•

Bioeasy Diagnostica Ltda., or Bioeasy, located in Belo Horizonte, Brazil, a company that markets and sells rapid diagnostic tests and systems for laboratory diagnosis, prevention and monitoring of immunological diseases and fertility (Acquired March 2011)

•

80.92% interest in Standing Stone, Inc., or Standing Stone, located in Westport, Connecticut, a company that focuses on disease state management by enhancing the quality of care provided to patients who require long-term therapy for chronic disease management (Acquired May 2011)

•

certain assets, rights, liabilities and properties of Drug Detection Devices, Inc., or 3DL, located in Alpharetta, Georgia, a distributor that promotes, markets, distributes and sells drugs of abuse diagnostic products, including consumables, point-of-care diagnostic kits and related products and services (Acquired July 2011)

•	Colibri Medical AB, or Colibri, located in Helsingborg, Sweden, a distributor of point-of-care drugs of abuse diagnostic products primarily to the Scandinavian marketplace (Acquired July 2011)

•	Laboratory Data Systems, Inc., or LDS, located in Tampa, Florida, a provider of healthcare software products, services, consulting and solutions (Acquired August 2011)

•

certain assets, liabilities and properties of Abatek Medical LLC, or Abatek, located in Dover, New Hampshire, a distributor that promotes, markets, distributes and sells drugs of abuse diagnostic products, including consumables, point-of-care diagnostic kits and related products and services (Acquired September 2011)

•	Forensics Limited, or ROAR, located in Worcestershire, England, a company that provides forensic quality toxicology services across the United Kingdom (Acquired September 2011)

•

Mahsan Diagnostika Vertriebsgesellschaft mbH, or Mahsan, located in Reinbek, Germany, a distributor of in vitro diagnostic drugs of abuse products primarily to the German marketplace (Acquired October 2011)

•	Medical Automation Systems Inc., or MAS, located in Charlottesville, Virginia, a provider of network-based software solutions for point-of-care testing (Acquired October 2011)

•

certain assets and properties of 1 Medical Distribution, Inc., or 1 Medical, located in Worthington, Ohio, a distributor that promotes, markets, distributes and sells drugs of abuse diagnostic products, including consumables, point-of-care diagnostic kits and related products and services (Acquired November 2011)

•	Method Factory, Inc. (d/b/a Wellogic), or Wellogic, headquartered in Waltham, Massachusetts, a provider of software solutions designed to connect the healthcare community (Acquired December 2011)

The operating results of BioNote, Bioeasy, 3DL, Colibri, LDS, Abatek, ROAR, Mahsan, MAS and 1 Medical are included in our professional diagnostics reporting unit and business segment. The operating results of Pregnancy.org, Alere Connected Health, Standing Stone and Wellogic are included in our health information solutions reporting unit and business segment.

Our consolidated statement of operations for the year ended December 31, 2011 included revenue totaling approximately $21.1 million related to these businesses. Goodwill has been recognized in all of the acquisitions, with the exception of 1 Medical, and amounted to approximately $131.3 million. Goodwill related to the acquisitions of Pregnancy.org, 3DL, Abatek, LDS and Wellogic, which totaled $32.8 million, is expected to be deductible for tax purposes. The goodwill related to the remaining 2011 acquisitions is not expected to be deductible for tax purposes.

A summary of the aggregate purchase price allocation for the acquisitions consummated in 2011 is as follows (in thousands):

	Avee	Arriva	Axis-Shield	Other	Total
Current assets(1)	$10,197	$4,874	$92,666	$23,542	$131,279
Property, plant and equipment	5,411	524	50,719	11,820	68,474
Goodwill	30,409	58,174	136,182	131,348	356,113
Intangible assets	76,400	27,400	233,370	79,454	416,624
Other non-current assets	—	1,196	18,512	13,009	32,717

Total assets acquired	122,417	92,168	531,449	259,173	1,005,207

Current liabilities	1,927	12,629	44,758	27,623	86,937
Non-current liabilities	—	—	97,842	30,512	128,354

Total liabilities assumed	1,927	12,629	142,600	58,135	215,291

Less:
Fair value of non-controlling interest	—	—	—	2,500	2,500

Net assets acquired	120,490	79,539	388,849	198,538	787,416
Less:
Contingent consideration	—	—	—	48,685	48,685
Fair value of previously-held equity investment	—	—	109,231	3,937	113,168
Fair value of common stock issued	—	15,183	—	1,000	16,183
Loan forgiveness	—	—	—	1,488	1,488
Deferred purchase price consideration	—	—	—	4,170	4,170

Cash paid	$120,490	$64,356	$279,618	$139,258	$603,722

(1)	Includes cash acquired of approximately $23.2 million.

The following are the intangible assets acquired and their respective amortizable lives (dollars in thousands):

	Avee	Arriva	Axis-Shield	Other	Total	Weighted- average Useful Life
Core technology and patents	$—	$—	$56,919	$19,740	$76,659	10.1 years
Database	—	—	—	64	64	3.0 years
Trademarks and trade names	1,700	1,000	4,145	7,352	14,197	10.1 years
Customer relationships	71,500	23,000	114,174	35,051	243,725	12.3 years
Non-compete agreements	3,200	3,400	—	1,706	8,306	5.3 years
Software	—	—	—	7,400	7,400	10.9 years
Other	—	—	—	7,767	7,767	15.6 years
In-process research and development	—	—	58,132	374	58,506	N/A

Total intangible assets	$76,400	$27,400	$233,370	$79,454	$416,624

(c)  Acquisitions in 2010

(i)  Immunalysis

On August 16, 2010, we acquired Diagnostixx of California, Corp. (d/b/a Immunalysis Corporation), or Immunalysis, located in Pomona, California, a privately-owned manufacturer and marketer of abused and prescription drug screening solutions used by clinical reference and forensic/crime laboratories. The aggregate purchase price was $56.2 million, which consisted of an initial cash payment totaling $55.0 million and a contingent consideration obligation of up to $5.0 million with an acquisition date fair value of $1.2 million. Included in our consolidated statement of operations for the year ended December 31, 2010 is revenue totaling approximately $7.9 million related to this acquired business. The operating results of this acquired operation are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is deductible for tax purposes.

(ii)  Twist

On March 11, 2010, we acquired TwistDx, Inc., or Twist, headquartered in Cambridge, Massachusetts, a privately-owned research and development company with a research and development operation in the United Kingdom. The aggregate purchase price was $70.8 million, which consisted of an initial cash payment totaling $35.2 million and a contingent consideration obligation of up to $125.0 million with an acquisition date fair value of $35.6 million. Included in our consolidated statement of operations for the year ended December 31, 2010 is revenue totaling approximately $0.2 million related to this acquired business. The operating results of this acquired operation are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is not deductible for tax purposes.

(iii)  Alere Toxicology

On February 17, 2010, we acquired Kroll Laboratory Specialists, Inc., subsequently renamed Alere Toxicology Services, or Alere Toxicology, headquartered in Gretna, Louisiana, which provides forensic quality substance abuse testing products and services across the United States. The aggregate purchase price was $109.5 million, which was paid in cash. Included in our consolidated statement of operations for the year ended December 31, 2010 is revenue totaling approximately $31.3 million related to this acquired business. The operating results of Alere Toxicology are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is deductible for tax purposes.

(iv)  Standard Diagnostics

On February 8, 2010, we acquired a 61.92% ownership interest in Standard Diagnostics via a tender offer for approximately $162.1 million. On March 22, 2010, we acquired an incremental 13.37% ownership interest in Standard Diagnostics via a follow-on tender offer for approximately $36.2 million. In June 2010, we acquired an incremental 2.84% ownership interest for approximately $7.3 million, bringing our acquisition-related aggregate ownership interest in Standard Diagnostics to approximately 78.13%. Standard Diagnostics specializes in the medical diagnostics industry. Its main product lines relate to diagnostic reagents and devices for hepatitis, infectious diseases, tumor markers, fertility, drugs of abuse, urine strips and protein strips. The aggregate purchase price was $205.6 million in cash. Included in our consolidated statement of operations for the year ended December 31, 2010 is revenue totaling approximately $78.9 million related to Standard Diagnostics. The operating results of Standard Diagnostics are included in our professional diagnostics reporting unit and business segment. The amount allocated to goodwill from this acquisition is not deductible for tax purposes. During the fourth quarter of 2010, we acquired the remaining outstanding minority interests in Standard Diagnostics bringing our aggregate ownership interest to approximately 100% as of December 31, 2010. In connection with our purchase of shares from a certain minority shareholder, we incurred a compensation charge of $60.1 million, as a result of the transition of the day-to-day management control of the business to us.

(v)  Other acquisitions in 2010

During 2010, we acquired the following businesses for an aggregate purchase price of $161.9 million, which consisted of initial cash payments totaling $108.3 million, contingent consideration obligations with an acquisition date fair value of $52.9 million and deferred purchase price consideration with an acquisition date present value of $0.7 million.

•

RMD Networks, Inc., or RMD, located in Denver, Colorado, a provider of clinical groupware software and services designed to improve communication and coordination of care among providers, patients, and payers in the healthcare environment (Acquired January 2010)

•	certain assets of Streck, Inc., or Streck, located in Nebraska, a manufacturer of hematology, chemistry and immunology products for the clinical laboratory (Acquired January 2010)

•

assets of the diagnostics division of Micropharm Ltd., or Micropharm, located in Wales, United Kingdom, an expert in high quality antibody production in sheep for both diagnostic and therapeutic purposes, providing antisera on a contract basis for U.K. and overseas companies and academic institutions, mainly for research, therapeutic and diagnostic uses (Acquired March 2010)

•

Quantum Diagnostics Group Limited, or Quantum, headquartered in Essex, England, an independent provider of drug testing products and services to healthcare professionals across the U.K. and Europe (Acquired April 2010)

•

assets of the workplace health division of Good Health Solutions Pty Ltd., subsequently renamed Alere Health Pty Ltd., located in East Sydney, Australia, an important player in the Australian health and wellness market, focusing on health screenings, health related consulting services, health coaching and fitness instruction (Acquired April 2010)

•

certain assets of Unotech Diagnostics, Inc., or Unotech, located in California, a privately-owned company engaged in the development, formulation, manufacture, packaging, supply and distribution of our BladderCheck NMP22 lateral flow test and related lateral flow products (Acquired June 2010)

•

Scipac Holdings Limited, or Scipac, headquartered in Kent, England, a diagnostic reagent company with an extensive product portfolio supplying purified human antigens, recombinant proteins and disease state plasma to a global customer base (Acquired June 2010)

•	Ionian Technologies, Inc., or Ionian, located in San Diego, California (Acquired July 2010)

•

AdnaGen AG, now known as AdnaGen GmbH, or AdnaGen, located in Langenhagen, Germany, a company that focuses on the development of innovative tumor diagnostics for the detection of rare cells (Acquired November 2010)

•

Medlab Produtos Medicos Hospitalares Ltda, now known as Alere S.A., located in San Paulo, Brazil, a distributor of medical instruments and reagents to public and private laboratories throughout Brazil and Uruguay (Acquired December 2010)

•	Capital Toxicology, LLC, or Capital Toxicology, located in Austin, Texas, a privately-held toxicology business specializing in pain management services (Acquired December 2010)

The operating results of the acquired businesses mentioned above, except for RMD and Alere Health Pty Ltd., are included in our professional diagnostics reporting unit and business segment. The operating results of RMD and Alere Health Pty Ltd. are included in our health information solutions reporting unit and business segment. Our consolidated statement of operations for the year ended December 31, 2010 included revenue totaling approximately $12.6 million related to these businesses. Goodwill has been recognized in all of the acquisitions, with the exception of Unotech and Micropharm, and amounted to approximately $116.2 million. Goodwill related to the acquisition of Capital Toxicology, which totaled $11.6 million, is deductible for tax purposes. Goodwill related to all other acquisitions is not deductible for tax purposes.

A summary of the aggregate purchase price allocation for the acquisitions consummated in 2010 is as follows (in thousands):

	Immunalysis	Twist	Alere Toxicology	Standard Diagnostics	Other	Total
Current assets(1)	$6,933	$373	$6,044	$51,056	$20,829	$85,235
Property, plant and equipment	1,076	152	3,300	18,580	13,149	36,257
Goodwill	18,234	61,463	53,435	33,798	116,186	283,116
Intangible assets	30,600	15,700	48,400	131,179	57,976	283,855
Other non-current assets	—	—	—	16,426	562	16,988

Total assets acquired	56,843	77,688	111,179	251,039	208,702	705,451

Current liabilities	569	731	1,640	13,389	14,749	31,078
Non-current liabilities	50	6,107	—	32,088	32,024	70,269

Total liabilities assumed	619	6,838	1,640	45,477	46,773	101,347

Net assets acquired	56,224	70,850	109,539	205,562	161,929	604,104
Less:
Contingent consideration	1,200	35,600	—	—	52,908	89,708
Present value of deferred purchase price consideration	—	—	—	—	688	688

Cash paid	$55,024	$35,250	$109,539	$205,562	$108,333	$513,708

(1)	Includes cash acquired of approximately $22.9 million.

The following are the intangible assets acquired and their respective amortizable lives (dollars in thousands):

	Immunalysis	Twist	Alere Toxicology	Standard Diagnostics	Other	Total	Weighted- average Useful Life
Core technology and patents	$8,800	$8,600	$13,300	$62,135	$14,050	$106,885	12.4 years
Quality systems	—	—	—	—	153	153	5 years
Database	—	—	—	—	654	654	3 years
Trademarks and trade names	800	—	—	9,350	1,504	11,654	6.3 years
License agreements	—	—	—	—	459	459	5 years
Customer relationships	19,900	—	35,100	45,754	24,578	125,332	14.3 years
Non-compete agreements	300	—	—	255	2,095	2,650	4.2 years
Software	—	—	—	—	5,000	5,000	7 years
Distribution agreement	800	—	—	—	—	800	14 years
Manufacturing know-how	—	—	—	—	3,683	3,683	10.5 years
In-process research and development	—	7,100	—	13,685	5,800	26,585	N/A

Total intangible assets	$30,600	$15,700	$48,400	$131,179	$57,976	$283,855

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

(5)  Goodwill and Other Intangible Assets

The following is a summary of goodwill and other intangible assets as of December 31, 2012 (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Value	Weighted- average Useful Life
Amortized intangible assets:
Core technology and patents	$941,940	$326,044	$615,896	14.12 years

Other intangible assets:
Supplier relationships	18,629	15,862	2,767	9.25 years
Trademarks and trade names	252,028	116,571	135,457	10.30 years
License agreements	17,507	11,126	6,381	4.47 years
Customer relationships	1,910,752	930,542	980,210	15.76 years
Manufacturing know-how	15,332	9,607	5,725	12.21 years
Other	199,880	112,091	87,789	7.41 years

Total other intangible assets	2,414,128	1,195,799	1,218,329

Total intangible assets with finite lives	$3,356,068	$1,521,843	$1,834,225

Intangible assets with indefinite lives:
Goodwill	$4,438,374	$1,389,969	$3,048,405
Other intangible assets(1)	62,935	26,484	36,451

Total intangible assets with indefinite lives	$4,501,309	$1,416,453	$3,084,856

(1)	Primarily includes an in-process research and development asset recorded in connection with certain acquisitions.

The following is a summary of goodwill and other intangible assets as of December 31, 2011 (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Value	Weighted- average Useful Life
Amortized intangible assets:
Core technology and patents	$756,835	$253,266	$503,569	13.16 years

Other intangible assets:
Supplier relationships	18,652	14,709	3,943	9.19 years
Trademarks and trade names	232,938	86,932	146,006	9.73 years
License agreements	17,429	10,714	6,715	4.47 years
Customer relationships	1,753,985	717,826	1,036,159	15.55 years
Manufacturing know-how	10,996	6,139	4,857	12.70 years
Other	168,005	83,329	84,676	7.90 years

Total other intangible assets	2,202,005	919,649	1,282,356

Total intangible assets with finite lives	$2,958,840	$1,172,915	$1,785,925

Intangible assets with indefinite lives:
Goodwill	$4,211,240	$1,389,969	$2,821,271
Other intangible assets(1)	76,686	7,140	69,546

Total intangible assets with indefinite lives	$4,287,926	$1,397,109	$2,890,817

(1)	Primarily includes an in-process research and development asset recorded in connection with certain acquisitions.

The estimated useful lives of the individual categories of intangible assets were based on the nature of the applicable intangible assets and the expected future cash flows to be derived from those intangible assets. Amortization of intangible assets with finite lives is recognized over the shorter of the respective lives of the underlying license agreements, if applicable, or the period of time the assets are expected to contribute to future cash flows. We amortize our finite-lived intangible assets on patterns in which the economic benefits are expected to be realized. Amortization expense of intangible assets, which in the aggregate amounted to $346.9 million, $307.7 million and $298.1 million in 2012, 2011 and 2010, respectively, is included in cost of net revenue, research and development, sales and marketing and general and administrative expenses in the accompanying consolidated statements of operations. The allocation of amortization expense to the expense categories is based on the intended usage and the expected benefits of the intangible assets in relation to the expense categories.

The following is a summary of estimated aggregate amortization expense of intangible assets for each of the five succeeding fiscal years as of December 31, 2012 (in thousands):

2013	$299,473
2014	$256,907
2015	$232,489
2016	$204,639
2017	$163,382

During the fourth quarter, we perform our annual impairment tests of the carrying value of our goodwill by reporting unit. Our annual impairment review conducted during the fourth quarters of 2011 and 2010 indicated that a goodwill impairment charge was required in our health information solutions business segment and reporting unit. For further discussion see Note 2(h).

Goodwill amounts for our professional diagnostics, health information solutions and consumer diagnostics reporting units are summarized as follows (in thousands):

	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Total
Goodwill at December 31, 2010	$2,326,114	$452,962	$52,224	$2,831,300
Acquisitions(1)	352,986	31,043	—	384,029
Goodwill impairment charge(2)	—	(383,612)	—	(383,612)
Other(3)	(9,499)	(634)	(313)	(10,446)

Goodwill at December 31, 2011	$2,669,601	$99,759	$51,911	$2,821,271
Acquisitions(1)	222,306	24,604	—	246,910
Fair value of non-controlling interest(4)	(36,040)	—	—	(36,040)
Other(3)	10,370	680	5,214	16,264

Goodwill at December 31, 2012	$2,866,237	$125,043	$57,125	$3,048,405

(1)	Includes initial purchase price allocation, purchase accounting adjustments recorded to the acquired entities’ opening balance sheet and additional payments made for earn-outs and milestones achieved.

(2)	We recorded a goodwill impairment charge of approximately $383.6 million during 2011 related to our health information solutions business segment and reporting unit. Any further reduction or impairment of the value of goodwill or other intangible assets will result in additional charges against earnings, which could materially reduce our reported results of operations in future periods.

(3)	These amounts relate primarily to adjustments resulting from fluctuations in foreign currency exchange rates.

(4)	This is the correction of a prior period balance sheet classification error which we do not believe is material to our 2011 or 2012 annual financial statements, or any previously reported quarterly financial statements, and represents the fair value of the non-controlling interest as of December 31, 2011 related to our acquisition of Axis-Shield.

We generally expense costs incurred for the internal development of intangible assets, except for costs that are incurred to establish patents and trademarks, such as legal fees for initiating, filing and obtaining the patents and trademarks. As of December 31, 2012 and 2011, we had approximately $9.7 million and $9.2 million, respectively, of costs capitalized, net of amortization, in connection with establishing patents and trademarks which are included in other intangible assets, net, in the accompanying consolidated balance sheets. Upon the initial filing of the patents and trademarks, we commence amortization of such intangible assets over their estimated useful lives. Costs incurred to maintain the patents and trademarks are expensed as incurred.

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt

(6)  Long-term Debt

We had the following long-term debt balances outstanding (in thousands):

	December 31, 2012	December 31, 2011
A term loans(1)(2)	$878,438	$917,188
B term loans(1)	913,438	922,688
Incremental B-1 term loans(1)	247,500	250,000
Incremental B-2 term loans(1)	196,739	—
Revolving line of credit(1)	22,500	—
7.25% Senior notes	450,000	—
7.875% Senior notes	1,809	245,621
9% Senior subordinated notes	392,933	391,233
8.625% Senior subordinated notes	400,000	400,000
3% Convertible senior subordinated notes	150,000	150,000
Other lines of credit	31,957	19,603
Other	3,593	32,210

	3,688,907	3,328,543
Less: Current portion	(60,232)	(61,092)

	$3,628,675	$3,267,451

(1)	Incurred under our secured credit facility.

(2)	Includes “A” term loans and “Delayed Draw” term loans under our secured credit facility.

In connection with our significant long-term debt issuances, we recorded interest expense, including amortization and write-offs of deferred financing costs and original issue discounts, in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively, as follows (in thousands):

	2012		2011		2010
Secured credit facility(1)	$104,916		$41,478		$—
Former secured credit facility(2)	—		53,841	(3)	60,594
7.25% Senior notes	1,994		—		—
7.875% Senior notes	44,994	(4)	22,291		21,300
9% Senior subordinated notes	41,474		40,248		38,337
8.625% Senior subordinated notes	37,096		36,437		9,892
3% Convertible senior subordinated notes	4,984		4,988		4,986

	$235,458		$199,283		$135,109

(1)	Includes “A” term loans, including the “Delayed-Draw” term loans; “B” term loans; “Incremental B-1” term loans; “Incremental B-2” term loans; and revolving line-of-credit loans. The amount includes $5.0 million and $2.9 million in 2012 and 2011, respectively, related to the amortization of fees paid for certain debt modifications.

(2)	Consists of loans under our former First Lien Credit Agreement and Second Lien Credit Agreement.

(3)	Amount includes approximately $29.7 million recorded in connection with the termination of our former secured credit facility and related interest rate swap agreement, coupled with the amortization of fees paid for certain debt modifications.

(4)	Amount includes approximately $23.2 million loss recorded in connection with the repurchase of substantially all of our 7.875% senior notes. Included in the $23.2 million is a $12.3 million make-whole payment which has been classified within cash flow from financing activities in our consolidated statement of cash flows.

The following describes each of the debt instruments listed above:

(a)  Secured Credit Facility

On June 30, 2011, we entered into a Credit Agreement, or secured credit facility, with certain lenders, General Electric Capital Corporation as administrative agent and collateral agent, and certain other agents and arrangers, and, along with certain of our subsidiaries, a related guaranty and security agreement. On December 7, 2011, we entered into an amendment to our secured credit facility to provide an additional term loan facility for the “Incremental B-1” term loans described below (all of which we borrowed on that date). On March 28, 2012, we entered into a further amendment to our secured credit facility to provide an additional term loan facility for the “Incremental B-2” term loans described below (all of which we borrowed on that date). The secured credit facility, as amended, provides for credit facilities totaling $2.55 billion in the aggregate, consisting of term loans in the aggregate principal amount of $2.3 billion (consisting of “A” term loans (including “Delayed Draw” term loans) in the aggregate principal amount of $925.0 million, “B” term loans in the aggregate principal amount of $925.0 million, “Incremental B-1” term loans in the aggregate principal amount of $250.0 million and “Incremental B-2” term loans in the aggregate principal amount of $200.0 million), all of which we have fully drawn, and, subject to our continued compliance with the secured credit facility, a $250.0 million revolving line of credit (which includes a $50.0 million sublimit for the issuance of letters of credit).

We must repay the “A” term loans (excluding the “Delayed Draw” term loans) in eighteen consecutive quarterly installments, which began on December 31, 2011 and continue through March 31, 2016, in the amount of $7,812,500 each, and a final installment on June 30, 2016, in the amount of $484,375,000; we must repay the “Delayed-Draw” term loans included within the “A” term loans in fifteen consecutive quarterly installments, which began on September 30, 2012 and continue through March 31, 2016, in the amount of $3,750,000 each, and a final installment on June 30, 2016, in the amount of $243,750,000. We must repay the “B” term loans in twenty-two consecutive quarterly installments, which began on December 31, 2011 and continue through March 31, 2017, in the amount of $2,312,500 each, and a final installment on June 30, 2017, in the amount of $874,125,000. We must repay the “Incremental B-1” term loans in twenty-one consecutive quarterly installments, which began on March 31, 2012 and continue through March 31, 2017, in the amount of $625,000 each, and a final installment on June 30, 2017, in the amount of $236,875,000. We must repay the “Incremental B-2” term loans in twenty consecutive quarterly installments, which began on June 30, 2012 and continue through March 31, 2017, in the amount of $500,000 each, and a final installment on June 30, 2017, in the amount of $190,000,000. We have paid in full all installments of all term loans due on or before December 31, 2012. We may repay any borrowings under the revolving line of credit at any time without premium or penalty, but we must repay all such borrowings in no event later than June 30, 2016. Notwithstanding the foregoing, and subject to certain exceptions provided for in the Credit Agreement, in the event that any of our existing 9% senior subordinated notes or existing 3% convertible senior subordinated notes remain outstanding on the date that is six months prior to the relevant maturity date thereof, respectively, then all of the term loans and revolving credit loans under the secured credit facility shall instead mature in full on the relevant prior date.

The “A” term loans (including the “Delayed Draw” term loans) and our borrowings under the revolving credit facility bear interest at a rate per annum of, at our option, either (i) the Base Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 1.75% and 2.50% depending on our consolidated secured leverage ratio, or (ii) the Eurodollar Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 2.75% and 3.50% depending on our consolidated secured leverage ratio. The “B” term loans, the “Incremental B-1” term loans and the “Incremental B-2” term loans bear interest at a rate per annum of, at our option, either (i) the Base Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 2.50% and 3.25% depending on our consolidated secured leverage ratio, or (ii) the Eurodollar Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 3.50% and 4.25% depending on our consolidated secured leverage ratio. Interest on “B” term loans, “Incremental B-1” term loans and “Incremental B-2” term loans based on the Eurodollar Rate is subject to a 1.00% floor with respect to the base Eurodollar Rate. We are required to pay a fee on the unused portion of the revolving credit facility at a rate per annum of 0.50%. As of December 31, 2012, the “A” term loans (including the “Delayed-Draw” term loans), the “B” term loans, the “Incremental B-1” term loans, the “Incremental B-2” term loans and the revolving line of credit loans bore interest at rates of 3.21%, 4.75%, 4.75%, 4.75% and 3.21%, respectively, per annum.

As of December 31, 2012, we were in compliance with all financial covenants related to the above debt, which consisted principally of a maximum consolidated secured leverage ratio, a minimum consolidated interest coverage ratio and a limit on capital expenditures.

As of December 31, 2012, accrued interest related to the secured credit facility amounted to $1.4 million.

(b)  First Lien Credit Agreement and Second Lien Credit Agreement

In connection with entering into the secured credit facility on June 30, 2011, we repaid in full all outstanding indebtedness under and terminated our First Lien Credit Agreement, or senior secured credit facility, and our Second Lien Credit Agreement, or junior secured credit facility (and, collectively with the senior secured credit facility, our former secured credit facility), each dated June 26, 2007, with certain lenders, General Electric Capital Corporation, as administrative agent and collateral agent, and certain other agents and arrangers, and certain related guaranty and security agreements. The aggregate outstanding principal amount of the loans repaid under our former secured credit facility in connection with the termination thereof was approximately $1.2 billion.

In August 2007, we entered into interest rate swap contracts, with an effective date of September 28, 2007, that had a total notional value of $350.0 million and an original maturity date of September 28, 2010. These interest rate swap contracts paid us variable interest at the three-month LIBOR rate, and we paid the counterparties a fixed rate of 4.85%. In March 2009, we extended our August 2007 interest rate hedge for an additional two-year period commencing in September 2010 at a one-month LIBOR rate of 2.54%. These interest rate swap contracts were entered into to convert $350.0 million of the $1.2 billion variable rate term loans under our former secured credit facility into fixed rate debt. In connection with entering into the secured credit facility on June 30, 2011, we paid $10.1 million to terminate these interest rate swap contracts which was recorded in interest expense, including amortization of original issue discounts and deferred financing costs, in our consolidated statements of operations.

In January 2009, we entered into interest rate swap contracts, with an effective date of January 14, 2009, that had a total notional value of $500.0 million and a maturity date of January 5, 2011. These interest rate swap contracts paid us variable interest at the one-month LIBOR rate, and we paid the counterparties a fixed rate of 1.195%. These interest rate swap contracts were entered into to convert $500.0 million of the $1.2 billion variable rate term loan under our former secured credit facility into fixed rate debt. We did not extend the terms of these interest rate swap contracts after January 5, 2011.

(c)  7.25% Senior Notes

On December 11, 2012, we sold a total of $450.0 million aggregate principal amount of 7.25% senior notes due 2018, or the 7.25% senior notes, in a private placement to initial purchasers, who agreed to resell the notes only to qualified institutional buyers and to persons outside the United States; we sold the 7.25% senior notes at an initial offering price of 100%. Net proceeds from this offering amounted to $443.2 million, which was net of the underwriters’ commissions and offering expenses totaling $6.8 million. We used $267.4 million of the net proceeds to purchase $248.2 million outstanding principal amount of the 7.875% senior notes as described below and $170.0 million to pay down a portion of the outstanding balance under our revolving line of credit.

The 7.25% senior notes were issued under an indenture dated August 11, 2009, as amended or supplemented, the 7.25% Indenture. The 7.25% senior notes accrue interest at the rate of 7.25% per annum. Interest on the 7.25% senior notes is payable semi-annually on June 15 and December 15, beginning on June 15, 2013. The 7.25% senior notes mature on July 1, 2018, unless earlier redeemed.

We may redeem the 7.25% senior notes, in whole or part, at any time on or after December 15, 2015, by paying the principal amount of the notes being redeemed plus a declining premium, plus accrued and unpaid interest to, but excluding, the redemption date. The premium declines from 3.625% during the twelve months on and after December 15, 2015 to 1.813% during the six months on and after December 15, 2016 to zero on and after June 15, 2017. At any time prior to December 15, 2015, we may redeem up to 35% of the aggregate principal amount of the 7.25% senior notes with money that we raise in certain equity offerings, so long as (i) we pay 107.25% of the principal amount of the notes being redeemed, plus accrued and unpaid interest to, but excluding, the redemption date; (ii) we redeem the notes within 90 days of completing such equity offering; and (iii) at least 65% of the aggregate principal amount of the 7.25% senior notes remains outstanding afterwards. In addition, at any time prior to December 15, 2015, we may redeem some or all of the 7.25% senior notes by paying the principal amount of the notes being redeemed plus a make-whole premium, plus accrued and unpaid interest to, but excluding, the redemption date.

If a change of control occurs, subject to specified conditions, we must give holders of the 7.25% senior notes an opportunity to sell their notes to us at a purchase price of 101% of the principal amount of the notes, plus accrued and unpaid interest to, but excluding, the date of the purchase.

If we, or our subsidiaries, engage in asset sales, we, or they, generally must either invest the net cash proceeds from such sales in our or their businesses within a specified period of time, prepay certain indebtedness or make an offer to purchase a principal amount of the 7.25% senior notes equal to the excess net cash proceeds, subject to certain exceptions. The purchase price of the notes would be 100% of their principal amount, plus accrued and unpaid interest.

The 7.25% senior notes are unsecured and are equal in right of payment to all of our existing and future senior debt, including our borrowings under our secured credit facility. Our obligations under the 7.25% senior notes and the 7.25% Indenture are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by certain of our domestic subsidiaries, and the obligations of such domestic subsidiaries under their guarantees are equal in right of payment to all of their existing and future senior debt. See Note 24 for guarantor financial information.

The 7.25% Indenture contains covenants that limit our ability, and the ability of our subsidiaries, to, among other things, incur additional debt; pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated debt; make certain investments; create liens on assets; transfer or sell assets; engage in transactions with affiliates; create restrictions on our or their ability pay dividends or make loans, asset transfers or other payments to us or them; issue capital stock; engage in any business, other than our or their existing businesses and related businesses; enter into sale and leaseback transactions; incur layered indebtedness; and consolidate, merge or transfer all or substantially all of our, or their, assets, taken as a whole. These covenants are subject to certain exceptions and qualifications. The 7.25% Indenture contains customary events of default entitling the trustee or the holders of the 7.25% senior notes to declare all amounts owed pursuant to the 7.25% senior notes immediately payable if we violate certain of our obligations.

As of December 31, 2012, accrued interest related to the 7.25% senior notes amounted to $1.9 million.

(d)  7.875% Senior Notes

During the third quarter of 2009, we sold a total of $250.0 million aggregate principal amount of 7.875% senior notes due 2016, or the 7.875% senior notes, in two separate transactions on August 11, 2009 and September 28, 2009. Net proceeds from these offerings amounted to approximately $240.0 million, which was net of underwriters’ commissions totaling $3.7 million and original issue discount totaling $6.3 million. The 7.875% senior notes were issued under an indenture dated August 11, 2009, as amended or supplemented, the 7.875% Indenture. The 7.875% senior notes accrued interest from the dates of their respective issuances at the rate of 7.875% per annum. Interest on the notes was payable semi-annually on February 1 and August 1, commencing on February 1, 2010. The terms of the notes provided that they matured on February 1, 2016, unless earlier redeemed.

In December 2012, we used $267.4 million of the net proceeds of our sale of the 7.25% senior notes to purchase $248.2 million outstanding principal amount of the 7.875% senior notes. The purchased 7.875% senior notes represented 99.3% of the total then-outstanding principal amount of the 7.875% senior notes.

On February 13, 2013, we redeemed the remaining $1.8 million outstanding principal amount of the 7.875% senior notes pursuant to our optional redemption right under the 7.875% Indenture, and we subsequently terminated the 7.875% Indenture.

As of December 31, 2012, accrued interest related to the 7.875% senior notes amounted to $0.1 million.

(e)  Senior Subordinated Notes

On May 12, 2009, we sold $400.0 million aggregate principal amount of 9% senior subordinated notes due 2016, or the 9% subordinated notes, in a public offering at an initial offering price of 96.865%. Net proceeds from this offering amounted to $379.5 million, which was net of underwriters’ commissions totaling $8.0 million and original issue discount totaling $12.5 million.

On September 21, 2010, we sold $400.0 million aggregate principal amount of 8.625% senior subordinated notes due 2018, or the 8.625% subordinated notes, in a private placement to initial purchasers, who agreed to resell the notes only to qualified institutional buyers and to persons outside the United States; we sold the 8.625% subordinated notes at an initial offering price of 100%. Net proceeds from this offering amounted to $393.0 million, which was net of underwriters’ commissions totaling $7.0 million. These notes were subsequently exchanged for new notes having substantially the same terms in an exchange offer registered under the Securities Act. We refer to the 9% subordinated notes and the 8.625% subordinated notes collectively as our senior subordinated notes.

The 9% subordinated notes, which were issued under an indenture dated May 12, 2009, as amended or supplemented, accrue interest from the date of their issuance, or May 12, 2009, at the rate of 9% per annum. Interest on the 9% subordinated notes is payable semi-annually on May 15 and November 15, beginning on November 15, 2009. The 9% subordinated notes mature on May 15, 2016, unless earlier redeemed. The 8.625% subordinated notes, which were issued under a supplemental indenture dated September 21, 2010, as amended or supplemented, accrue interest from the date of their issuance, or September 21, 2010, at the rate of 8.625% per annum. Interest on the 8.625% notes is payable semi-annually on April 1 and October 1, beginning on April 1, 2011. The 8.625% subordinated notes mature on October 1, 2018, unless earlier redeemed.

We may redeem the 9% subordinated notes, in whole or part, at any time (which may be more than once) on or after May 15, 2013, by paying the principal amount of the notes being redeemed plus a declining premium, plus accrued and unpaid interest to, but excluding, the redemption date. The premium declines from 4.50% during the twelve months after May 15, 2013 to 2.25% during the twelve months after May 15, 2014 to zero on and after May 15, 2015. In addition, at any time prior to May 15, 2013, we may redeem some or all of the 9% subordinated notes by paying the principal amount of the notes being redeemed plus a make-whole premium, plus accrued and unpaid interest to, but excluding, the redemption date.

We may redeem the 8.625% subordinated notes, in whole or part, at any time (which may be more than once) on or after October 1, 2014, by paying the principal amount of the notes being redeemed plus a declining premium, plus accrued and unpaid interest to, but excluding, the redemption date. The premium declines from 4.313% during the twelve months on and after October 1, 2014 to 2.156% during the twelve months on and after October 1, 2015 to zero on and after October 1, 2016. Prior to October 1, 2013, we may redeem, in whole or part, at any time (which may be more than once), up to 35% of the aggregate principal amount of the 8.625% subordinated notes with money that we raise in certain equity offerings so long as (i) we pay 108.625% of the principal amount of the notes being redeemed, plus accrued and unpaid interest to, but excluding, the redemption date; (ii) we redeem the notes within 90 days of completing such equity offering; and (iii) at least 65% of the aggregate principal amount of the 8.625% subordinated notes, including any 8.625% subordinated notes issued after September 21, 2010, remains outstanding afterwards. In addition, at any time prior to October 1, 2014, we may redeem some or all of the 8.625% subordinated notes by paying the principal amount of the notes being redeemed plus a make-whole premium, plus accrued and unpaid interest to, but excluding, the redemption date.

If a change of control occurs, subject to specified conditions, we must give holders of the senior subordinated notes an opportunity to sell their notes to us at a purchase price of 101% of the principal amount of the notes, plus accrued and unpaid interest to, but excluding, the date of the purchase.

If we, or our subsidiaries, engage in asset sales, we, or they, generally must either invest the net cash proceeds from such sales in our or their businesses within a specified period of time, prepay senior debt or make an offer to purchase a principal amount of the senior subordinated notes (on a pro rata basis with respect to the 9% subordinated notes and the 8.625% subordinated notes) equal to the excess net cash proceeds, subject to certain exceptions. The purchase price of the senior subordinated notes would be 100% of their principal amount, plus accrued and unpaid interest.

The senior subordinated notes are unsecured and are subordinated in right of payment to all of our existing and future senior debt, including our borrowings under our secured credit facility and our senior notes, and equal in right of payment to our 3% convertible senior subordinated notes. Our obligations under the senior subordinated notes and the indentures under which they were issued are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior subordinated basis by certain of our domestic subsidiaries, and the obligations of such domestic subsidiaries under their guarantees are subordinated in right of payment to all of their existing and future senior debt, including their guarantees with respect to our secured credit facility and our senior notes. See Note 24 for guarantor financial information.

The indentures under which the senior subordinated notes were issued contain covenants that limit our ability, and the ability of our subsidiaries, to, among other things, incur additional debt; pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated debt; make certain investments; create liens on assets; transfer or sell assets; engage in transactions with affiliates; create restrictions on our or their ability pay dividends or make loans, asset transfers or other payments to us or them; issue capital stock; engage in any business, other than our or their existing businesses and related businesses; enter into sale and leaseback transactions; incur layered indebtedness; and consolidate, merge or transfer all or substantially all of our, or their, assets, taken as a whole. These covenants are subject to certain exceptions and qualifications. These indentures contain customary events of default entitling the trustee or the holders of the relevant senior subordinated notes to declare all amounts owed pursuant the relevant senior subordinated notes immediately payable if we violate certain of our obligations with respect thereto.

As of December 31, 2012, accrued interest related to the 9% subordinated notes and the 8.625% subordinated notes amounted to $4.5 million and $8.6 million, respectively.

(f)  3% Convertible Senior Subordinated Notes

On May 14, 2007, we sold $150.0 million principal amount of 3% convertible senior subordinated notes due 2016, or the 3% convertible senior subordinated notes, in a private placement to qualified institutional buyers, at an initial offering price of 100%. At the initial conversion price of $52.30, the 3% convertible senior subordinated notes were convertible into an aggregate of 2.9 million shares of our common stock. The conversion price was subject to adjustment one year from the date of sale. Based upon the daily volume-weighted price per share of our common stock for the thirty consecutive trading days ending May 9, 2008, the conversion price decreased from $52.30 to $43.98 in May 2008. The decrease in conversion price resulted in additional shares of our common stock becoming issuable upon conversion of the 3% convertible senior subordinated notes. The 3% convertible senior subordinated notes are now convertible into 3.4 million shares of our common stock at a conversion price of $43.98. Interest accrues at 3% per annum, compounded daily, on the outstanding principal amount of the 3% convertible senior subordinated notes and is payable in arrears on May 15th and November 15th of each year, beginning on November 15, 2007. We have paid in full all installments of interest on the 3% convertible senior subordinated notes due on or before December 31, 2012.

We may not redeem the 3% convertible senior subordinated notes prior to their stated maturity. In the event of certain fundamental changes (as defined in the indenture governing the 3% convertible senior subordinated notes) or a termination of trading of our common stock (as described in such indenture), we may be required to repurchase the 3% convertible senior subordinated notes for cash at a price equal to 100% of the unconverted principal amount thereof plus any accrued but unpaid interest. The 3% convertible senior subordinated notes are unsecured and are subordinated in right of payment to all of our existing and future senior debt, including borrowings under our secured credit facility and our senior notes, and equal in right of payment to our senior subordinated notes. The indenture governing the 3% convertible senior subordinated notes contains customary events of default entitling the trustee or the holders thereof to declare all amounts owed pursuant to the 3% convertible senior subordinated notes immediately payable if we violate certain of our obligations with respect thereto.

As of December 31, 2012, accrued interest related to the 3% convertible senior subordinated notes amounted to $0.6 million.

(g)  Lines of Credit

Some of our subsidiaries maintain local lines of credit for short-term advances. Total available credit under the local lines of credit is approximately $19.7 million, of which $9.5 million was borrowed and outstanding as of December 31, 2012.

(h)  Other Debt

Included in other debt for the year ended December 31, 2012 are borrowings by certain of our subsidiaries from various financial institutions. The borrowed funds are primarily used to fund capital expenditures and working capital requirements. Interest expense on these borrowings was $5.1 million for the year ended December 31, 2012.

(i)  Maturities of Long-Term Debt

The following is a summary of the maturities of long-term debt outstanding on December 31, 2012 (in thousands):

2013	$60,232
2014	48,745
2015	49,304
2016	1,380,335
2017	1,304,904
Thereafter	854,251

3,697,771
Less: Original issue discounts	(8,864)

$3,688,907

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

(7)  Fair Value Measurements

The following tables present information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Marketable securities	$904	$904	$—	$—

Total assets	$904	$904	$—	$—

Liabilities:
Contingent consideration obligations(1)	$176,172	$—	$—	$176,172

Total liabilities	$176,172	$—	$—	$176,172

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Marketable securities	$3,340	$3,340	$—	$—

Total assets	$3,340	$3,340	$—	$—

Liabilities:
Contingent consideration obligations(1)	$140,047	$—	$—	$140,047
Foreign exchange forward contracts(2)	447	—	447	—

Total liabilities	$140,494	$—	$447	$140,047

(1)	We determine the fair value of the contingent consideration obligations based on a probability-weighted approach derived from earn-out criteria estimates and a probability assessment with respect to the likelihood of achieving the various earn-out criteria. The measurement is based upon significant inputs not observable in the market. Significant increases or decreases in any of these inputs could result in a significantly higher or lower fair value measurement. Changes in the fair value of these contingent consideration obligations are recorded as income or expense within operating income in our consolidated statements of operations. See Note 11 for additional information on the valuation of our contingent consideration obligations.

(2)	The fair value of the foreign exchange forward contracts was measured using readily observable market inputs, such as quotations on forward foreign exchange points and foreign interest rates.

Changes in the fair value of our Level 3 contingent consideration obligations during the year ended December 31, 2012 were as follows (in thousands):

Fair value of contingent consideration obligations, January 1, 2012	$140,047
Acquisition date fair value of contingent consideration obligations recorded	75,620
Foreign currency adjustments	395
Payments	(33,211)
Present value accretion	19,230
Adjustments, net (income) expense	(25,909)

Fair value of contingent consideration obligations, December 31, 2012	$176,172

At December 31, 2012 and 2011, the carrying amounts of cash and cash equivalents, restricted cash, receivables, accounts payable and other current liabilities approximated their estimated fair values.

The carrying amount and estimated fair value of our long-term debt were $3.7 billion at December 31, 2012. The carrying amount and estimated fair value of our long-term debt were $3.3 billion at December 31, 2011. The estimated fair value of our long-term debt was determined using information derived from available market sources (Level 2 in the fair value hierarchy) and may not be representative of actual values that could have been or will be realized in the future.

Capital Leases	12 Months Ended
Dec. 31, 2012
Capital Leases

(8)  Capital Leases

The following is a schedule of the future minimum lease payments under capital leases, together with the present value of such payments as of December 31, 2012 (in thousands):

2013	$6,683
2014	5,096
2015	4,332
2016	1,944
2017	838
Thereafter	708

Total future minimum lease payments	19,601
Less: Imputed interest	—

Present value of future minimum lease payments	19,601
Less: Current portion	(6,684)

$12,917

At December 31, 2012, the capitalized amounts of the building, machinery and equipment and computer equipment under capital leases were as follows (in thousands):

Machinery, laboratory equipment and tooling	$33,096
Computer equipment	633
Furniture and fixtures	210
Vehicles	39
Leasehold improvements	—

33,978
Less: Accumulated amortization	(4,351)

$29,627

The amortization expense of assets recorded under capital leases is included in depreciation and amortization expense of property, plant and equipment.

Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
Postretirement Benefit Plans

(9)  Postretirement Benefit Plans

(a)  Employee Savings Plans

Our company and several of our U.S.-based subsidiaries sponsor various 401(k) savings plans, to which eligible domestic employees may voluntarily contribute a portion of their income, subject to statutory limitations. In addition to the participants’ own contributions to these 401(k) savings plans, we match such contributions up to a designated level. Total matching contributions related to employee savings plans were $8.8 million, $7.6 million and $6.9 million in 2012, 2011 and 2010, respectively.

(b)  U.K. Pension Plans

Changes in benefit obligations, plan assets, funded status and amounts recognized on the accompanying balance sheet as of and for the years ended December 31, 2012 and 2011, for our Defined Benefit Plan were as follows (in thousands):

	2012	2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$14,966	$14,391
Interest cost	742	773
Actuarial loss	2,211	274
Benefits paid	(417)	(260)
Foreign exchange impact	838	(212)

Benefit obligation at end of year	$18,340	$14,966

Change in plan assets
Fair value of plan assets at beginning of year	$11,272	$10,855
Actual return on plan assets	1,634	(90)
Employer contribution	916	927
Benefits paid	(417)	(260)
Foreign exchange impact	638	(160)

Fair value of plan assets at end of year	$14,043	$11,272

Funded status	$(4,297)	$(3,694)

Accumulated benefit obligation	$18,340	$14,966

The net amounts recognized in the accompanying consolidated balance sheets are shown in current liabilities and were $4.3 million and $3.7 million for the years ended December 31, 2012 and 2011, respectively.

The following represents the amounts recognized in other comprehensive income (loss) for the year ended December 31, 2012:

Amortization of net loss	(114)
Amortization of prior service cost	(422)
New actuarial gains	1,212
Foreign exchange impact	419

Total	$1,095

The amortization of prior service cost is expected to be approximately $0.4 million in 2013.

Amounts recognized in accumulated other comprehensive income (loss) for the years ending December 31, 2012 and 2011 are as follows:

	2012	2011
Net actuarial loss	$4,098	$2,825
Prior service costs	4,754	4,932

Net amount recognized	$8,852	$7,757

The measurement dates used to determine plan assets and benefit obligations for the Defined Benefit Plan were December 31, 2012 and 2011.

The following table provides the weighted-average actuarial assumptions:

	2012	2011
Assumptions used to determine benefit obligations(1):
Discount rate	4.30%	4.90%
Rate of compensation increase	3.65%	3.75%
Assumptions used to determine net periodic benefit cost(2):
Discount rate	4.90%	5.30%
Expected long-term return on plan assets	5.40%	6.40%
Rate of compensation increase	3.75%	4.15%

(1)	The actuarial assumptions used to compute the unfunded status for the plan are based upon information available as of December 31, 2012 and 2011.

(2)	The actuarial assumptions used to compute the net periodic pension benefit cost are based upon the information available as of the beginning of the presented year.

The actuarial assumptions are reviewed on an annual basis. The overall expected long-term rate of return on plan assets assumption was determined based on historical investment return rates on portfolios with a high proportion of equity securities.

The annual cost of the Defined Benefit Plan is as follows (in thousands):

	2012	2011	2010
Interest cost	$742	$773	$717
Expected return on plan assets	(636)	(731)	(597)
Amortization of net loss	114	32	20
Amortization of prior service cost	422	427	—
Curtailment loss (gain)	—	—	—

Net periodic benefit cost	$642	$501	$140

The plan assets of the Defined Benefit Plan comprise a mix of stocks and fixed income securities and other investments. At December 31, 2012, these stocks and fixed income securities represented 69% and 31%, respectively, of the market value of the pension assets. We expect to contribute approximately £0.6 million (or $0.9 million at December 31, 2012) to the Defined Benefit Plan in 2013. We expect that the benefits to be paid to plan participants will range between approximately $0.3 million and $0.4 million per year for each of the next five years and that benefits totaling $0.5 million will be paid annually for the five years thereafter.

Our overall investment strategy is to ensure the investments are spread across a range of investments varying by both investment class and geographical location which is achieved by investing largely in equity and fixed income funds. Spreading the investments in this manner reduces the risk of a decline in a particular market having a substantial impact on the whole fund. The target allocation for the plan assets is a 70% holding in equities (both in the U.K. and overseas), with the remaining assets invested in investment grade corporate bonds.

The fair values of our pension plan assets at December 31, 2012 and 2011 by asset category are presented in the following table (Level 2 in the fair value hierarchy).

	Plan Assets at December 31,
Asset Category	2012	2011
Equity securities:
U.K. equities	$4,807	$3,805
Overseas equities	2,532	1,993
U.S. equities	2,219	1,789
Debt securities — corporate bonds	4,286	3,450
Other — cash	198	235

Total plan assets	$14,042	$11,272

The table above presents the fair value of our plan’s assets in accordance with the fair value hierarchy. The pension plan assets are measured using net asset value per share (or its equivalent) and are reported as a Level 2 investment above due to our ability to redeem the investment either at the balance sheet date or within limited time restrictions.

Unipath Limited, or Unipath, contributed $0.4 million in 2012, $0.3 million in 2011 and $0.4 million in 2010 to a Defined Contribution Plan, which was recognized as an expense in the accompanying consolidated statement of operations.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

(10)  Derivative Financial Instruments

We may manage our economic and transaction exposure to certain market-based risks through the use of derivative instruments. Our objective for holding derivative instruments has been to reduce volatility of net earnings and cash flows associated with changes in interest rates and foreign currency exchange rates. We do not hold or issue derivative financial instruments for speculative purposes.

(a)  Interest Rate Risk

We used interest rate swap contracts from time to time in the management of our interest rate exposure related to our former secured credit facility. On June 30, 2011, we entered into a new secured credit facility and, in connection therewith, repaid in full all outstanding indebtedness under and terminated our former secured credit facility and related interest rate swaps.

(b)  Foreign Currency Risk

In connection with our acquisition of Axis-Shield, we acquired a number of foreign currency forward contracts. The specific risk hedged in these contracts was the undiscounted foreign currency spot rate risk on forecasted foreign currency revenue. As of December 31, 2012, all of the acquired foreign currency forward contracts were settled. As of December 31, 2011, the notional value of these contracts was $16.6 million and CHF 5.4 million. We report the effective portion of the gain or loss on a cash flow hedge as a component of other comprehensive income, and it was subsequently reclassified into net earnings in the period in which the hedged transaction affected net earnings or the forecasted transaction was no longer probable of occurring.

The following tables summarize the fair value of our derivative instruments and the effect of the derivative instruments on/in our accompanying consolidated balance sheets and consolidated statements of operations (in thousands):

Derivative Instruments	Balance Sheet Caption	Fair Value at December 31, 2012	Fair Value at December 31, 2011
Foreign currency forward contracts	Accrued expenses and other current liabilities	$—	$447

Derivative Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized During the Year Ended December 31, 2012	Amount of Loss Recognized During the Year Ended December 31, 2011
Foreign currency forward contracts	Other comprehensive income (loss)	$—	$(1,187)

Total loss	Other comprehensive income (loss)	$—	$(1,187)

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(11)  Commitments and Contingencies

(a)  Operating Leases

We have operating lease commitments for certain of our facilities and equipment that expire on various dates through 2019. The following schedule outlines future minimum annual rental payments under these leases at December 31, 2012 (in thousands):

2013	$43,148
2014	37,350
2015	32,943
2016	30,935
2017	27,449
Thereafter	62,496

$234,321

Rent expense relating to operating leases was approximately $51.2 million, $42.3 million and $39.0 million during 2012, 2011 and 2010, respectively.

(b)  Contingent Consideration Obligations

We determine the acquisition date fair value of the contingent consideration obligations based on a probability-weighted approach derived from the overall likelihood of achieving the targets before the corresponding delivery dates. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement, as defined in fair value measurement accounting. The resultant probability-weighted milestone payments are discounted using a discount rate based upon the weighted-average cost of capital. At each reporting date, we revalue the contingent consideration obligations to the reporting date fair values and record increases and decreases in the fair values as income or expense in our consolidated statements of operations.

Increases or decreases in the fair values of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of earn-out criteria and changes in probability assumptions with respect to the likelihood of achieving the various earn-out criteria.

We have contractual contingent consideration obligations related to our acquisitions of Accordant, AdnaGen, Alere Healthcare, Alere S.A., Amedica, Bioeasy, Branan, Capital Toxicology, DiagnosisOne, Diagnostik, eScreen, HCC, Immunalysis, Ionian, LDS, MedApps, Mologic, NationsHealth, ROAR, Standing Stone, Twist, Wellogic and certain other small businesses.

•	Accordant

With respect to Accordant, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and cash collection targets starting after the second anniversary of the acquisition date and completed prior to the third anniversary date of the acquisition. The maximum amount of the earn-out totaling $6.0 million was achieved in 2012. A payment of $1.5 million was made during the fourth quarter of 2012 and the remaining payments will be made in quarterly installments of $1.5 million during 2013.

•	AdnaGen

With respect to AdnaGen, the terms of the acquisition agreement require us to pay earn-outs upon successfully (i) meeting certain financial performance targets during the two years following the acquisition, (ii) achieving multiple product development milestones during the three years following the acquisition and (iii) creating pharmaceutical alliances during the six years following the acquisition. The maximum remaining amount of the earn-out payments is approximately $42.0 million.

•	Alere Healthcare

With respect to Alere Healthcare, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and operating income targets during each of the calendar years 2010 through 2012. The 2012 portion of the earn-out totaling approximately $0.3 million was earned and accrued as of December 31, 2012. Payment of the 2012 earn-out is expected to be made during the second quarter of 2013.

•	Alere S.A.

With respect to Alere S.A., the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and EBITDA targets during each of the calendar years 2011 through 2016. The conditions of the 2012 and 2011 earn-outs were not achieved. The maximum remaining amount of the earn-out payments is approximately $6.0 million.

•	Amedica

With respect to Amedica, the terms of the acquisition agreement require us to make earn-out payments upon successfully meeting certain financial targets during each of the calendar years 2012 and 2013. The 2012 portion of the earn-out totaling approximately $6.9 million was earned and accrued as of December 31, 2012. Payment of the 2012 earn-out is expected to be made during the second quarter of 2013. The maximum remaining amount of the earn-out payments is $8.1 million.

•	Bioeasy

With respect to Bioeasy, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain revenue and EBITDA targets during each of the calendar years 2011 through 2013. The 2011 and 2012 earn-outs were not achieved. The maximum remaining amount of the earn-out payments is approximately $2.5 million.

•	Branan

With respect to Branan, the terms of the acquisition agreement require us to pay earn-outs upon successfully achieving various regulatory product approval milestones by the second anniversary of the acquisition date. Four milestones were achieved during 2012 resulting in an accrual totaling approximately $2.0 million as of December 31, 2012. Payment of the 2012 milestones is expected to be made during the first quarter of 2013. The maximum remaining amount of the earn-out payments is $3.0 million.

•	Capital Toxicology

The initial terms of the acquisition agreement for Capital Toxicology provided for an earn-out calculated based on the amount, if any, by which EBITDA derived from the acquired business exceeded specified targets during each of the calendar years 2011 and 2012. A portion of the earn-out for the 2011 calendar year totaling approximately $2.1 million was earned and accrued as of December 31, 2011. During the first quarter of 2012, the acquisition agreement was modified to base the earn-out on the excess of actual cash collections from 2011 sales over 2011 expenses rather than EBITDA. This new criterion resulted in an incremental $2.9 million accrual related to the earn-out for the 2011 calendar year based on cash collections through March 31, 2012. $4.1 million was paid in respect of the earn-out for the 2011 calendar year during the second quarter of 2012. An additional payment of approximately $1.5 million was made in the fourth quarter of 2012 for the incremental cash collections from 2011 sales received prior to August 31, 2012. The 2012 earn-out totaling $5.0 million was achieved in 2012 and paid in the fourth quarter of 2012. No further contingent consideration obligations related to this acquisition exist as of December 31, 2012.

•	DiagnosisOne

With respect to DiagnosisOne, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain financial targets within five years of the acquisition date. The maximum amount of the earn-out payments is $33.0 million.

•	Diagnostik

With respect to Diagnostik, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain financial targets within two years of the acquisition date. The maximum amount of the earn-out payments is approximately €1.4 million (approximately $1.9 million at December 31, 2012).

•	eScreen

With respect to eScreen, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain financial targets during calendar years 2012 through 2014. The 2012 portion of the earn-out was not achieved. The maximum remaining amount of the earn-out payments is $70.0 million.

•	HCC

With respect to HCC, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain EBITDA targets during calendar year 2013. The maximum amount of the earn-out payments is £3.5 million (approximately $5.7 million at December 31, 2012).

•	Immunalysis

With respect to Immunalysis, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain gross profit targets during each of the calendar years 2010 through 2012. Payment of the 2011 portion of the earn-out totaling approximately $0.9 million was paid during the second quarter of 2012. The 2012 portion of the earn-out totaling approximately $1.9 million was earned and accrued as of December 31, 2012, with payment expected to be made during the second quarter of 2013.

Additionally, we have a contractual contingent obligation to pay up to a total of $3.0 million in compensation to certain executives of Immunalysis in accordance with the acquisition agreement that, if earned, will be paid out in connection with the contingent consideration payable to the former shareholders of Immunalysis, for each of the calendar years 2010, 2011 and 2012. Payment of the 2011 compensation totaling approximately $1.0 million was made during the second quarter of 2012. The 2012 portion of the compensation totaling approximately $1.0 million was earned and accrued as of December 31, 2012, with payment expected to be made during the second quarter of 2013.

•	Ionian

With respect to our acquisition of Ionian, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting multiple product development milestones during the five years following the acquisition. The maximum amount of the earn-out payments is $57.5 million.

•	LDS

With respect to LDS, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and operating income targets during each of the twelve-month periods ending June 30, 2012 and 2013. During the third quarter of 2012, the acquisition agreement was modified to base the earn-out criteria on: revenue and operating income targets for the twelve-month period ending June 30, 2012, certain integration milestones to be achieved during 2012, and various product milestones to be achieved during 2012 and 2013. The portion of the earn-out related to revenue and operating income targets, totaling $10.0 million was earned and paid during 2012. The portion of the earn-out related to the integration milestones and certain 2012 product milestones, totaling $3.5 million, was earned and accrued as of December 31, 2012. The maximum remaining amount of the earn-out payments is $7.5 million.

•	MedApps

With respect to MedApps, the terms of the acquisition agreement require us to make earn-out payments upon achievement of certain technological and product development milestones through January 15, 2015. A portion of the earn-out, totaling $0.8 million was earned and paid during the fourth quarter of 2012. The maximum remaining amount of the earn-out payments is $21.2 million.

•	Mologic

With respect to Mologic, the terms of the acquisition agreement require us to pay earn-outs, in shares of our common stock or cash, at our election, upon successfully meeting nine research and development project milestones during the five years following the acquisition. During 2012, a portion of the earn-out totaling approximately $1.2 million was determined to have been achieved and was settled in shares of our common stock. The maximum remaining amount of the earn-out payments is $14.8 million.

•	NationsHealth

With respect to NationsHealth, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain operational targets within one year of the acquisition date. The maximum amount of the earn-out payment is $8.0 million.

•	ROAR

With respect to ROAR, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain EBITDA targets during 2012 through 2014. ROAR achieved approximately £1.2 million (approximately $1.9 million at December 31, 2012) of earn-out payments in 2012 which were accrued for at December 31, 2012. Payment of this earn-out is expected to be made in the first quarter of 2013. The maximum remaining amount of the earn-out payments is £9.3 million (approximately $15.2 million at December 31, 2012).

•	Standing Stone

With respect to Standing Stone, the terms of the acquisition agreement require us to pay earn-outs and employee bonuses upon successfully meeting certain operational, product development and revenue targets during the period from the date of acquisition through calendar year 2013. An earn-out payment totaling approximately $8.2 million and employee bonus payments totaling approximately $0.4 million for the achievement of milestones were made during 2012. The maximum remaining amount of the earn-out payments is approximately $2.8 million. The maximum remaining amount of the employee bonuses is $0.1 million.

•	Twist

With respect to our acquisition of Twist, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and product development targets. Approximately $0.3 million in earn-out payments was paid during 2012. The maximum amount of the earn-out payments is $125.0 million and, if earned, payments are expected to be made during the eight-year period following the acquisition date, but could extend thereafter.

•	Wellogic

With respect to Wellogic, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain operational and profit targets during 2012 through 2019. The maximum remaining amount of the earn-out payments based upon operational targets is approximately $49.8 million. The earn-out based on financial targets has no maximum.

(c)  Legal Proceedings

•	Matters Relating to our San Diego Facility

On October 9, 2012, we received a warning letter from the FDA referencing inspectional observations set forth in an FDA Form 483 received in June 2012. The observations were the result of an inspection of our San Diego facility conducted earlier during 2012 relating to our Alere Triage products, which resulted in two recalls of certain Alere Triage products and revised release specifications for our Alere Triage meter-based products. On October 30, 2012, we responded to the warning letter and submitted evidence of our completion of most of the actions previously detailed in our prior response to the FDA Form 483. We have worked cooperatively with the FDA in an effort to fully address each of the inspectional observations and intend to continue to do so.

In May 2012, we also received a subpoena from the Office of Inspector General of the Department of Health and Human Services, or the OIG, seeking documents relating primarily to the quality control testing and performance characteristics of Alere Triage products. We are cooperating with the OIG and continue to supply documents to the OIG under the subpoena.

We are unable to predict when these matters will be resolved or what further action, if any, the government will take in connection with them. Except for increases in manufacturing costs and decreased profitability for our Alere Triage products, we are unable to predict what impact, if any, these matters or ensuing proceedings, if any, will have on our financial condition, results of operations or cash flows.

•	Class Action Litigation against Alere Home Monitoring

On January 24, 2013, a class action complaint was filed in the U.S. District Court for the Northern District of California against Alere Home Monitoring, or AHM, asserting claims for damages and other relief under California state law, including under California’s Confidentiality of Medical Information Act, relating to an inadvertent disclosure of personally identifiable information of approximately 116,000 patients resulting from the theft of a laptop computer from an employee of AHM. The Office of Civil Rights of the U.S. Department of Health and Human Services was notified of the inadvertent disclosure in accordance with the Breach Notification Rule under the HITECH Act, as were certain state agencies.

•	Claims in the Ordinary Course and Other Matters

Because of the nature of our business, we may be subject at any particular time to lawsuits or other claims arising in the ordinary course of our business, and we expect that this will continue to be the case in the future. Such lawsuits often seek damages, sometimes in substantial amounts.

Net Loss Per Common Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share

(12)  Net Loss Per Common Share

The following tables set forth the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	2012	2011	2010
Basic and diluted net loss per common share:
Numerator:
Loss from continuing operations	$(78,182)	$(133,542)	$(1,028,707)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase	—	23,936	—

Loss available to common stockholders from continuing operations	(99,475)	(131,655)	(1,052,942)
Income from discontinued operations	—	—	11,397

Net loss	$(99,475)	$(131,655)	$(1,041,545)

Denominator:
Weighted-average shares outstanding — basic and diluted	80,587	83,128	84,445

Loss per common share from continuing operations	$(1.23)	$(1.58)	$(12.47)
Income per common share from discontinued operations	—	—	0.14

Net loss per common share	$(1.23)	$(1.58)	$(12.33)

The following potential dilutive securities were not included in the calculation of diluted net loss per common share because the inclusion thereof would be antidilutive (in thousands):

	2012	2011	2010
Denominator:
Options to purchase shares of common stock	10,234	9,446	10,148
Warrants	4	162	242
Conversion shares related to 3% convertible senior subordinated notes	3,411	3,411	3,411
Conversion shares related to subordinated convertible promissory notes	27	27	27
Conversion shares related to Series B convertible preferred stock	10,239	10,239	12,063
Common stock equivalents related to the settlement of deferred purchase price consideration	—	142	306
Common stock equivalents related to the settlement of a contingent consideration obligation	—	—	28

Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	23,915	23,427	26,225

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

(13)  Stockholders’ Equity

(a)  Common Stock

As of December 31, 2012, we had 200.0 million shares of common stock, $0.001 par value, authorized, of which 7.7 million shares were held in treasury and 80.9 million shares were outstanding, 11.8 million shares were reserved for issuance upon grant and exercise of equity awards under current equity compensation plans, 1.0 million shares were reserved for issuance under our employee stock purchase plan and 4,000 shares were reserved for issuance upon exercise of outstanding warrants. We also had shares of common stock reserved for issuance upon conversion of the following securities outstanding on December 31, 2012: $150.0 million in the aggregate principal amount of 3% convertible senior subordinated notes, convertible at $43.98 per share into 3.4 million shares of our common stock; $1.7 million of subordinated convertible promissory notes, convertible at $61.49 per share into 27,647 shares of our common stock; and 1.8 million shares of our Series B convertible preferred stock, with an aggregate liquidation preference of approximately $709.8 million, convertible under certain circumstances at $69.32 per share into 10.2 million shares of our common stock.

(b)  Preferred Stock

As of December 31, 2012, we had 5.0 million shares of preferred stock, $0.001 par value, authorized, of which 2.3 million shares were designated as Series B Convertible Perpetual Preferred Stock, or Series B preferred stock. In connection with our acquisition of Matria, we issued shares of the Series B preferred stock and through June 30, 2011 paid all dividends on outstanding shares of Series B preferred stock in additional shares of Series B preferred stock. Subsequent to June 30, 2011 all dividends on outstanding shares of Series B preferred stock were paid in cash. At December 31, 2012, there were 1.8 million shares of Series B preferred stock outstanding with a fair value of approximately $328.5 million.

Each share of Series B preferred stock, which has a liquidation preference of $400.00 per share, is convertible, at the option of the holder and only upon certain circumstances, into 5.7703 shares of our common stock, plus cash in lieu of fractional shares. The initial conversion price is $69.32 per share, subject to adjustment upon the occurrence of certain events, but will not be adjusted for accumulated and unpaid dividends. Upon a conversion of shares of the Series B preferred stock, we may, at our option, satisfy the entire conversion obligation in cash or through a combination of cash and common stock. Series B preferred stock outstanding at December 31, 2012 would convert into 10.2 million shares of our common stock, which are reserved. There were no conversions as of December 31, 2012.

Generally, the shares of Series B preferred stock are convertible, at the option of the holder, if during any calendar quarter beginning with the second calendar quarter after the issuance date of the Series B preferred stock, if the closing sale price of our common stock for each of 20 or more trading days within any period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 130% of the conversion price per share of common stock in effect on the last trading day of the immediately preceding calendar quarter. In addition, the shares of Series B preferred stock are convertible, at the option of the holder, in certain other circumstances, including those relating to the trading price of the Series B preferred stock and upon the occurrence of certain fundamental changes or major corporate transactions. We also have the right, under certain circumstances relating to the trading price of our common stock, to force conversion of the Series B preferred stock. Depending on the timing of any such forced conversion, we may have to make certain payments relating to foregone dividends, which payments we can make, at our option, in the form of cash, shares of our common stock, or a combination of cash and shares of our common stock.

Each share of Series B preferred stock accrues dividends at $12.00, or 3%, per annum, payable quarterly on January 15, April 15, July 15 and October 15 of each year, commencing following the first full calendar quarter after the issuance date. Dividends on the Series B preferred stock are cumulative from the date of issuance. For the year ended December 31, 2012, Series B preferred stock dividends amounted to $21.3 million, which reduced earnings available to common stockholders for purposes of calculating net loss per common share in 2011 (Note 12). Accrued dividends are payable only if declared by our board of directors and, upon conversion by the Series B preferred stockholder, holders will not receive any cash payment representing accumulated dividends. If our board of directors declares a dividend payable, we have the right to pay the dividends in cash, shares of common stock, additional shares of Series B preferred stock or a similar convertible preferred stock or any combination thereof.

The holders of Series B preferred stock have liquidation preferences over the holders of our common stock and other classes of stock, if any, outstanding at the time of liquidation. Upon liquidation, the holders of outstanding Series B preferred stock would receive an amount equal to $400.00 per share of Series B preferred stock, plus any accumulated and unpaid dividends. As of December 31, 2012, the liquidation preference of the outstanding Series B preferred stock was $709.8 million. The holders of the Series B preferred stock have no voting rights, except with respect to matters affecting the Series B preferred stock (including the creation of a senior preferred stock).

We evaluated the terms and provisions of our Series B preferred stock to determine if it qualified for derivative accounting treatment. Based on our evaluation, these securities do not qualify for derivative accounting.

(c)  Share Repurchases

During the first quarter of 2011, we repurchased in the open market and privately-negotiated transactions 183,000 shares of our Series B preferred stock, which were convertible into approximately 1.1 million shares of our common stock, at a cost of approximately $49.4 million, which we paid in cash. The repurchase of the preferred stock at an average cost of $269.84 per preferred share, an amount less than the weighted-average fair value of the preferred shares at issuance, resulted in the allocation of $13.7 million of income attributable to common stockholders. Also during the first quarter of 2011, and pursuant to the same repurchase program, we repurchased 16,700 shares of our common stock at a cost of approximately $0.6 million, which we paid in cash.

During the second quarter of 2011, we repurchased in the open market and privately-negotiated transactions, 174,788 shares of our Series B preferred stock, which were convertible into approximately 1.0 million shares of our common stock, at a cost of approximately $49.7 million, which we paid in cash. The repurchase of the preferred stock at an average cost of $284.28 per preferred share, an amount less than the weighted-average fair value of the preferred shares at issuance, resulted in the allocation of $10.2 million of income attributable to common stockholders. Also during the second quarter of 2011, and pursuant to the same repurchase program, we repurchased 8,300 shares of our common stock at a cost of approximately $0.3 million, which we paid in cash.

During the third quarter of 2011, we repurchased approximately 7.6 million shares of our common stock at a cost of approximately $183.9 million, which we paid in cash.

(d)  Stock Options and Awards

In 2010, we adopted the Alere Inc. 2010 Stock Option and Incentive Plan, or the 2010 Plan, which replaced our 2001 Stock Option and Incentive Plan, or the 2001 Plan. The 2010 Plan currently allows for the issuance of up to 5.2 million shares of common stock and other awards. The 2010 Plan is administered by the Compensation Committee of the Board of Directors, which selects the individuals eligible to receive awards, determines or modifies the terms and conditions of the awards granted, accelerates the vesting schedule of any award and generally administers and interprets the 2010 Plan. The 2010 Plan permits the granting of incentive and nonqualified stock options with terms of up to ten years and the granting of stock appreciation rights, restricted stock awards, unrestricted stock awards, performance share awards and dividend equivalent rights. The 2010 Plan also provides for option grants to non-employee directors and automatic vesting acceleration of all options and stock appreciation rights upon a change in control, as defined by the 2010 Plan. As of December 31, 2012 and 2011, there were 1.0 million and 1.1 million shares respectively, available for future grant under the 2010 Plan.

The following summarizes all stock option activity during the year ended December 31, 2012 (in thousands, except exercise price):

	Options	Weighted- average Exercise Price
Outstanding at January 1,2012	9,446	$36.84
Granted	2,314	$31.84
Exercised	(297)	$18.79
Canceled/expired/forfeited.	(813)	$33.80

Outstanding at December 31, 2012	10,650	$36.51

Exercisable at December 31, 2012	6,760	$38.66

The aggregate intrinsic value of the options outstanding at December 31, 2012 was $0.6 million. The aggregate intrinsic value of the options exercisable at December 31, 2012 was $0.6 million. The aggregate intrinsic value of stock options exercised during 2012, 2011 and 2010 was $1.3 million, $17.1 million, and $6.9 million, respectively.

In addition, on December 30, 2012, we granted a restricted stock unit, or RSU, award to one of our executive employees in the amount of 110,000 units. The RSU award vests over a three-year period, however, if the executive’s employment is involuntarily terminated, without cause, within three years, the RSU award will accelerate and fully vest. The RSU award will also accelerate and fully vest if the executive terminates his employment voluntarily after one year, other than in the presence of facts or circumstances which would constitute cause for termination by us. The fair value of the RSU award is $18.37 per unit, calculated based on the closing market price of our common stock on the date of grant. The aggregate fair value of the RSU award is expensed on a straight-line basis over the recipient’s service requirement completion period of one year. None of the units underlying the RSU award have vested or have been released as of December 31, 2012.

Based on equity awards outstanding as of December 31, 2012, there was $29.6 million of unrecognized compensation costs related to unvested share-based compensation arrangements that are expected to vest. Such costs are expected to be recognized over a weighted-average period of 1.91 years.

(e)  Warrants

The following is a summary of all warrant activity during the three years ended December 31:

	Number of Shares	Exercise Price	Weighted- average Exercise Price
	(in thousands)
Warrants outstanding and exercisable, December 31, 2009	461	$3.81 - $50.00	$21.09
Exercised	(105)	$3.81 - $29.78	$23.66
Cancelled	(113)	$20.06 - $29.78	$29.62

Warrants outstanding and exercisable, December 31, 2010	243	$13.54 - $50.00	$16.00
Exercised	(81)	$13.54 - $24.00	$19.15

Warrants outstanding and exercisable, December 31, 2011	162	$13.54 - $50.00	$14.44
Exercised	(158)	$13.54	$13.54

Warrants outstanding and exercisable, December 31, 2012	4	$50.00	$50.00

The following table presents additional information related to warrants outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- average Remaining Contract Life	Weighted- average Exercise Price
	(in thousands)
$50.00	4	3.50	$50.00

	4	3.50	$50.00

The warrants included in the table above were issued in connection with the acquisition of GeneCare. There were no warrants to purchase shares of our common stock outstanding that were issued to officers and directors of our company or entities controlled by these officers and directors at December 31, 2012. All outstanding warrants have been classified in equity.

(f)  Employee Stock Purchase Plan

In 2001, we adopted the 2001 Employee Stock Purchase Plan, under which eligible employees are allowed to purchase shares of our common stock at a discount through periodic payroll deductions. Purchases may occur at the end of every six-month offering period at a purchase price equal to 85% of the market value of our common stock at either the beginning or end of the offering period, whichever is lower. We may issue up to 3.0 million shares of common stock under this plan. At December 31, 2012, 2.0 million shares had been issued under this plan.

Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-based Compensation

(14)  Stock-based Compensation

We recorded stock-based compensation expense in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively, as follows (in thousands):

	2012	2011	2010
Cost of net revenue	$1,063	$1,508	$1,904
Research and development	3,150	3,862	7,087
Sales and marketing	3,464	4,267	4,161
General and administrative	7,988	11,578	16,727

	15,665	21,215	29,879
Benefit for income taxes	(2,660)	(4,560)	(6,203)

Stock-based compensation, net of tax	$13,005	$16,655	$23,676

For the years ended December 31, 2012, 2011 and 2010, the presentation of our cash flows reports the excess tax benefits from the exercise of stock options as financing cash flows. For the years ended December 31, 2012, 2011 and 2010, excess tax benefits generated from option exercises amounted to $0.5 million, $3.4 million and $1.7 million, respectively.

The following assumptions were used to estimate the fair value of options granted during the years ended December 31, 2012, 2011 and 2010, using a Black-Scholes option-pricing model:

	2012	2011	2010
Risk-free interest rate	0.83%	1.31%	2.03%
Expected dividend yield	—	—	—
Expected life	5.60 years	5.46 years	5.34 years
Expected volatility	42%	43%	42%

The weighted-average fair value under a Black-Scholes option pricing model of options granted to employees during 2012, 2011 and 2010 was $7.37, $10.95 and $13.54 per share, respectively. All options granted during these periods were granted at or above the fair market value on the date of grant.

For the year ended December 31, 2012, we recorded compensation expense of $2.7 million related to our Employee Stock Purchase Plan. The fair value of the option component of the Employee Stock Purchase Plan shares was estimated at the date of grant using a Black-Scholes option pricing model and assumed an expected volatility of 44% and 47%, a risk-free interest rate of 0.06% and 0.15% and an expected life of 182 days and 184 days, for each of the two respective offering periods. In the first half of 2012 we had a second offering period to accommodate employees of a recent acquisition. The fair value of the option component of the Employee Stock Purchase Plans shares for this offering was estimated at the grant date of March 1, 2012 using a Black-Scholes option pricing model and assumed an expected volatility of 40%, a risk-free rate of 0.10%, and an expected life of 122 days. The 2012 charge is included in the employee’s respective cost classification in the table above.

For the year ended December 31, 2011, we recorded compensation expense of $2.5 million related to our Employee Stock Purchase Plan. The fair value of the option component of the Employee Stock Purchase Plan shares was estimated at the date of grant using a Black-Scholes option pricing model and assumed an expected volatility of 35% and 34%, a risk-free interest rate of 0.19% and 0.10% and an expected life of 181 days and 184 days, for each of the two respective offering periods. The 2011 charge is included in the employee’s respective cost classification in the table above.

For the year ended December 31, 2010, we recorded compensation expense of $2.7 million related to our Employee Stock Purchase Plan. The fair value of the option component of the Employee Stock Purchase Plan shares was estimated at the date of grant using a Black-Scholes option pricing model and assumed an expected volatility of 39% and 45%, a risk-free interest rate of 0.18% and 0.22% and an expected life of 181 days and 184 days, for each of the two respective offering periods. The 2010 charge is included in general and administrative expense in the table above.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

(15)  Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consisted of the following (in thousands):

	Cumulative Translation Adjustment (Note 2(b))	Pension Liability Adjustment (Note 9(b))	Other(1)	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2009	$12,915	$(5,096)	$(10,273)	$(2,454)
Period change	(210)	(113)	3,467	3,144

Balance at December 31, 2010	12,705	(5,209)	(6,806)	690
Period change	(35,830)	(1,618)	6,488	(30,960)

Balance at December 31, 2011	(23,125)	(6,827)	(318)	(30,270)
Period change	54,642	(756)	258	54,144

Balance at December 31, 2012	$31,517	$(7,583)	$(60)	$23,874

(1)	Other represents unrealized gains (losses) on available-for-sale securities and hedging instruments.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

(16)  Income Taxes

Income (loss) before provision (benefit) for income taxes consists of the following (in thousands):

Continuing Operations:

	2012	2011	2010
United States	$(158,635)	$(493,073)	$(1,078,981)
Foreign	37,164	327,026	11,195

	$(121,471)	$(166,047)	$(1,067,786)

Discontinued Operations:

	2012	2011	2010
United States	$—	$—	$16,973
Foreign	—	—	1,514

	$—	$—	$18,487

Our primary temporary differences that give rise to the deferred tax asset and liability are net operating loss, or NOL, carryforwards, nondeductible reserves, and accruals and differences in basis of the tangible and intangible assets. The income tax effects of these temporary differences are as follows (in thousands):

	2012	2011
NOL and capital loss carryforwards	$117,091	$161,312
Tax credit carryforwards	54,212	42,806
Nondeductible reserves	17,036	17,084
Nondeductible accruals	34,406	32,272
Difference between book and tax bases of tangible assets	1,059	159
Difference between book and tax bases of intangible assets	23,017	19,417
Deferred revenue	5,686	6,098
All other	30,071	27,113

Gross deferred tax asset	282,578	306,261
Less: Valuation allowance	(68,555)	(51,579)

Total deferred tax assets	214,023	254,682

Deferred tax liabilities:
Difference between book and tax bases of tangible assets	42,835	52,303
Difference between book and tax bases of intangible assets	482,955	468,851
Debt	25,541	47,940
Other	15,525	15,173

Total deferred tax liability	566,856	584,267

Net deferred tax liability	$352,833	$329,585

Reported as:
Deferred tax assets, current portion	$67,722	$42,975
Deferred tax assets, long-term	8,293	10,394
Deferred tax liabilities, current portion	(660)	(2,254)
Deferred tax liabilities, long-term	(428,188)	(380,700)

Net deferred tax liability	$(352,833)	$(329,585)

As of December 31, 2012, we had approximately $60.6 million of domestic NOL and domestic capital loss carryforwards, approximately $981.1 million of state NOL carryforwards and $211.6 million of foreign NOL and foreign capital loss carryforwards, which either expire on various dates through 2032 or can be carried forward indefinitely. As of December 31, 2012, we had approximately $57.7 million of domestic research and development, foreign tax and alternative minimum tax credits which either expire on various dates through 2031 or can be carried forward indefinitely. These loss carryforwards and tax credits may be available to reduce future federal, state and foreign taxable income, if any, and are subject to review and possible adjustment by the appropriate tax authorities. Section 382 imposes an annual limitation on the use of these losses to an amount equal to the value of the company at the time of the ownership change multiplied by the long-term tax exempt rate. Our domestic NOLs are subject to various Internal Revenue Service, or IRS, Code Section 382 limitations, however we forecast we will fully utilize the NOLs before their expiration. Section 383 imposes an annual limitation on the use of credits to an amount equal to the value of the company at the time of the ownership change multiplied by the long-term tax exempt rate. Our domestic credits are subject to various Internal Revenue Service, or IRS, Code Section 383 limitations. We forecast that some portion of these credits will expire before they are utilized and therefore has recorded a valuation allowance on these assets of $0.9 million. The state NOL carryforwards are subject to various statutory limitations or require certain companies to realize taxable income in order to fully utilize the NOLs.

We have recorded a valuation allowance of $68.6 million as of December 31, 2012 due to uncertainties related to the future benefits, if any, from our deferred tax assets related primarily to our foreign businesses and certain U.S. net operating losses and tax credits. This is an increase of $17.0 million from the valuation allowance of $51.6 million as of December 31, 2011. The increase is primarily related to foreign and state NOLs. The valuation allowance is based on our estimates of taxable income by the jurisdictions in which we operate and the period over which our deferred tax assets will be recoverable. In the event that actual results differ from these estimates or we adjust these estimates in future periods, we may need to establish an additional valuation allowance or reduce our current valuation allowance, which could materially impact our tax provision.

Our two China-based manufacturing subsidiaries qualify for a reduced income tax rate in 2012, 2011 and 2010. Both Chinese entities qualify as high technology status companies and the status is due to expire for one in 2013 and the other in 2014. The companies intend to file for a renewal of this status. The prescribed statutory rate for 2012 and 2011 is 25% and the reduced rate under the high technology status is 15%. In 2010, the companies qualified under the China Tax Reform Act and the income tax rate for one of the subsidiaries was 12.5% and 11% for the other. The reduced tax rate produced a tax expense of approximately $1.0 million in 2012. In the absence of the reduced tax rate for 2012 a tax rate of 25% would have applied and would have resulted in a tax expense of approximately $1.7 million in 2012. The earnings per common share effect of the reduced tax rate is $0.01 for 2012. The reduced tax rate produced a tax expense of approximately $0.5 million in 2011. In the absence of the reduced tax rate for 2011 a tax rate of 25% would have applied and would have resulted in a tax expense of approximately $0.8 million in 2011. The earnings per common share effect of the reduced tax rate was $0.01 for 2011. The reduced tax rate produced a tax expense of approximately $1.3 million in 2010. In the absence of the reduced tax rate for 2010 a tax rate of 25% would have applied and would have resulted in a tax expense of approximately $2.9 million in 2010. The earnings per common share effect of the reduced tax rate is $0.02 for 2010.

The estimated amount of undistributed earnings of our foreign subsidiaries is $654.2 million at December 31, 2012. No amount for U.S. income tax has been provided on undistributed earnings of our foreign subsidiaries because we consider such earnings to be indefinitely reinvested. In the event of distribution of those earnings we would be subject to both U.S. income tax and foreign withholding taxes, subject to possible offset by U.S. foreign tax credits. Determination of the amount of U.S. income tax liability that would be incurred is not practicable because of the complexities associated with this hypothetical calculation.

The following table presents the components of our benefit for income taxes (in thousands) for continuing operations:

	2012	2011	2010
Current:
Federal	$11,794	$(1,229)	$(2,350)
State	9,500	4,193	5,285
Foreign	32,955	29,583	41,552

	54,249	32,547	44,487

Deferred:
Federal	(58,292)	(27,109)	(40,154)
State	(15,087)	(23,720)	(12,695)
Foreign	(11,189)	(5,932)	(21,569)

	(84,568)	(56,761)	(74,418)

Total benefit for income taxes	$(30,319)	$(24,214)	$(29,931)

Benefit for income taxes in 2011 includes a benefit of $7.0 million to correct items related to periods between 2007 and 2010. We do not believe that the corrected items are material to 2011 or any previously reported quarterly or annual financial statements. As a result, we have not restated our previously issued annual or quarterly financial statements.

The following table presents the components of our provision for income taxes (in thousands) for discontinued operations:

	2012	2011	2010
Current:
Federal	$—	$—	$—
State	—	—	(73)
Foreign	—	—	—

	—	—	(73)

Deferred:
Federal	$—	$—	5,644
State	—	—	1,095
Foreign	—	—	424

	—	—	7,163

Total provision for income taxes	$—	$—	$7,090

The following table presents a reconciliation from the U.S. statutory tax rate to our effective tax rate:

	2012	2011	2010
Statutory rate	35%	35%	35%
Effect of goodwill impairment charge	—	(75)	(31)
Stock-based compensation	(2)	(2)	—
Rate differential on foreign earnings	(2)	42	—
Research and development	—	1	—
State income taxes, net of federal benefit	3	8	1
Acquisition costs	(2)	(2)	(2)
Contingent consideration	6	4	—
Rate changes	(2)	3	—
Other permanent items	1	3	—
Change in valuation allowance	(9)	(2)	—
Uncertain tax positions	(3)	—	—

Effective tax rate	25%	15%	3%

The goodwill impairment charge created a deferred tax impact due to the existence of goodwill deductible for tax purposes. The deferred tax is calculated based on a methodology which allocates the goodwill impairment loss proportionally to the goodwill deductible for tax purposes compared to total goodwill. The goodwill impairment allocated to goodwill deductible for tax purposes created a deferred tax asset of $35.3 million as of December 31, 2011. There has been no change to the goodwill impairment charge or the deferred tax asset in 2012.

During the year ended December 31, 2012, we increased the liability for income taxes associated with uncertain tax positions by $3.2 million to a total of $19.0 million at December 31, 2012. The primary reasons for the increase are foreign tax exposures associated with certain restructurings which increased the liability for income taxes associated with uncertain tax positions by $4.8 million and decreased that liability by $1.5 million primarily related to the reversal of domestic reserves no longer required due to audit settlements. We classify $12.6 million of income tax liabilities as non-current income tax liabilities, $0.9 million as income taxes payable and $5.5 million of income tax liabilities as reserves net of long-term deferred tax assets which is not anticipated to be paid within one year of the balance sheet date. These non-current income tax liabilities are recorded in other long-term liabilities in our consolidated balance sheet at December 31, 2012. We anticipate an increase every quarter to the total amount of unrecognized tax benefits. We do not anticipate a significant increase or decrease of the total amount of unrecognized tax benefits within twelve months of the reporting date.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Amount
Balances as of January 1, 2010	$4,905
Additions for tax positions in current and prior year acquisitions	2,070
Additions for tax positions taken during current year	263
Expiration of statutes of limitations or closure of tax audits	(1,078)

Balances as of December 31, 2010	6,160
Additions for tax positions in current and prior year acquisitions	189
Additions for tax positions taken during current year	5,814
Reductions for tax positions taken during prior years	(26)
Reductions for tax positions in current and prior year acquisitions	(1,922)
Expiration of statutes of limitations or closure of tax audits	(684)

Balance as of December 31, 2011	9,531
Previously recorded tax reserves not included in disclosure	6,236
Additions for tax positions in current and prior year acquisitions	1,852
Additions for tax positions taken during current year	2,922
Reductions for tax positions taken during prior years	(208)
Reductions for tax positions in current and prior year acquisitions	—
Expiration of statutes of limitations or closure of tax audits	(1,328)

Balance as of December 31, 2012	$19,005

Interest and penalties related to income tax liabilities are included in income tax expense. The interest and penalties recorded in 2012 amounted to $0.5 million of income due to a reduction in the required accrual for interest. The balance of accrued interest and penalties recorded on the consolidated balance sheet at December 31, 2012 was $0.4 million.

With limited exceptions, we are subject to U.S. federal, state and local or non-U.S. income tax audits by tax authorities for 2006 through 2011. We are currently under income tax examination by the IRS and a number of state and foreign tax authorities and anticipate these audits will be completed by the end of 2013. We cannot currently estimate the impact of these audits due to the uncertainties associated with tax examinations.

Financial Information by Segment	12 Months Ended
Dec. 31, 2012
Financial Information by Segment

(17)  Financial Information by Segment

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision-making group is composed of the chief executive officer and members of senior management. Our reportable operating segments are professional diagnostics, health information solutions, consumer diagnostics and corporate and other. Our operating results include license and royalty revenue which are allocated to Professional Diagnostics and Consumer Diagnostics on the basis of the original license or royalty agreement.

On January 15, 2010, we completed the sale of our vitamins and nutritional supplements business (Note 22). The sale included our private label and branded nutritionals businesses and represents the complete divestiture of our entire vitamins and nutritional supplements business segment. The results of the entire vitamins and nutritional supplements business are included in income from discontinued operations, net of tax, in our consolidated financial statements.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance of our operating segments based on revenue and operating income (loss). Revenues are attributed to geographic areas based on where the customer is located. Segment information for 2012, 2011 and 2010 is as follows (in thousands):

2012	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$2,189,892	$535,422	$93,511	$—	$2,818,825
Operating income (loss)	$243,080	$(73,432)	$12,707	$(73,223)	$109,132
Depreciation and amortization	$355,957	$96,427	$3,455	$1,008	$456,847
Restructuring charge	$11,124	$9,203	$—	$(2)	$20,325
Stock-based compensation	$—	$—	$—	$15,665	$15,665
Assets	$6,214,847	$593,172	$192,748	$67,161	$7,067,928
Expenditures for property, plant and equipment	$100,147	$41,775	$2,823	$1,201	$145,946

2011	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,756,509	$534,514	$95,504	$—	$2,386,527
Operating income (loss)	$248,097	$(439,872)	$10,442	$(71,522)	$(252,855)
Goodwill impairment charge	$—	$383,612	$—	$—	$383,612
Depreciation and amortization	$283,112	$108,383	$5,375	$716	$397,586
Restructuring charge	$13,949	$13,194	$(57)	$1,196	$28,282
Stock-based compensation	$—	$—	$—	$21,215	$21,215
Assets	$5,826,756	$624,305	$199,422	$22,218	$6,672,701
Expenditures for property, plant and equipment	$81,774	$46,850	$2,676	$1,232	$132,532

2010	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,459,492	$598,819	$97,036	$—	$2,155,347
Operating income (loss)	$134,687	$(1,024,809)	$11,310	$(72,277)	$(951,089)
Goodwill impairment charge	$—	$1,006,357	$—	$—	$1,006,357
Depreciation and amortization	$246,080	$120,617	$5,439	$654	$372,790
Restructuring charge	$7,941	$7,249	$77	$—	$15,267
Stock-based compensation	$—	$—	$—	$29,879	$29,879
Assets	$4,913,491	$1,011,183	$207,795	$197,905	$6,330,374
Expenditures for property, plant and equipment	$43,364	$48,410	$4,314	$153	$96,241

The following tables summarize our net revenue from the professional diagnostics and health information solutions reporting segments by groups of similar products and services for 2012, 2011 and 2010 (in thousands):

Professional Diagnostics Segment

	2012	2011	2010
Cardiology	$503,534	$518,746	$488,497
Infectious disease	615,950	564,983	437,709
Toxicology	587,261	387,209	300,125
Diabetes	144,441	14,960	—
Other	314,030	250,274	214,387

Net product sales and services revenue	2,165,216	1,736,172	1,440,718
License and royalty revenue	24,676	20,337	18,774

Professional diagnostics net revenue	$2,189,892	$1,756,509	$1,459,492

Health Information Solutions Segment

	2012	2011	2010
Disease and case management	$218,378	$237,938	$281,563
Women’s & children’s health	120,259	114,287	126,910
Wellness	104,634	104,868	103,343
Patient self-testing services	92,151	77,421	87,003

Health information solutions net revenue	$535,422	$534,514	$598,819

The following tables summarize our net revenue by geographic area for 2012, 2011 and 2010, respectively, and our long-lived tangible assets by geographic area as of December 31, 2012 and 2011, respectively (in thousands):

	2012	2011	2010
Revenue by Geographic Area:
United States	$1,724,704	$1,453,160	$1,380,314
Europe	483,857	396,480	361,810
Elsewhere	610,264	536,887	413,223

	$2,818,825	$2,386,527	$2,155,347

	December 31,
	2012	2011
Long-lived Tangible Assets by Geographic Area:
United States	$295,786	$290,708
United Kingdom	37,928	27,515
China	31,277	29,563
Elsewhere	169,478	143,419

	$534,469	$491,205

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

(18)  Related Party Transactions

In November 2008, the Zwanziger Family Trust, a trust established for the benefit of the children of Ron Zwanziger, our Chairman, Chief Executive Officer and President, and the trustee of which is Mr. Zwanziger’s sister, purchased certain of our securities from third parties in market transactions. The purchase consisted of approximately $1.0 million of each of the following of our outstanding securities: our common stock, our Series B Preferred Stock and our convertible notes. To the extent we make principal and interest payments under the convertible notes in accordance with their terms, the Zwanziger Family Trust, as a holder of convertible notes, will receive its proportionate share.

In May 2007, we completed the formation of SPD, our 50/50 joint venture with P&G, for the development, manufacturing, marketing and sale of existing and to-be-developed consumer diagnostic products, outside the cardiology, diabetes and oral care fields. Upon completion of the arrangement to form the joint venture, we ceased to consolidate the operating results of our consumer diagnostic products business related to the joint venture and instead account for our 50% interest in the results of the joint venture under the equity method of accounting.

At December 31, 2012 and 2011, we had a net receivable from the joint venture of $2.3 million and $2.5 million, respectively. Included in the $2.3 million receivable balance as of December 31, 2012 is approximately $1.6 million of costs incurred in connection with our 2008 SPD-related restructuring plans. Included in the $2.5 million receivable balance as of December 31, 2011 is approximately $1.5 million of costs incurred in connection with our 2008 SPD-related restructuring plans. We have also recorded a long-term receivable totaling approximately $14.6 million and $15.5 million as of December 31, 2012 and December 31, 2011, respectively, related to the 2008 SPD-related restructuring plans. Additionally, customer receivables associated with revenue earned after the formation of the joint venture was completed have been classified as other receivables within prepaid expenses and other current assets on our accompanying consolidated balance sheets in the amount of $6.9 million and $7.3 million as of December 31, 2012 and 2011, respectively. In connection with the joint venture arrangement, the joint venture bears the collection risk associated with these receivables. Sales to the joint venture under our manufacturing agreement totaled $63.6 million, $71.2 million and $68.1 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, services revenue generated pursuant to the long-term services agreement with the joint venture totaled $1.1 million, $1.1 million and $1.2 million during the years ended December 31, 2012, 2011 and 2010, respectively. Sales under our manufacturing agreement and long-term services agreement are included in net product sales and services revenue, respectively, in our accompanying consolidated statements of operations.

Under the terms of our product supply agreement, SPD purchases products from our manufacturing facilities in the U.K. and China. SPD in turn sells a portion of those tests back to us for final assembly and packaging. Once packaged, the tests are sold to P&G for distribution to third-party customers in North America. As a result of these related transactions, we have recorded $7.3 million and $8.9 million of trade receivables which are included in accounts receivable on our accompanying consolidated balance sheets as of December 31, 2012 and 2011, respectively, and $21.3 million and $19.3 million of trade accounts payable which are included in accounts payable on our accompanying consolidated balance sheets as of December 31, 2012 and 2011, respectively. During 2012 and 2010, we received $11.2 million and $8.8 million, respectively, in cash from SPD as a return on our investment.

The following table summarizes our related party balances with SPD within our consolidated balance sheets (in thousands):

Balance Sheet Caption	As of December 31,
	2012	2011
Accounts receivable, net of allowances	$7,317	$8,931
Prepaid expenses and other current assets	$9,161	$9,775
Deferred financing costs, net, and other non-current assets	$14,629	$15,455
Accounts payable	$21,258	$19,273

In connection with the formation of SPD in May 2007, we entered into an option agreement with P&G, pursuant to which P&G had the right, for a period of 60 days commencing on May 17, 2011, to require us to acquire all of P&G’s interest in SPD at fair market value, and P&G had the right, upon certain material breaches by us of our obligations to SPD, to acquire all of our interest in SPD at fair market value. On July 16, 2011, P&G’s option to require us to acquire its interest in SPD at fair market value expired. In connection with the expiration of the option, we recognized a gain in the amount of approximately $288.9 million during the third quarter of 2011.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

(19)  Valuation and Qualifying Accounts

We have established reserves against accounts receivable for doubtful accounts, product returns, discounts and other allowances. The activity in the table below includes all accounts receivable reserves. Provisions for doubtful accounts are recorded as a component of general and administrative expenses. Provisions for returns, discounts and other allowances are charged against net product sales. The following table sets forth activities in our accounts receivable reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,462	$14,021	$(6,102)	$20,381
Year ended December 31, 2011	$20,381	$23,614	$(19,418)	$24,577
Year ended December 31, 2012	$24,577	$43,731	$(31,912)	$36,396

We have established reserves against obsolete and slow-moving inventories. The activity in the table below includes all inventory reserves. Provisions for obsolete and slow-moving inventories are recorded as a component of cost of net product sales. The following table sets forth activities in our inventory reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,632	$6,269	$(6,593)	$12,308
Year ended December 31, 2011	$12,308	$6,144	$(4,843)	$13,609
Year ended December 31, 2012	$13,609	$13,587	$(5,374)	$21,822

Restructuring Activities	12 Months Ended
Dec. 31, 2012
Restructuring Activities

(20)  Restructuring Activities

The following table sets forth aggregate restructuring charges recorded in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Statement of Operations Caption	2012	2011	2010
Cost of net revenue	$3,113	$2,915	$3,896
Research and development	1,278	433	488
Sales and marketing	2,504	4,954	1,539
General and administrative	13,430	19,980	9,344

Total operating expenses	20,325	28,282	15,267
Interest expense, including amortization of original issue discounts and deferred financing costs	277	280	348
Other income, net	—	—	(3,494)
Equity earnings of unconsolidated entities, net of tax	—	580	3,009

Total charges	$20,602	$29,142	$15,130

(a)  2012 Restructuring Plans

In 2012, management developed cost reduction plans within our professional diagnostics business segment, including the integration of our business in Brazil, Europe and the United States. Additionally, management developed new plans to continue our efforts to reduce costs within our health information solutions business segment, including the impairment of fixed assets and intangibles associated with terminated projects. The following table summarizes the restructuring activities related to our 2012 restructuring plans for the year ended December 31, 2012 (in thousands):

	Professional Diagnostics	Health Information Solutions	Total
Severance-related costs	$4,732	$3,045	$7,777
Facility and transition costs	119	1,234	1,353
Other exit costs	—	15	15

Cash charges	4,851	4,294	9,145
Fixed asset and inventory impairments	304	2,689	2,993
Intangible asset impairments	—	2,988	2,988
Other non-cash charges	—	(31)	(31)

Total charges	$5,155	$9,940	$15,095

We anticipate incurring approximately $2.2 million in additional severance and facility costs under these plans related to our health information solutions business segment through 2014, as well as $0.3 million in additional severance and facility costs under these plans related to our professional diagnostics business segment in 2013. As of December 31, 2012, $3.4 million in severance and exit costs under these plans remain unpaid.

(b)  2011 Restructuring Plans

In 2011, management executed a company-wide cost reduction plan, which impacted our corporate and other business segment, as well as the health information solutions and professional diagnostics business segments. Management also developed plans within our professional diagnostics business segment to consolidate operating activities among certain of our U.S., European and Asia Pacific subsidiaries, including transferring the manufacturing of our Panbio products from Australia to our Standard Diagnostics facility in South Korea and eliminating redundant costs among our newly acquired Axis-Shield subsidiaries. Additionally, within our health information solutions business segment, management executed plans to further reduce costs and improve efficiencies, as well as cease operations at our GeneCare Medical Genetics Center, Inc., or GeneCare, facility in Chapel Hill, North Carolina and transfer the majority of our Quality Assured Services, Inc. operation in Orlando, Florida to our facility in Livermore, California. The following table summarizes the restructuring activities related to our 2011 restructuring plans for the years ended December 31, 2012 and 2011 (in thousands):

	Professional Diagnostics
	2012	2011	Since Inception
Severance-related costs	$3,161	$12,047	$15,208
Facility and transition costs	1,599	361	1,960

Cash charges	4,760	12,408	17,168
Fixed asset and inventory impairments	704	659	1,363

Total charges	$5,464	$13,067	$18,531

	Health Information Solutions
	2012	2011	Since Inception
Severance-related costs	$—	$2,254	$2,254
Facility and transition costs	(723)	6,341	5,618
Other exit costs	78	94	172

Cash charges	(645)	8,689	8,044
Fixed asset and inventory impairments	85	864	949
Intangible asset impairments	—	2,935	2,935
Other non-cash charges	—	761	761

Total charges	$(560)	$13,249	$12,689

	Corporate and Other
	2012	2011	Since Inception
Severance-related costs	$(3)	$1,193	$1,190

Cash charges	(3)	1,193	1,190
Fixed asset and inventory impairments	—	3	3

Total charges	$(3)	$1,196	$1,193

We anticipate incurring approximately $1.8 million in additional costs under these plans related to our professional diagnostics business segment, primarily related to severance and facility exit costs, and may also incur impairment charges on assets as plans are finalized. We anticipate incurring minimal additional costs under these plans related to our health information solutions business segment, primarily related to imputed interest on facility lease obligations. As of December 31, 2012, $1.5 million in cash charges remain unpaid.

(c)  2010 Restructuring Plans

In 2010, management developed several plans to reduce costs and improve efficiencies within our health information solutions and professional diagnostics business segments. The following table summarizes the restructuring activities related to the 2010 restructuring plans for the years ended December 31, 2012, 2011 and 2010 and since inception (in thousands):

	Professional Diagnostics
	2012	2011	2010	Since Inception
Severance-related costs	$—	$74	$2,406	$2,480
Facility and transition costs	—	174	812	986
Other exit costs	—	—	10	10

Cash charges	—	248	3,228	3,476
Fixed asset and inventory impairments	—	—	126	126

Total charges	$—	$248	$3,354	$3,602

	Health Information Solutions
	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$4,647	$4,647
Facility and transition costs (recoveries)	(84)	40	2,436	2,392
Other exit costs	52	98	190	340

Cash charges (recoveries)	(32)	138	7,273	7,379
Fixed asset and inventory impairments	—	—	165	165

Total charges (recoveries)	$(32)	$138	$7,438	$7,544

We do not anticipate incurring significant additional charges under these plans. As of December 31, 2012, $0.7 million in facility-related costs remain unpaid.

(d)  2008 Restructuring Plans

In May 2008, management decided to close our facility located in Bedford, England and initiated steps to cease operations at this facility and transition the manufacturing operations principally to our manufacturing facilities in Shanghai and Hangzhou, China. The following table summarizes the restructuring activities under this plan for the years ended December 31, 2012, 2011 and 2010 and since inception (in thousands):

	2012	2011	2010	Since Inception
Severance-related costs (recoveries)	$(16)	$(74)	$154	$3,364
Facility and transition costs (recoveries)	(32)	577	1,644	4,180
Other exit costs (recoveries)	—	—	(3,443)	3,842

Cash charges (recoveries)	(48)	503	(1,645)	11,386
Fixed asset and inventory impairments (recoveries)	—	(125)	399	5,796

Total charges (recoveries)	$(48)	$378	$(1,246)	$17,182

During the year ended December 31, 2010, we recorded net recoveries of $3.4 million in other exit costs as a result of a settlement of the facility restoration and lease costs with the landlord of the Bedford facility. The costs incurred for the years ended December 31, 2012, 2011 and 2010 were included in our professional diagnostics business segment.

In addition to the restructuring charges discussed above, certain charges associated with the Bedford facility closure were borne by SPD, our 50/50 joint venture with P&G. Of the restructuring charges recorded by SPD, 50% has been included in equity earnings of unconsolidated entities, net of tax, in our consolidated statements of operations. The following table summarizes the 50% portion of the restructuring charges borne by SPD and included in equity earnings of unconsolidated entities, net of tax, for the years ended December 31, 2011 and 2010 and since inception (in thousands):

	2011	2010	Since Inception
Severance-related costs	$30	$747	$5,797
Facility and transition costs	479	2,364	5,396
Other exit costs	—	145	283

Cash charges	509	3,256	11,476
Fixed asset and inventory impairments (recoveries)	71	(247)	4,635

Total charges included in equity earnings of unconsolidated entities, net of tax	$580	$3,009	$16,111

As of December 31, 2012, all cash charges have been paid and we do not anticipate incurring significant additional restructuring charges under this plan.

Additionally, in 2008, management developed and initiated plans to transition the businesses of Cholestech and HemoSense, Inc., or HemoSense, to our San Diego, California facility. Restructuring charges under these plans related to our professional diagnostics business segment. The following table summarizes the restructuring activities for these plans for the years ended December 31, 2012, 2011 and 2010 and since inception (in thousands):

	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$158	$4,505
Facility and transition costs	554	198	1,358	5,267
Other exit costs	132	88	97	698

Cash charges	686	286	1,613	10,470
Fixed asset and inventory impairments	—	—	912	5,011

Total charges	$686	$286	$2,525	$15,481

We anticipate incurring an additional $0.1 million in facility lease obligation charges through March 2017. As of December 31, 2012, $0.6 million in facility-related costs remain unpaid.

(f)  Restructuring Reserves

The following table summarizes our restructuring reserves related to the plans described above, of which $5.0 million is included in accrued expenses and other current liabilities and $1.2 million is included in other long-term liabilities on our consolidated balance sheets (in thousands):

	Severance- related Costs	Facility and Transition Costs	Other Exit Costs	Total
Balance, December 31, 2009	$8,426	$3,630	$6,850	$18,906
Cash charges (recoveries)	7,408	6,257	(3,146)	10,519
Cash charges borne by SPD(1)	1,494	4,728	290	6,512
Payments	(14,995)	(10,183)	(380)	(25,558)
Currency adjustments	(346)	(174)	(156)	(676)

Balance, December 31, 2010	1,987	4,258	3,458	9,703
Cash charges	15,494	7,691	280	23,465
Cash charges borne by SPD(1)	60	958	—	1,018
Payments	(13,923)	(7,592)	(3,133)	(24,648)
Currency adjustments	(238)	(100)	(12)	(350)

Balance, December 31, 2011	3,380	5,215	593	9,188
Cash charges	10,919	2,667	277	13,863
Payments	(11,118)	(5,469)	(248)	(16,835)
Currency adjustments	(14)	16	—	2

Balance, December 31, 2012	$3,167	$2,429	$622	$6,218

(1)	Amounts represent 100% of the charges borne by SPD.

Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments

(21)  Equity Investments

We account for the results from our equity investments under the equity method of accounting in accordance with ASC 323 Investments — Equity Method and Joint Ventures, based on the percentage of our ownership interest in the business. Our equity investments primarily include the following:

(i)  Axis-Shield

During the third quarter of 2011, we acquired, in various transactions, approximately 15.0 million shares of Axis-Shield, which represented a 29.9% ownership interest in Axis-Shield as of September 30, 2011. During the fourth quarter of 2011, we acquired a controlling interest of Axis-Shield (Note 4). Our equity earnings attributable to this investment during 2011 were immaterial.

(ii)  SPD

In May 2007, we completed the formation of SPD, our 50/50 joint venture with P&G for the development, manufacturing, marketing and sale of existing and to-be-developed consumer diagnostic products, outside the cardiology, diabetes and oral care fields. Upon completion of the arrangement to form SPD, we ceased to consolidate the operating results of our consumer diagnostics business related to SPD. For the years ended December 31, 2012, 2011 and 2010, we recorded earnings of $10.7 million, $5.9 million and $8.5 million, respectively, in equity earnings of unconsolidated entities, net of tax, in our accompanying consolidated statements of operations, which represented our 50% share of SPD’s net income for the respective periods.

(iii) TechLab

In May 2006, we acquired 49% of TechLab, Inc., or TechLab, a privately-held developer, manufacturer and distributor of rapid non-invasive intestinal diagnostics tests in the areas of intestinal inflammation, antibiotic-associated diarrhea and parasitology. For the years ended December 31, 2012, 2011 and 2010, we recorded earnings of $2.3 million, $2.0 million and $1.9 million, respectively, in equity earnings of unconsolidated entities, net of tax, in our accompanying consolidated statements of operations, which represented our minority share of TechLab’s net income for the respective period.

Summarized financial information for the P&G joint venture and TechLab on a combined basis is as follows (in thousands):

Combined condensed results of operations:

	For The Years Ended December 31,
	2012	2011	2010
Net revenue	$212,955	$232,857	$224,193

Gross profit	$139,694	$146,466	$142,159

Net income after taxes	$26,056	$15,922	$20,913

Combined condensed balance sheets:

	As of December 31,
	2012	2011
Current assets	$79,842	$84,376
Non-current assets	38,991	37,659

Total assets	$118,833	$122,035

Current liabilities	$45,084	$49,453
Non-current liabilities	6,791	6,326

Total liabilities	$51,875	$55,779

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

(22)  Discontinued Operations

On January 15, 2010, we completed the sale of our vitamins and nutritional supplements business for a purchase price of approximately $62.6 million in cash, which is net of the final working capital adjustment. The sale included our entire private label and branded nutritional businesses and represents the complete divestiture of our entire vitamins and nutritional supplements business segment. We recognized a gain of approximately $18.7 million ($11.6 million, net of tax) during 2010. The results of the vitamins and nutritional supplements business, which represents our entire vitamins and nutritional supplements business segment, are included in income from discontinued operations, net of tax, in our consolidated financial statements.

The following summarized financial information related to the vitamins and nutritional supplements businesses has been segregated from continuing operations and reported as discontinued operations through the date of disposition (in thousands).

For The Year Ended December 31, 2010
Net revenue	$4,362
Income from discontinued operations before income taxes	$18,487
Provision for income taxes	$7,090
Net income from discontinued operations	$11,397

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

(23)  Supplemental Cash Flow Information

Cash Paid for Interest and Income Taxes:

During 2012, 2011 and 2010, we made cash payments for interest totaling $205.0 million, $164.7 million and $117.1 million, respectively.

During 2012, 2011 and 2010, total net cash paid for income taxes was $31.9 million, $47.8 million and $31.1 million, respectively.

Non-cash Investing Activities:

During 2011, we issued shares of our common stock in connection with certain acquisitions (dollars in thousands):

	Date of Acquisition	Common Stock Issued
Company Acquired		Number of Shares	Fair Value of Shares
Arriva Medical LLC	November 23, 2011	806,452	$15,183
Pregnancy.org, LLC	January 28, 2011	25,463	$1,000

Non-Cash Financing Activities:

During 2011 and 2010, we recorded non-cash income (expense) to accumulated other comprehensive income (loss) of $7.3 million and $2.4 million, respectively, representing the change in fair market value of our interest rate swap agreement.

During 2012, we issued shares of our common stock in connection with the settlement of an acquisition-related contingent consideration obligation (dollars in thousands):

	Common Stock Issued
Contingent Consideration Obligation	Number of Shares	Fair Value of Shares
Mologic	66,666	$1,243

Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor Financial Information

(24)  Guarantor Financial Information

Our 7.25% senior notes due 2018, our 7.875% senior notes due 2016, our 9% senior subordinated notes due 2018, and our 8.625% senior subordinated notes due 2018 are guaranteed by certain of our consolidated wholly owned subsidiaries, or the Guarantor Subsidiaries. The guarantees are full and unconditional and joint and several. The following supplemental financial information sets forth, on a consolidating basis, audited balance sheets as of December 31, 2012 and 2011, the related statements of operations, statements of comprehensive income (loss) and cash flows for each of the three years in the period ended December 31, 2012, respectively, for Alere Inc., the Guarantor Subsidiaries and our other subsidiaries, or the Non-Guarantor Subsidiaries. The supplemental financial information reflects the investments of Alere Inc. and the Guarantor Subsidiaries in the Guarantor and Non-Guarantor Subsidiaries using the equity method of accounting.

We have extensive transactions and relationships between various members of the consolidated group. These transactions and relationships include intercompany pricing agreements, intellectual property royalty agreements and general and administrative and research and development cost-sharing agreements. Because of these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

For comparative purposes, certain amounts for prior periods have been reclassified to conform to the current period classification.

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$869,245	$1,188,363	$(143,877)	$1,913,731
Services revenue	—	810,362	66,156	—	876,518

Net product sales and services revenue	—	1,679,607	1,254,519	(143,877)	2,790,249
License and royalty revenue	—	18,848	17,958	(8,230)	28,576

Net revenue	—	1,698,455	1,272,477	(152,107)	2,818,825

Cost of net product sales	6,040	419,815	640,791	(134,496)	932,150
Cost of services revenue	—	426,291	30,767	(6,059)	450,999

Cost of net product sales and services revenue	6,040	846,106	671,558	(140,555)	1,383,149
Cost of license and royalty revenue	—	28	15,555	(8,229)	7,354

Cost of net revenue	6,040	846,134	687,113	(148,784)	1,390,503

Gross profit (loss)	(6,040)	852,321	585,364	(3,323)	1,428,322

Operating expenses:
Research and development	24,593	70,478	87,930	—	183,001
Sales and marketing	4,414	345,717	293,292	—	643,423
General and administrative	52,079	250,784	189,903	—	492,766

Operating income (loss)	(87,126)	185,342	14,239	(3,323)	109,132
Interest expense, including amortization of original issue discounts and deferred financing costs	(236,320)	(39,574)	(13,080)	48,414	(240,560)
Other income (expense), net	(16,655)	40,479	34,547	(48,414)	9,957

Income (loss) before provision (benefit) for income taxes	(340,101)	186,247	35,706	(3,323)	(121,471)
Provision (benefit) for income taxes	(111,595)	57,688	24,543	(955)	(30,319)

Income (loss) before equity earnings of unconsolidated entities, net of tax	(228,506)	128,559	11,163	(2,368)	(91,152)
Equity in earnings of subsidiaries, net of tax	148,394	(1,574)	—	(146,820)	—
Equity earnings of unconsolidated entities, net of tax	2,205	—	10,952	88	13,245

Net income (loss)	(77,907)	126,985	22,115	(149,100)	(77,907)
Less: Net income attributable to non-controlling interests	—	—	275	—	275

Net income (loss) attributable to Alere Inc. and Subsidiaries	(77,907)	126,985	21,840	(149,100)	(78,182)
Preferred stock dividends	(21,293)	—	—	—	(21,293)

Net income (loss) available to common stockholders	$(99,200)	$126,985	$21,840	$(149,100)	$(99,475)

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$900,853	$910,100	$(127,821)	$1,683,132
Services revenue	—	613,310	66,612	—	679,922

Net product sales and services revenue	—	1,514,163	976,712	(127,821)	2,363,054
License and royalty revenue	—	10,280	19,152	(5,959)	23,473

Net revenue	—	1,524,443	995,864	(133,780)	2,386,527

Cost of net product sales	3,651	410,903	510,550	(129,680)	795,424
Cost of services revenue	—	312,098	26,134	—	338,232

Cost of net product sales and services revenue	3,651	723,001	536,684	(129,680)	1,133,656
Cost of license and royalty revenue	—	3	12,992	(5,959)	7,036

Cost of net revenue	3,651	723,004	549,676	(135,639)	1,140,692

Gross profit (loss)	(3,651)	801,439	446,188	1,859	1,245,835
Operating expenses:
Research and development	20,182	69,292	60,691	—	150,165
Sales and marketing	4,091	336,297	225,195	—	565,583
General and administrative	48,891	228,871	121,568	—	399,330
Goodwill impairment charge	—	383,612	—	—	383,612

Operating income (loss)	(76,815)	(216,633)	38,734	1,859	(252,855)
Interest expense, including amortization of original issue discounts and deferred financing costs	(156,948)	(100,636)	(8,734)	62,347	(203,971)
Other income (expense), net	(8,813)	54,186	18,857	(62,347)	1,883
Gain on sale of joint venture interest	16,309	—	272,587	—	288,896

Income (loss) from continuing operations before provision (benefit) for income taxes	(226,267)	(263,083)	321,444	1,859	(166,047)
Provision (benefit) for income taxes	(67,482)	20,402	24,822	(1,956)	(24,214)

Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(158,785)	(283,485)	296,622	3,815	(141,833)
Equity in earnings of subsidiaries, net of tax	23,524	1,530	—	(25,054)	—
Equity earnings of unconsolidated entities, net of tax	1,952	—	6,503	69	8,524

Net income (loss)	(133,309)	(281,955)	303,125	(21,170)	(133,309)
Less: Net income attributable to non-controlling interests	—	—	233	—	233

Net income (loss) attributable to Alere Inc. and Subsidiaries	(133,309)	(281,955)	302,892	(21,170)	(133,542)
Preferred stock dividends	(22,049)	—	—	—	(22,049)
Preferred stock repurchase	23,936	—	—	—	23,936

Net income (loss) available to common stockholders	$(131,422)	$(281,955)	$302,892	$(21,170)	$(131,655)

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$843,542	$740,371	$(111,510)	$1,472,403
Services revenue	—	608,482	53,703	—	662,185

Net product sales and services revenue	—	1,452,024	794,074	(111,510)	2,134,588
License and royalty revenue	—	10,003	16,167	(5,411)	20,759

Net revenue	—	1,462,027	810,241	(116,921)	2,155,347

Cost of net product sales	166	396,325	403,098	(111,264)	688,325
Cost of services revenue	—	304,270	21,016	—	325,286

Cost of net product sales and services revenue	166	700,595	424,114	(111,264)	1,013,611
Cost of license and royalty revenue	—	66	12,494	(5,411)	7,149

Cost of net revenue	166	700,661	436,608	(116,675)	1,020,760

Gross profit (loss)	(166)	761,366	373,633	(246)	1,134,587
Operating expenses:
Research and development	20,936	68,862	43,480	—	133,278
Sales and marketing	3,001	316,884	179,239	—	499,124
General and administrative	46,982	234,307	165,628	—	446,917
Goodwill impairment charge	—	1,006,357	—	—	1,006,357

Operating loss	(71,085)	(865,044)	(14,714)	(246)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(76,179)	(135,312)	(10,430)	82,486	(139,435)
Other income (expense), net	10,304	69,938	24,982	(82,486)	22,738

Loss from continuing operations before provision (benefit) for income taxes	(136,960)	(930,418)	(162)	(246)	(1,067,786)
Provision (benefit) for income taxes	(58,592)	9,059	19,602	—	(29,931)

Loss from continuing operations before equity earnings of unconsolidated entities, net of tax	(78,368)	(939,477)	(19,764)	(246)	(1,037,855)
Equity in earnings of subsidiaries, net of tax	(940,121)	—	—	940,121	—
Equity earnings (losses) of unconsolidated entities, net of tax	2,023	—	8,680	(137)	10,566

Income (loss) from continuing operations	(1,016,466)	(939,477)	(11,084)	939,738	(1,027,289)
Income from discontinued operations, net of tax	574	9,727	1,096	—	11,397

Net income (loss)	(1,015,892)	(929,750)	(9,988)	939,738	(1,015,892)
Less: Net income attributable to non-controlling interests	—	—	1,418	—	1,418

Net income (loss) attributable to Alere Inc. and Subsidiaries	(1,015,892)	(929,750)	(11,406)	939,738	(1,017,310)
Preferred stock dividends	(24,235)	—	—	—	(24,235)

Net income (loss) available to common stockholders	$(1,040,127)	$(929,750)	$(11,406)	$939,738	$(1,041,545)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(77,907)	$126,985	$22,115	$(149,100)	$(77,907)

Other comprehensive income, before tax:
Changes in cumulative translation adjustment	(834)	(302)	53,654	2,124	54,642
Unrealized gains (losses) on available for sale securities	(221)	5	—	—	(216)
Unrealized gains on hedging instruments	16	—	372	—	388
Minimum pension liability adjustment	—	—	(1,042)	—	(1,042)

Other comprehensive income (loss), before tax	(1,039)	(297)	52,984	2,124	53,772
Income tax benefit related to items of other comprehensive income (loss)	(86)	—	(286)	—	(372)

Other comprehensive income (loss), net of tax	(953)	(297)	53,270	2,124	54,144

Comprehensive income (loss)	(78,860)	126,688	75,385	(146,976)	(23,763)
Less: Comprehensive income attributable to non-controlling interests	—	—	275	—	275

Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$(78,860)	$126,688	$75,110	$(146,976)	$(24,038)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(133,309)	$(281,955)	$303,125	$(21,170)	$(133,309)

Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(417)	342	(37,825)	2,070	(35,830)
Unrealized losses on available for sale securities	(33)	12	(450)	—	(471)
Unrealized gains (losses) on hedging instruments	11,952	—	(448)	—	11,504
Minimum pension liability adjustment	—	—	(3,070)	—	(3,070)

Other comprehensive income (loss), before tax	11,502	354	(41,793)	2,070	(27,867)
Income tax provision (benefit) related to items of other comprehensive income (loss)	4,650	—	(1,557)	—	3,093

Other comprehensive income (loss), net of tax	6,852	354	(40,236)	2,070	(30,960)

Comprehensive income (loss)	(126,457)	(281,601)	262,889	(19,100)	(164,269)
Less: Comprehensive income attributable to non-controlling interests	—	—	233	—	233

Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$(126,457)	$(281,601)	$262,656	$(19,100)	$(164,502)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(1,015,892)	$(929,750)	$(9,988)	$939,738	$(1,015,892)

Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(1,553)	(160)	3,632	(2,129)	(210)
Unrealized gains on available for sale securities	804	—	347	—	1,151
Unrealized gains on hedging instruments	3,965	—	—	—	3,965
Minimum pension liability adjustment	—	—	(113)	—	(113)

Other comprehensive income (loss), before tax	3,216	(160)	3,866	(2,129)	4,793
Income tax provision related to items of other comprehensive income (loss)	1,649	—	—	—	1,649

Other comprehensive income (loss), net of tax	1,567	(160)	3,866	(2,129)	3,144

Comprehensive loss	(1,014,325)	(929,910)	(6,122)	937,609	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	—	—	1,418	—	1,418

Comprehensive loss attributable to Alere Inc. and Subsidiaries	$(1,014,325)	$(929,910)	$(7,540)	$937,609	$(1,014,166)

CONSOLIDATING BALANCE SHEET

December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$3,623	$67,449	$257,274	$—	$328,346
Restricted cash	—	1,680	1,396	—	3,076
Marketable securities	—	787	117	—	904
Accounts receivable, net of allowances	—	241,050	283,282	—	524,332
Inventories, net	—	142,413	203,230	(8,522)	337,121
Deferred tax assets	12,193	39,601	13,138	2,790	67,722
Prepaid expenses and other current assets	(20,636)	99,271	66,634	(33)	145,236
Intercompany receivables	298,812	1,254,727	55,847	(1,609,386)	—

Total current assets	293,992	1,846,978	880,918	(1,615,151)	1,406,737
Property, plant and equipment, net	2,679	293,260	239,082	(552)	534,469
Goodwill	—	1,820,438	1,227,967	—	3,048,405
Other intangible assets with indefinite lives	—	14,600	21,851	—	36,451
Finite-lived intangible assets, net	24,701	1,132,656	676,868	—	1,834,225
Deferred financing costs, net and other
non-current assets	78,522	10,341	20,065	(71)	108,857
Investments in subsidiaries	4,114,478	358,088	(67,799)	(4,404,767)	—
Investments in unconsolidated entities	33,979	—	56,512	—	90,491
Deferred tax assets	—	782	7,511	—	8,293
Intercompany notes receivable	1,724,650	722,552	1,278	(2,448,480)	—

Total assets	$6,273,001	$6,199,695	$3,064,253	$(8,469,021)	$7,067,928

LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$45,000	$349	$14,883	$—	$60,232
Current portion of capital lease obligations	—	3,209	3,475	—	6,684
Accounts payable	7,993	76,256	85,725	—	169,974
Accrued expenses and other current liabilities	(388,830)	586,116	214,659	(26)	411,919
Intercompany payables	557,578	806,507	245,300	(1,609,385)	—

Total current liabilities	221,741	1,472,437	564,042	(1,609,411)	648,809

Long-term liabilities:
Long-term debt, net of current portion	3,617,068	374	11,233	—	3,628,675
Capital lease obligations, net of current portion	—	5,412	7,505	—	12,917
Deferred tax liabilities	(5,329)	333,388	100,216	(87)	428,188
Other long-term liabilities	17,678	72,890	76,138	(71)	166,635
Intercompany notes payables	241,421	1,630,376	576,684	(2,448,481)	—

Total long-term liabilities	3,870,838	2,042,440	771,776	(2,448,639)	4,236,415

Stockholders’ equity	2,180,422	2,684,818	1,726,153	(4,410,971)	2,180,422
Non- controlling interests	—	—	2,282	—	2,282

Total equity	2,180,422	2,684,818	1,728,435	(4,410,971)	2,182,704

Total liabilities and equity	$6,273,001	$6,199,695	$3,064,253	$(8,469,021)	$7,067,928

CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$12,451	$95,212	$191,510	$—	$299,173
Restricted cash	—	1,691	7,296	—	8,987
Marketable securities	—	976	110	—	1,086
Accounts receivable, net of allowances	—	218,863	256,961	—	475,824
Inventories, net	—	136,271	189,706	(5,708)	320,269
Deferred tax assets	10,912	24,244	5,835	1,984	42,975
Prepaid expenses and other current assets	(74,078)	142,183	77,308	—	145,413
Intercompany receivables	397,914	436,630	15,637	(850,181)	—

Total current assets	347,199	1,056,070	744,363	(853,905)	1,293,727
Property, plant and equipment, net	2,542	287,561	201,233	(131)	491,205
Goodwill	—	1,680,208	1,145,907	(4,844)	2,821,271
Other intangible assets with indefinite lives	—	12,900	56,646	—	69,546
Finite-lived intangible assets, net	28,685	1,124,004	633,236	—	1,785,925
Deferred financing costs, net, and other non-current assets	88,153	5,673	19,415	—	113,241
Investments in subsidiaries	3,586,625	46,565	112,756	(3,745,946)	—
Investments in unconsolidated entities	29,021	—	56,117	—	85,138
Marketable securities	2,254	—	—	—	2,254
Deferred tax assets	—	(1,683)	12,077	—	10,394
Intercompany notes receivable	1,934,366	(196,820)	—	(1,737,546)	—

Total assets	$6,018,845	$4,014,478	$2,981,750	$(6,342,372)	$6,672,701

LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$43,000	$353	$17,739	$—	$61,092
Current portion of capital lease obligations	—	1,550	4,533	—	6,083
Short-term debt	6,240	—	—	—	6,240
Accounts payable	6,704	55,414	93,346	—	155,464
Accrued expenses and other current liabilities	(259,010)	480,475	174,108	—	395,573
Intercompany payables	429,644	104,817	315,718	(850,179)	—

Total current liabilities	226,578	642,609	605,444	(850,179)	624,452

Long-term liabilities:
Long-term debt, net of current portion	3,243,341	100	24,010	—	3,267,451
Capital lease obligations, net of current portion	—	2,175	10,454	—	12,629
Deferred tax liabilities	(25,936)	300,016	106,551	69	380,700
Other long-term liabilities	24,407	57,515	71,476	—	153,398
Intercompany notes payables	321,221	787,457	625,767	(1,734,445)	—

Total long-term liabilities	3,563,033	1,147,263	838,258	(1,734,376)	3,814,178

Redeemable non-controlling interest	—	—	2,497	—	2,497

Stockholders’ equity	2,229,234	2,224,606	1,533,211	(3,757,817)	2,229,234
Non-controlling interests	—	—	2,340	—	2,340

Total equity	2,229,234	2,224,606	1,535,551	(3,757,817)	2,231,574

Total liabilities and equity	$6,018,845	$4,014,478	$2,981,750	$(6,342,372)	$6,672,701

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(77,907)	$126,985	$22,115	$(149,100)	$(77,907)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(148,394)	1,574	—	146,820	—
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,213	277	—	—	21,490
Depreciation and amortization	7,961	266,256	182,651	(21)	456,847
Non-cash charges for sale of inventories revalued at the date of acquisition	—	1,400	3,281	—	4,681
Non-cash stock-based compensation expense	4,247	5,486	5,932	—	15,665
Impairment of inventory	—	5	290	—	295
Impairment of long-lived assets	—	2,903	586	—	3,489
Impairment of intangible assets	—	2,988	—	—	2,988
(Gain) loss on sale of fixed assets	4	(2,672)	517	—	(2,151)
Gain on sales of marketable securities	(751)	—	—	—	(751)
Equity earnings of unconsolidated entities, net of tax	(2,205)	—	(10,952)	(88)	(13,245)
Deferred income taxes	20,500	(79,764)	(24,342)	(962)	(84,568)
Other non-cash items	22,234	908	7,429	—	30,571
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	(656)	(21,509)	—	(22,165)
Inventories, net	—	(6,032)	(13,661)	2,902	(16,791)
Prepaid expenses and other current assets	(454,780)	358,943	(1,776)	95,087	(2,526)
Accounts payable	1,289	3,251	(14,667)	—	(10,127)
Accrued expenses and other current liabilities	335,600	(227,338)	36,250	(95,081)	49,431
Other non-current liabilities	(12,373)	(117)	(22,983)	(70)	(35,543)
Intercompany payable (receivable)	413,479	(411,169)	(1,148)	(1,162)	—

Net cash provided by (used in) operating activities	130,117	43,228	148,013	(1,675)	319,683

Cash Flows from Investing Activities:
Decrease in restricted cash	—	12	5,899	—	5,911
Purchases of property, plant and equipment	(2,061)	(91,681)	(109,613)	65,962	(137,393)
Proceeds from sale of property, plant and equipment	—	22,860	65,747	(66,217)	22,390
Cash paid for acquisitions, net of cash acquired	(403,552)	1,469	(22,503)	—	(424,586)
Proceeds from sales of marketable securities	2,784	269	3	—	3,056
Net cash received from equity method investments	1,470	—	11,237	—	12,707
Increase in other assets	(53,189)	(1,026)	(2,131)	70	(56,276)

Net cash used in investing activities	(454,548)	(68,097)	(51,361)	(185)	(574,191)

Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	—	—	—	(10,139)
Cash paid for contingent purchase price consideration	(20,116)	(788)	(60)	—	(20,964)
Cash paid for dividends	(21,293)	—	—	—	(21,293)
Proceeds from issuance of common stock, net of issuance costs	14,924	—	—	—	14,924
Proceeds from issuance of long-term debt	648,000	—	535	—	648,535
Payments on short-term debt	(6,240)	—	—	—	(6,240)
Payments on long-term debt	(300,155)	(534)	(10,923)	—	(311,612)
Net proceeds (payments) under revolving credit facilities	22,500	(2)	(8,226)	—	14,272
Excess tax benefits on exercised stock options	176	303	25	—	504
Principal payments on capital lease obligations	—	(2,347)	(4,656)	—	(7,003)
Purchase of non-controlling interest	—	—	(2,972)	—	(2,972)
Other	(12,267)	—	—	—	(12,267)

Net cash provided by (used in) financing activities	315,390	(3,368)	(26,277)	—	285,745

Foreign exchange effect on cash and cash equivalents	213	474	(4,611)	1,860	(2,064)

Net increase (decrease) in cash and cash equivalents	(8,828)	(27,763)	65,764	—	29,173
Cash and cash equivalents, beginning of period	12,451	95,212	191,510	—	299,173

Cash and cash equivalents, end of period	$3,623	$67,449	$257,274	$—	$328,346

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(133,309)	(281,955)	303,125	$(21,170)	$(133,309)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(23,524)	(1,530)	—	25,054	—
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	13,671	23,473	446	—	37,590
Depreciation and amortization	3,842	260,062	128,111	(439)	391,576
Non-cash charges for sale of inventories revalued at the date of acquisition	—	—	6,010	—	6,010
Non-cash stock-based compensation expense	5,776	8,390	7,049	—	21,215
Impairment of inventory	—	172	273	—	445
Impairment of long-lived assets	3	1,331	215	—	1,549
Impairment of goodwill	—	383,612	—	—	383,612
Impairment of intangible assets	—	2,935	3	—	2,938
Gain on sale of joint venture interest	(16,309)	—	(272,587)	—	(288,896)
(Gain) loss on sale of fixed assets	75	1,655	(153)	—	1,577
Gain on sales of marketable securities	—	—	(840)	—	(840)
Equity earnings of unconsolidated entities, net of tax	(1,952)	—	(6,503)	(69)	(8,524)
Deferred income taxes	35,012	(81,063)	(8,754)	(1,956)	(56,761)
Other non-cash items	(4,286)	3,971	(11,932)	—	(12,247)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	260	(39,668)	—	(39,408)
Inventories, net	—	(9,458)	(9,035)	(1,906)	(20,399)
Prepaid expenses and other current assets	72,955	(110,333)	(15,737)	—	(53,115)
Accounts payable	(233)	(11,454)	18,672	—	6,985
Accrued expenses and other current liabilities	(231,949)	203,333	42,898	—	14,282
Other non-current liabilities	35,109	1,636	(19,772)	—	16,973
Intercompany payable (receivable)	(1,512,567)	1,015,286	497,281	—	—

Net cash provided by (used in) operating activities	(1,757,686)	1,410,323	619,102	(486)	271,253

Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	—	48	(6,454)	—	(6,406)
Purchases of property, plant and equipment	20	(67,103)	(65,880)	431	(132,532)
Proceeds from sale of property, plant and equipment	—	292	655	—	947
Proceeds from disposition of business	—	—	11,491	—	11,491
Cash paid for acquisitions, net of cash acquired	(37,644)	(163,379)	(430,288)	—	(631,311)
Proceeds from sales of marketable securities	—	145	9,057	—	9,202
Net cash paid for equity method investments	(2,430)	—	(119,473)	—	(121,903)
(Increase) decrease in other assets	(24,996)	(7,913)	6,379	(1,154)	(27,684)

Net cash used in investing activities	(65,050)	(237,910)	(594,513)	(723)	(898,196)

Cash Flows from Financing Activities:
Cash paid for financing costs	(73,876)	(804)	—	—	(74,680)
Cash paid for contingent purchase price consideration	(28,305)	—	—	—	(28,305)
Cash paid for dividends	(5,425)	—	—	—	(5,425)
Proceeds from issuance of common stock, net of issuance costs	37,886	—	—	—	37,886
Repurchase of preferred stock	(99,070)	—	—	—	(99,070)
Proceeds from issuance of long-term debt	2,100,000	1,238	(4,961)	—	2,096,277
Payments on long-term debt	(10,126)	(1,192,544)	(4,784)	—	(1,207,454)
Net proceeds under revolving credit facilities	—	—	10,715	—	10,715
Repurchase of common stock	(184,867)	—	—	—	(184,867)
Excess tax benefits on exercised stock options	1,357	414	1,652	—	3,423
Principal payments on capital lease obligations	—	(2,372)	(1,791)	—	(4,163)
Other	(4,053)	—	(204)	—	(4,257)

Net cash provided by (used in) financing activities	1,733,521	(1,194,068)	627	—	540,080

Foreign exchange effect on cash and cash equivalents	—	(38)	(16,441)	1,209	(15,270)

Net increase (decrease) in cash and cash equivalents	(89,215)	(21,693)	8,775	—	(102,133)
Cash and cash equivalents, beginning of period	101,666	116,905	182,735	—	401,306

Cash and cash equivalents, end of period	$12,451	$95,212	$191,510	$—	$299,173

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(1,015,892)	$(929,750)	$(9,988)	$939,738	$(1,015,892)
Income from discontinued operations, net of tax	574	9,727	1,096	—	11,397

Loss from continuing operations	(1,016,466)	(939,477)	(11,084)	939,738	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	940,121	—	—	(940,121)	—
Non-cash interest expense, including amortization of original issue discounts and write-off of deferred financing costs	6,311	6,279	1,168	—	13,758
Depreciation and amortization	663	266,476	99,528	(479)	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	—	—	6,602	—	6,602
Non-cash stock-based compensation expense	9,498	9,648	10,733	—	29,879
Impairment of inventory	—	261	587	—	848
Impairment of long-lived assets	—	1,473	(62)	—	1,411
Impairment of goodwill	—	1,006,357	—	—	1,006,357
Loss on sale of fixed assets	—	719	279	—	998
Gain on sale of marketable securities	(4,190)	—	(314)	—	(4,504)
Equity earnings of unconsolidated entities, net of tax	(2,023)	—	(8,680)	137	(10,566)
Deferred income taxes	3,340	(55,459)	(22,299)	—	(74,418)
Other non-cash items	(981)	3,608	1,175	—	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	(4,300)	(5,060)	—	(9,360)
Inventories, net	—	(2,012)	(21,297)	464	(22,845)
Prepaid expenses and other current assets	(81)	4,476	3,915	—	8,310
Accounts payable	4,358	(1,529)	(11,917)	—	(9,088)
Accrued expenses and other current liabilities	(60,601)	63,580	19,223	—	22,202
Other non-current liabilities	(5)	121	(27,568)	—	(27,452)
Intercompany payable (receivable)	(296,816)	(139,312)	436,128	—	—

Net cash provided by (used in) continuing operations	(416,872)	220,909	471,057	(261)	274,833
Net cash provided by (used in) discontinued operations	849	(258)	—	—	591

Net cash provided by (used in) operating activities	(416,023)	220,651	471,057	(261)	275,424

Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	—	(163)	22	—	(141)
Purchases of property, plant and equipment	(82)	(56,922)	(39,498)	261	(96,241)
Proceeds from sale of property, plant and equipment	—	73	722	—	795
Cash paid for acquisitions, net of cash acquired	(184,975)	(32,279)	(306,253)	—	(523,507)
Proceeds from sales (purchases) of marketable securities	4,190	—	(1,008)	—	3,182
Net cash received from equity method investments	1,317	44	10,993	—	12,354
Increase in other assets	(5,600)	(695)	(6,605)	—	(12,900)

Net cash used in continuing operations	(185,150)	(89,942)	(341,627)	261	(616,458)
Net cash provided by (used in) discontinued operations	(849)	61,445	2,000	—	62,596

Net cash used in investing activities	(185,999)	(28,497)	(339,627)	261	(553,862)

Cash Flows from Financing Activities:
Cash paid for financing costs	(9,552)	(3,493)	—	—	(13,045)
Proceeds from issuance of common stock, net of issuance costs	19,024	—	—	—	19,024
Proceeds from issuance of long-term debt	400,000	—	—	—	400,000
Payments on long-term debt	—	(9,750)	—	—	(9,750)
Net payments under revolving credit facilities	—	(144,181)	(2,600)	—	(146,781)
Excess tax benefits on exercised stock options	1,030	264	389	—	1,683
Principal payments on capital lease obligations	—	(1,501)	(366)	—	(1,867)
Purchase of non-controlling interest	—	—	(52,864)	—	(52,864)
Other	(141)	—	—	—	(141)

Net cash provided by (used in) financing activities	410,361	(158,661)	(55,441)	—	196,259

Foreign exchange effect on cash and cash equivalents	—	—	(9,288)	—	(9,288)

Net increase (decrease) in cash and cash equivalents	(191,661)	33,493	66,701	—	(91,467)
Cash and cash equivalents, beginning of period	293,327	83,412	116,034	—	492,773

Cash and cash equivalents, end of period	$101,666	$116,905	$182,735	$—	$401,306

(a) Epocal

In November 2009, we entered into a definitive agreement to acquire all of the issued and outstanding equity securities of Epocal, Inc. As amended as of December 31, 2012, that agreement provided for a total potential purchase price of up to $263.0 million, including milestone payments of up to $90.5 million if Epocal achieves certain milestones relating to its gross margin and product development efforts on or prior to October 31, 2014. The agreement contains a working capital adjustment whereby the purchase price is increased or decreased to the extent that Epocal’s working capital at closing is more or less than a specified amount. We also agreed that, if the acquisition is consummated, we will provide $12.5 million in management incentive arrangements, 25% of which will vest over three years and 75% of which will be payable only upon the achievement of certain milestones.

In February 2013, we completed the acquisition of Epocal. After working capital and other adjustments made at closing, we paid approximately $166.0 million in cash to acquire Epocal, which included a $15.0 million payment for the achievement of the first two financial milestones specified in the agreement. Additional earn-out payments of up to $75.5 million could be triggered if milestones linked to the delivery of additional product offerings on the Epocal platform are achieved.

(b) Short-Term Note

In December 2012, we made a $40.0 million secured loan to a third party (the Short-Term Note) (Note 3 (b)) in connection with a potential acquisition. As of December 31, 2012, the loan is included at face value in prepaid expenses and other current assets on our Consolidated Balance Sheet. In February 2013, the issuer of the Short-Term Note filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The Bankruptcy Court subsequently granted us “continuing, valid, binding, enforceable and perfected first priority liens and security interests” in all of the post-petition collateral of the debtor to the “same extent, priority and enforceability” held on pre-petition collateral, in order to secure any and all obligations of the debtor to us under the Short-Term Note, and other related agreements. The Bankruptcy Court further directed the debtor to pay us post-petition interest at the contractual default rate and at the times set forth in the Short-Term Note.

We have assessed our Short Term Note for impairment and considered the following factors: we have a perfected first priority lien in all of the post-petition collateral of the debtor, and the value of the available collateral, as represented by the debtor to the Bankruptcy Court, significantly exceeds the amount that is owed to us under the Short-Term Note. Based on these factors, along with the protections afforded to us as a secured creditor under bankruptcy law, we have determined that the Short-Term Note is fully realizable and, accordingly, we have not recorded a reserve against the amount receivable as of December 31, 2012. The bankruptcy process is inherently complicated and subject to uncertainties and future changes in circumstances and there can be no certainty as to the outcome of these proceedings.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates

(a)  Use of Estimates

To prepare our financial statements in conformity with accounting principles generally accepted in the United States of America, our management must make estimates, judgments and assumptions that may affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from such estimates under different assumptions or conditions.

Foreign Currencies

(b)  Foreign Currencies

In general, the functional currencies of our foreign subsidiaries are the local currencies. For the purpose of consolidating the financial statements of our foreign subsidiaries, all assets and liabilities of the foreign subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date, while the stockholders’ equity accounts are translated at historical exchange rates. Translation gains and losses that result from the conversion of the balance sheets of the foreign subsidiaries into U.S. dollars are recorded to cumulative translation adjustment, which is a component of accumulated other comprehensive income (loss) (Note 15) within stockholders’ equity. The revenue and expenses of our foreign subsidiaries are translated using the average of the rates of exchange in effect during each fiscal month.

Net realized and unrealized foreign currency exchange transaction losses of $7.9 million and $22.9 million during 2012 and 2011, respectively, and gains of $9.8 million during 2010 are included as a component of other income (expense), net in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

(c)  Cash and Cash Equivalents

We consider all highly-liquid investments purchased with original maturities of three months or less at the date of acquisition to be cash equivalents. Cash equivalents consisted of money market funds at December 31, 2012 and 2011.

Restricted Cash

(d)  Restricted Cash

We had restricted cash of $3.1 million and $9.0 million as of December 31, 2012 and 2011, respectively. Of the $9.0 million as of December 31, 2011, approximately $5.3 million was for the purchase of the remaining outstanding shares of Axis-Shield plc, or Axis-Shield, which were acquired prior to December 31, 2011, but settled in the first quarter of 2012.

Marketable Securities

(e)  Marketable Securities

Securities classified as available-for-sale or trading are carried at fair value, as determined by quoted market prices at the balance sheet date. Realized gains and losses on securities are included in other income (expense), net, on a specific identification basis. Unrealized holding gains and losses (except for other than temporary impairments) on securities classified as available-for-sale, are reported in accumulated other comprehensive income, net of related tax effects. Marketable securities that are held indefinitely are classified in our accompanying consolidated balance sheets as long-term marketable securities.

Inventories

(f)  Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and are made up of raw material, work-in-process and finished goods. The cost elements of work-in-process and finished goods inventory consist of raw material, direct labor and manufacturing overhead. Where finished goods inventory is purchased from third-party manufacturers, the costs of finished goods inventory recorded in the financial statements represent the costs to acquire such inventory.

Property, Plant and Equipment

(g)  Property, Plant and Equipment

We record property, plant and equipment at historical cost or, in the case of a business combination, at fair value on the date of the business combination. Depreciation is computed using the straight-line method based on the following estimated useful lives of the related assets: machinery, laboratory equipment and tooling, 1-15 years; buildings, 7-61 years; leasehold improvements, lesser of the remaining term of the lease or estimated useful life of the asset; computer software and equipment, 1-7 years and furniture and fixtures, 2-16 years. Land is not depreciated. Depreciation expense related to property, plant and equipment amounted to $109.7 million, $83.7 million and $67.7 million in 2012, 2011 and 2010, respectively. Fully-depreciated property, plant and equipment that are still in use remain on the books until disposal or retirement. When property, plant and equipment are retired or disposed of, the cost and respective accumulated depreciation are removed from the books. Any gain or loss on disposal is recorded in the income statement. Expenditures for repairs and maintenance are expensed as incurred.

Goodwill and Other Intangible Assets with Indefinite Lives

(h)  Goodwill and Other Intangible Assets with Indefinite Lives

Goodwill relates to amounts that arose in connection with our various business combinations and represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets when accounted for using the acquisition method of accounting. Goodwill is not amortized, but is subject to periodic review for impairment.

We test goodwill and other intangible assets with indefinite lives at the reporting unit level for impairment on an annual basis, and between annual tests, if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying value. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate or operational performance of the business and an adverse action or assessment by a regulator.

In performing the impairment test, we utilize the two-step approach. The first step, or Step 1, requires a comparison of the carrying value of each reporting unit to its estimated fair value. To estimate the fair value of our reporting units for Step 1, we use a combination of the income approach and the market approach. The income approach is based on a discounted cash flow analysis, or DCF, and calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting the after-tax cash flows to a present value, using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows. The forecasted cash flows are based on our most recent budget and for years beyond the budget, our estimates are based on assumed growth rates. We believe our assumptions are consistent with the plans and estimates used to manage the underlying businesses. The discount rates, which are intended to reflect the risks inherent in future cash flow projections, used in the DCF are based on estimates of the weighted-average cost of capital, or WACC, of market participants relative to each respective reporting unit. The market approach considers comparable market data based on multiples of revenue or earnings before interest, taxes, depreciation and amortization, or EBITDA.

If the carrying value of a reporting unit exceeds its estimated fair value, we are required to perform the second step, or Step 2, of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. The implied fair value of goodwill is calculated as the difference between the fair value of the reporting unit and the estimated fair value of its assets and liabilities. To the extent this amount is below the carrying value of goodwill, an impairment charge is recorded.

The estimate of fair value requires significant judgment. We based our fair value estimates on assumptions that we believe to be reasonable but that are unpredictable and inherently uncertain, including estimates of future growth rates and operating margins and assumptions about the overall economic climate and the competitive environment for our business units. There can be no assurance that our estimates and assumptions made for purposes of our goodwill and identifiable intangible asset testing as of the time of testing will prove to be accurate predictions of the future. If our assumptions regarding business plans, competitive environment or anticipated growth rates are not correct, we may be required to record goodwill and/or intangible asset impairment charges in future periods, whether in connection with our next annual impairment testing or earlier, if an indicator of an impairment is present before our next annual evaluation.

Impairment charges related to goodwill have no impact on our cash balances or on compliance with financial covenants under our Amended and Restated Credit Agreement.

2012 Annual Goodwill Impairment Test

We conducted our 2012 annual impairment test for our reporting units during the fourth quarter of 2012. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 11.0% to 15.0%, projected compound average revenue growth rates of 3.0% to 8.1% and terminal value growth rates of 3.0% to 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which among other factors considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.9 to 2.4 times and multiples of EBITDA of 6.1 to 8.9 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated the estimated fair value of the professional diagnostics, health information solutions and consumer diagnostics reporting units exceeded the carrying value of their reporting unit’s net assets by 7.9%, 9.4% and 27.2%, respectively.

2011 Annual Goodwill Impairment Test

We conducted our 2011 annual impairment test for our reporting units during the fourth quarter of 2011. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 11.0% to 14.5%, projected compound average revenue growth rates of 4.9% to 10.0% and terminal value growth rates of 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which, among other factors, considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.8 to 2.6 times and multiples of EBITDA of 5.6 to 9.3 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated that the carrying value of the net assets of our health information solutions reporting unit exceeded the estimated fair value of the reporting unit. As a result, we were required to perform Step 2 of the goodwill impairment test to determine the amount, if any, of goodwill impairment charges for the health information solutions reporting unit. We completed Step 2, consistent with the procedures described above, and determined that a goodwill impairment charge in the amount of approximately $383.6 million was required. The resulting goodwill impairment charge is reflected in operating income (loss) in our accompanying consolidated statements of operations.

This impairment was primarily driven by reduced future cash flow expectations from the reporting unit principally as a result of an increasingly competitive business environment for services provided by the reporting unit, including the insourcing of certain services by key customers and a reduction in spending by other customers as a result in part of the continuing difficult economic climate. Also contributing to the impairment charge was the lower valuations ascribed to similar comparable businesses in the public markets.

2010 Annual Goodwill Impairment Test

We conducted our 2010 annual impairment test for our reporting units during the fourth quarter of 2010. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 12.5% to 13.0%, projected compound average revenue growth rates of 6.0% to 10.0% and terminal value growth rates of 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which, among other factors, considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 1.0 to 2.8 times and multiples of EBITDA of 7.5 to 10.0 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated that the carrying value of the net assets of our health information solutions reporting unit exceeded the estimated fair value of the reporting unit. As a result, we were required to perform Step 2 of the goodwill impairment test to determine the amount, if any, of goodwill impairment charges for the health information solutions reporting unit. We completed Step 2, consistent with the procedures described above, and determined that a goodwill impairment charge in the amount of approximately $1.0 billion was required. The resulting goodwill impairment charge is reflected in operating income (loss) in our accompanying consolidated statements of operations.

This impairment was primarily driven by reduced future cash flow expectations from the reporting unit principally as a result of an increasingly competitive business environment for services provided by the reporting unit, including the insourcing of certain services by key customers and a reduction in spending by other customers as a result in part of the continuing difficult economic climate. Also contributing to the impairment charge was the lower valuations ascribed to similar comparable businesses in the public markets.

Impairment of Other Long-Lived Tangible and Intangible Assets

(i)  Impairment of Other Long-Lived Tangible and Intangible Assets

Our intangible assets consist primarily of core technology, in-process research and development, patents, trademarks, trade names, customer relationships, distribution rights and non-competition agreements. The majority of our intangible assets were recorded in connection with our various business combinations. Our intangible assets are recorded at fair value at the time of their acquisition. We amortize intangible assets over their estimated useful lives.

The estimated useful lives of the individual categories of intangible assets were based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with finite lives is recognized over the shorter of the respective lives of the agreement or the period of time the intangible assets are expected to contribute to future cash flows. We amortize our finite-lived intangible assets based on patterns on which the respective economic benefits are expected to be realized.

We evaluate long-lived tangible and intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment are present with respect to long-lived tangible and intangible assets used in operations and undiscounted future cash flows are not expected to be sufficient to recover the assets’ carrying amount, additional analysis is performed as appropriate and the carrying value of the long-lived assets is reduced to the estimated fair value, if this is lower, and an impairment loss is charged to expense in the period the impairment is identified.

We conduct our annual goodwill impairment test for our reporting units during the fourth quarter of each year. The impairment tests conducted during 2011 and 2010 indicated there was an impairment of goodwill associated with our health information solutions reporting unit, and thus, a potential impairment of our long-lived tangible and intangible assets associated with the same reporting unit. We conducted an analysis, utilizing an undiscounted cash flow model. The analyses conducted during 2011 and 2010 indicated there was no impairment of the long-lived tangible or intangible assets associated with our health information solutions reporting unit.

Acquired In-Process Research and Development (IPR&D)

(j)  Acquired In-Process Research and Development (IPR&D)

Acquired IPR&D represents the fair value assigned to research and development assets that we acquire as part of business combinations, and which have not been completed at the date of acquisition. The acquired IPR&D is capitalized as an intangible asset and tested for impairment at least annually until commercialization, after which time the IPR&D is amortized over its estimated useful life.

Business Acquisitions

(k)  Business Acquisitions

Our business acquisitions have historically been made at prices above the fair value of the assets acquired and liabilities assumed, resulting in goodwill, based on our expectations of synergies and other benefits of combining the businesses. These synergies and benefits include elimination of redundant facilities, functions and staffing; use of our existing commercial infrastructure to expand sales of the products of the acquired businesses; and use of the commercial infrastructure of the acquired businesses to expand product sales in a cost-efficient manner.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management, but are inherently uncertain.

We generally employ the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product life cycles, economic barriers to entry, a brand’s relative market position and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur, which could affect the accuracy or validity of the estimates and assumptions.

Net assets acquired are recorded at their fair value and are subject to adjustment upon finalization of the fair value analysis. We are not aware of any information that indicates the final fair value analysis will differ materially from the preliminary estimates.

During 2012, 2011, and 2010, we expensed acquisition-related costs of $9.7 million $11.5 million and $8.2 million, respectively, in general and administrative expense.

Income Taxes

(l)  Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized in the future (Note 16).

We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions on a quarterly basis and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Revenue Recognition

(m)  Revenue Recognition

We primarily recognize revenue when the following four basic criteria have been met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed or determinable and (4) collection is reasonably assured.

The majority of our revenue is derived from product sales. We recognize revenue upon transfer of the title of the products to third-party customers, less a reserve for estimated product returns and allowances. Determination of the reserve for estimated product returns and allowances is based on our management’s analyses and judgments regarding certain conditions. Should future changes in conditions prove management’s conclusions and judgments on previous analyses to be incorrect, revenue recognized for any reporting period could be adversely affected.

For products that include installation, and if the installation meets the criteria to be considered a separate element, product revenue is recognized upon delivery, and installation revenue is recognized when the installation is complete. For sales that include customer-specified acceptance criteria, revenue is recognized after the acceptance criteria have been met. Certain of our products require specialized installation. Revenue for these products is deferred until installation is completed. Revenue from services is deferred and recognized over the contractual period, or as services are rendered and accepted by the customer. When arrangements include multiple elements, we use objective evidence of fair value to allocate revenue to the elements, and recognize revenue when the criteria for revenue recognition have been met for each element, in accordance with authoritative guidance on multiple-element arrangements.

Additionally, we generate services revenue in connection with contracts with health plans (both commercial and governmental) and self-insured employers, whereby we provide clinical expertise through fee-based arrangements. Revenue for fee-based arrangements is recognized over the period in which the services are provided. Some contracts provide that a portion of our fees are at risk if our customers do not achieve certain financial cost savings or we do not achieve certain other clinical and operational metrics, over a period of time, typically one year. Revenue subject to refund is not recognized if (i) sufficient information is not available to calculate performance measurements or (ii) interim performance measurements indicate that we are not meeting performance targets. If either of these two conditions exists, we record the amounts as other current liabilities in the consolidated balance sheet, deferring recognition of the revenue until we establish that we have met the performance criteria. If we do not meet the performance targets at the end of the contractual period, we are obligated under the contract to refund some or all of the at-risk fees.

We also receive license and royalty revenue from agreements with third-party licensees. Revenue from license and royalty agreements is recognized on a straight-line basis over the obligation period of the related license agreements, or at the time when we have no further obligations. License and royalty fees that the licensees calculate based on their sales, which we have the right to audit under most of our agreements, are generally recognized upon receipt of the license or royalty payments unless we are able to reasonably estimate the fees as they are earned. License and royalty fees that are determinable prior to the receipt thereof are recognized in the period they are earned.

Employee Stock-Based Compensation Arrangements

(n)  Employee Stock-Based Compensation Arrangements

We account for share-based payments in accordance with Accounting Standards Codification, or ASC 718, Compensation — Stock Compensation. Compensation expense associated with stock options includes amortization based on the grant-date fair value estimated in accordance with the provisions of ASC 718. In addition, we record expense over the offering period in connection with shares issued under our employee stock purchase plan. Compensation expense for stock-based compensation awards includes an estimate for forfeitures and is recognized over the vesting period of the options using the straight-line method. It is our policy to recognize, through additional paid in capital, the excess or windfall tax benefits on stock option deductions, as those deductions are recognized on tax returns.

Our stock option plans provide for grants of options to employees to purchase common stock at or above the fair market value of such shares on the grant date of the award. The options generally vest over a four-year period, beginning on the date of grant, with a graded vesting schedule of 25% at the end of each of the four years. The fair value of each option grant is estimated on the date of grant primarily using a Black-Scholes option-pricing method. We use historical data to estimate the expected price volatility and the expected forfeiture rate. The contractual term of our stock option awards is ten years. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a remaining term equal to the expected term of the option. We have not made any dividend payments to common shareholders nor do we have plans to pay dividends in the foreseeable future.

Net Loss per Common Share

(o)  Net Loss per Common Share

Net loss per common share is based upon the weighted-average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, convertible preferred stock and convertible notes, if applicable, that are outstanding each year (Note 12).

Other Operating Expenses

(p)  Other Operating Expenses

We expense advertising costs as incurred. In 2012, 2011 and 2010, advertising costs amounted to $22.6 million, $9.9 million and $14.4 million, respectively, and are included in sales and marketing expenses in the accompanying consolidated statements of operations.

Shipping and handling costs are included in cost of net revenue in the accompanying consolidated statements of operations. When we charge our customers for shipping and handling costs, these costs are recorded along with product revenues.

Concentration of Credit Risk, Off-Balance Sheet Risks and Other Risks and Uncertainties

(q)  Concentration of Credit Risk, Off-Balance Sheet Risks and Other Risks and Uncertainties

Financial instruments that potentially subject us to concentration of credit risk primarily consist of cash and cash equivalents and accounts receivable. We invest our excess cash primarily in high quality securities and limit the amount of our credit exposure to any one financial institution. We do not require collateral or other securities to support customer receivables; however, we perform on-going credit evaluations of our customers and maintain allowances for potential credit losses.

At December 31, 2012 and 2011, no individual customer’s accounts receivable balance was in excess of 10% of our aggregate accounts receivable. During 2012, 2011 and 2010, no one customer represented greater than 10% of our net revenue.

We rely on a number of third parties to manufacture certain of our products. If any of our third-party manufacturers cannot, or will not, manufacture our products in the required volumes, on a cost-effective basis, in a timely manner, or at all, we will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on our business and operating results.

Financial Instruments and Fair Value of Financial Instruments

(r)  Financial Instruments and Fair Value of Financial Instruments

Our primary financial instruments at December 31, 2012 and 2011 consisted of cash equivalents, restricted cash, marketable securities, accounts receivable, accounts payable and debt. We apply fair value measurement accounting to value our financial assets and liabilities. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value.

Described below are the three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices in active markets for identical assets or liabilities.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Software for Internal Use and for Resale

(s)  Software for Internal Use and for Resale

We may capitalize certain costs associated with the development of internal-use software, including direct materials and services. Capitalized software is amortized on a straight-line basis over its estimated useful life and is included in computer software and equipment within property, plant and equipment.

We also develop software for resale or lease to external parties and expense the costs of developing software for resale or lease incurred before establishment of technological feasibility of the underlying software. The costs incurred from establishment of technological feasibility until general release of the software are capitalized, and the capitalized software is amortized over its estimated useful life. Capitalized software for resale or lease is included in computer software and equipment within property, plant and equipment.

Research and Development

(t)  Research and Development

Our research and development programs focus on the development of cardiology, infectious disease, toxicology, diabetes, oncology and women’s health products together with health information technologies that will facilitate connectivity and information and data management solutions. Research and development costs are expensed as incurred. Payments received from external parties to fund our research and development activities reduce the recorded research and development expenses.

Leases

(u)  Leases

We lease certain facilities and equipment from external parties under operating leases. Rent expense related to operating leases is recorded in the income statement as incurred. We also lease machinery, laboratory equipment, tooling and other equipment under capital leases. In determining whether a lease is a capital or an operating lease, we estimate the expected term of the lease, which includes certain renewable options as required by lease accounting guidance. Rent deferrals, landlord incentives and rent escalations are included in calculation of minimum lease payments when performing the capital lease tests and when calculating the rent expense for operating leases.

Leased property, plant and equipment that meet the capital lease criteria are capitalized at the lower of the present value of the minimum lease payments or the fair value of the underlying asset at the inception date of the lease. Assets under capital leases are depreciated on a straight-line basis over the lease term.

Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the remainder of the expected term of the lease.

Recent Accounting Pronouncements

(v)  Recent Accounting Pronouncements

Recently Issued Standards

In July 2012, the FASB issued Accounting Standards Update, or ASU, No. 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, or ASU 2012-02. ASU 2012-02 allows an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on our financial position, results of operations, comprehensive income or cash flows.

Recently Adopted Standards

Effective January 1, 2012, we adopted ASU No. 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing for Goodwill Impairment, or ASU 2011-08. ASU 2011-08 allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step impairment test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step impairment test is required; otherwise, no further testing is required. This update does not change the current guidance for testing other indefinite-lived intangible assets for impairment. The adoption of this standard did not have an impact on our financial position, results of operations, comprehensive income or cash flows. Based upon a qualitative assessment, we performed Step 1 of the two-step impairment test on all of our reporting units in 2012.

Effective January 1, 2012, we adopted ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, or ASU 2011-05. ASU 2011-05 (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. This update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments do not affect how the earnings per share amounts are calculated or presented. Effective January 1, 2012, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, or ASU 2011-12. As these accounting standards only require enhanced disclosure, the adoption of these standards did not impact our financial position, results of operations, comprehensive income or cash flows.

Effective January 1, 2012, we adopted ASU No. 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, or ASU 2011-04. ASU 2011-04 provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP.

Other Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2012
Components of Selected Captions in Consolidated Balance Sheets

Components of selected captions in the consolidated balance sheets consist of (in thousands):

	December 31,
	2012	2011
Inventories, net:
Raw materials	$99,498	$92,844
Work-in-process	89,895	72,939
Finished goods	147,728	154,486

	$337,121	$320,269

Property, plant and equipment, net:
Machinery, laboratory equipment and tooling	$416,311	$340,750
Land and buildings	176,214	170,152
Leasehold improvements	45,654	38,767
Computer software and equipment	217,940	174,086
Furniture and fixtures	33,022	28,117

	889,141	751,872
Less: Accumulated depreciation and amortization	(354,672)	(260,667)

	$534,469	$491,205

Accrued expenses and other current liabilities:
Compensation and compensation-related	$93,467	$77,656
Professional fees	12,152	9,171
Interest payable	18,074	27,137
Royalty obligations	26,171	29,085
Deferred revenue	38,188	33,407
Income taxes payable	29,733	50,134
Other taxes payable	23,038	29,245
Acquisition-related obligations	79,286	68,009
Other	91,810	71,729

	$411,919	$395,573

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Aggregate Purchase Price Allocation

A summary of the preliminary fair values of the net assets acquired for the acquisitions consummated in 2012 is as follows (in thousands):

	eScreen	Other	Total
Current assets(1)	$32,530	$13,304	$45,834
Property, plant and equipment	5,806	3,184	8,990
Goodwill	154,923	102,919	257,842
Intangible assets	204,000	121,223	325,223
Other non-current assets	481	221	702

Total assets acquired	397,740	240,851	638,591

Current liabilities	22,805	4,885	27,690
Non-current liabilities	79,945	36,520	116,465

Total liabilities assumed	102,750	41,405	144,155

Net assets acquired	294,990	199,446	494,436
Less:
Contingent consideration	23,600	52,020	75,620

Cash paid	$271,390	$147,426	$418,816

(1)	Includes approximately $4.0 million of acquired cash.

A summary of the aggregate purchase price allocation for the acquisitions consummated in 2011 is as follows (in thousands):

	Avee	Arriva	Axis-Shield	Other	Total
Current assets(1)	$10,197	$4,874	$92,666	$23,542	$131,279
Property, plant and equipment	5,411	524	50,719	11,820	68,474
Goodwill	30,409	58,174	136,182	131,348	356,113
Intangible assets	76,400	27,400	233,370	79,454	416,624
Other non-current assets	—	1,196	18,512	13,009	32,717

Total assets acquired	122,417	92,168	531,449	259,173	1,005,207

Current liabilities	1,927	12,629	44,758	27,623	86,937
Non-current liabilities	—	—	97,842	30,512	128,354

Total liabilities assumed	1,927	12,629	142,600	58,135	215,291

Less:
Fair value of non-controlling interest	—	—	—	2,500	2,500

Net assets acquired	120,490	79,539	388,849	198,538	787,416
Less:
Contingent consideration	—	—	—	48,685	48,685
Fair value of previously-held equity investment	—	—	109,231	3,937	113,168
Fair value of common stock issued	—	15,183	—	1,000	16,183
Loan forgiveness	—	—	—	1,488	1,488
Deferred purchase price consideration	—	—	—	4,170	4,170

Cash paid	$120,490	$64,356	$279,618	$139,258	$603,722

(1)	Includes cash acquired of approximately $23.2 million.

A summary of the aggregate purchase price allocation for the acquisitions consummated in 2010 is as follows (in thousands):

	Immunalysis	Twist	Alere Toxicology	Standard Diagnostics	Other	Total
Current assets(1)	$6,933	$373	$6,044	$51,056	$20,829	$85,235
Property, plant and equipment	1,076	152	3,300	18,580	13,149	36,257
Goodwill	18,234	61,463	53,435	33,798	116,186	283,116
Intangible assets	30,600	15,700	48,400	131,179	57,976	283,855
Other non-current assets	—	—	—	16,426	562	16,988

Total assets acquired	56,843	77,688	111,179	251,039	208,702	705,451

Current liabilities	569	731	1,640	13,389	14,749	31,078
Non-current liabilities	50	6,107	—	32,088	32,024	70,269

Total liabilities assumed	619	6,838	1,640	45,477	46,773	101,347

Net assets acquired	56,224	70,850	109,539	205,562	161,929	604,104
Less:
Contingent consideration	1,200	35,600	—	—	52,908	89,708
Present value of deferred purchase price consideration	—	—	—	—	688	688

Cash paid	$55,024	$35,250	$109,539	$205,562	$108,333	$513,708

(1)	Includes cash acquired of approximately $22.9 million.

Intangible Assets Acquired and their Respective Fair Values and Weighted Average Useful Lives

The following are the intangible assets acquired and their respective fair values and weighted-average useful lives (dollars in thousands):

	eScreen	Other	Total	Weighted- average Useful Life
Core technology and patents	$93,200	$54,903	$148,103	18.7 years
Trademarks and trade names	17,300	2,090	19,390	18.3 years
Customer relationships	79,600	56,885	136,485	18.1 years
Non-competition agreements	—	1,118	1,118	5.1 years
Other	13,900	1,327	15,227	9.2 years
In-process research and development	—	4,900	4,900	N/A

Total intangible assets	$204,000	$121,223	$325,223

The following are the intangible assets acquired and their respective amortizable lives (dollars in thousands):

	Avee	Arriva	Axis-Shield	Other	Total	Weighted- average Useful Life
Core technology and patents	$—	$—	$56,919	$19,740	$76,659	10.1 years
Database	—	—	—	64	64	3.0 years
Trademarks and trade names	1,700	1,000	4,145	7,352	14,197	10.1 years
Customer relationships	71,500	23,000	114,174	35,051	243,725	12.3 years
Non-compete agreements	3,200	3,400	—	1,706	8,306	5.3 years
Software	—	—	—	7,400	7,400	10.9 years
Other	—	—	—	7,767	7,767	15.6 years
In-process research and development	—	—	58,132	374	58,506	N/A

Total intangible assets	$76,400	$27,400	$233,370	$79,454	$416,624

The following are the intangible assets acquired and their respective amortizable lives (dollars in thousands):

	Immunalysis	Twist	Alere Toxicology	Standard Diagnostics	Other	Total	Weighted- average Useful Life
Core technology and patents	$8,800	$8,600	$13,300	$62,135	$14,050	$106,885	12.4 years
Quality systems	—	—	—	—	153	153	5 years
Database	—	—	—	—	654	654	3 years
Trademarks and trade names	800	—	—	9,350	1,504	11,654	6.3 years
License agreements	—	—	—	—	459	459	5 years
Customer relationships	19,900	—	35,100	45,754	24,578	125,332	14.3 years
Non-compete agreements	300	—	—	255	2,095	2,650	4.2 years
Software	—	—	—	—	5,000	5,000	7 years
Distribution agreement	800	—	—	—	—	800	14 years
Manufacturing know-how	—	—	—	—	3,683	3,683	10.5 years
In-process research and development	—	7,100	—	13,685	5,800	26,585	N/A

Total intangible assets	$30,600	$15,700	$48,400	$131,179	$57,976	$283,855

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Goodwill and Other Intangible Assets

The following is a summary of goodwill and other intangible assets as of December 31, 2012 (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Value	Weighted- average Useful Life
Amortized intangible assets:
Core technology and patents	$941,940	$326,044	$615,896	14.12 years

Other intangible assets:
Supplier relationships	18,629	15,862	2,767	9.25 years
Trademarks and trade names	252,028	116,571	135,457	10.30 years
License agreements	17,507	11,126	6,381	4.47 years
Customer relationships	1,910,752	930,542	980,210	15.76 years
Manufacturing know-how	15,332	9,607	5,725	12.21 years
Other	199,880	112,091	87,789	7.41 years

Total other intangible assets	2,414,128	1,195,799	1,218,329

Total intangible assets with finite lives	$3,356,068	$1,521,843	$1,834,225

Intangible assets with indefinite lives:
Goodwill	$4,438,374	$1,389,969	$3,048,405
Other intangible assets(1)	62,935	26,484	36,451

Total intangible assets with indefinite lives	$4,501,309	$1,416,453	$3,084,856

(1)	Primarily includes an in-process research and development asset recorded in connection with certain acquisitions.

The following is a summary of goodwill and other intangible assets as of December 31, 2011 (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Value	Weighted- average Useful Life
Amortized intangible assets:
Core technology and patents	$756,835	$253,266	$503,569	13.16 years

Other intangible assets:
Supplier relationships	18,652	14,709	3,943	9.19 years
Trademarks and trade names	232,938	86,932	146,006	9.73 years
License agreements	17,429	10,714	6,715	4.47 years
Customer relationships	1,753,985	717,826	1,036,159	15.55 years
Manufacturing know-how	10,996	6,139	4,857	12.70 years
Other	168,005	83,329	84,676	7.90 years

Total other intangible assets	2,202,005	919,649	1,282,356

Total intangible assets with finite lives	$2,958,840	$1,172,915	$1,785,925

Intangible assets with indefinite lives:
Goodwill	$4,211,240	$1,389,969	$2,821,271
Other intangible assets(1)	76,686	7,140	69,546

Total intangible assets with indefinite lives	$4,287,926	$1,397,109	$2,890,817

(1)	Primarily includes an in-process research and development asset recorded in connection with certain acquisitions.

Summary of Estimated Amortization Expense of Intangible Assets

The following is a summary of estimated aggregate amortization expense of intangible assets for each of the five succeeding fiscal years as of December 31, 2012 (in thousands):

2013	$299,473
2014	$256,907
2015	$232,489
2016	$204,639
2017	$163,382

Summary of Goodwill Amounts Allocated to Reporting Units

Goodwill amounts for our professional diagnostics, health information solutions and consumer diagnostics reporting units are summarized as follows (in thousands):

	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Total
Goodwill at December 31, 2010	$2,326,114	$452,962	$52,224	$2,831,300
Acquisitions(1)	352,986	31,043	—	384,029
Goodwill impairment charge(2)	—	(383,612)	—	(383,612)
Other(3)	(9,499)	(634)	(313)	(10,446)

Goodwill at December 31, 2011	$2,669,601	$99,759	$51,911	$2,821,271
Acquisitions(1)	222,306	24,604	—	246,910
Fair value of non-controlling interest(4)	(36,040)	—	—	(36,040)
Other(3)	10,370	680	5,214	16,264

Goodwill at December 31, 2012	$2,866,237	$125,043	$57,125	$3,048,405

(1)	Includes initial purchase price allocation, purchase accounting adjustments recorded to the acquired entities’ opening balance sheet and additional payments made for earn-outs and milestones achieved.

(2)	We recorded a goodwill impairment charge of approximately $383.6 million during 2011 related to our health information solutions business segment and reporting unit. Any further reduction or impairment of the value of goodwill or other intangible assets will result in additional charges against earnings, which could materially reduce our reported results of operations in future periods.

(3)	These amounts relate primarily to adjustments resulting from fluctuations in foreign currency exchange rates.

(4)	This is the correction of a prior period balance sheet classification error which we do not believe is material to our 2011 or 2012 annual financial statements, or any previously reported quarterly financial statements, and represents the fair value of the non-controlling interest as of December 31, 2011 related to our acquisition of Axis-Shield.

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt Balances Outstanding

We had the following long-term debt balances outstanding (in thousands):

	December 31, 2012	December 31, 2011
A term loans(1)(2)	$878,438	$917,188
B term loans(1)	913,438	922,688
Incremental B-1 term loans(1)	247,500	250,000
Incremental B-2 term loans(1)	196,739	—
Revolving line of credit(1)	22,500	—
7.25% Senior notes	450,000	—
7.875% Senior notes	1,809	245,621
9% Senior subordinated notes	392,933	391,233
8.625% Senior subordinated notes	400,000	400,000
3% Convertible senior subordinated notes	150,000	150,000
Other lines of credit	31,957	19,603
Other	3,593	32,210

	3,688,907	3,328,543
Less: Current portion	(60,232)	(61,092)

	$3,628,675	$3,267,451

(1)	Incurred under our secured credit facility.

(2)	Includes “A” term loans and “Delayed Draw” term loans under our secured credit facility.

Long Term Debt Interest Expense

In connection with our significant long-term debt issuances, we recorded interest expense, including amortization and write-offs of deferred financing costs and original issue discounts, in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively, as follows (in thousands):

	2012		2011		2010
Secured credit facility(1)	$104,916		$41,478		$—
Former secured credit facility(2)	—		53,841	(3)	60,594
7.25% Senior notes	1,994		—		—
7.875% Senior notes	44,994	(4)	22,291		21,300
9% Senior subordinated notes	41,474		40,248		38,337
8.625% Senior subordinated notes	37,096		36,437		9,892
3% Convertible senior subordinated notes	4,984		4,988		4,986

	$235,458		$199,283		$135,109

(1)	Includes “A” term loans, including the “Delayed-Draw” term loans; “B” term loans; “Incremental B-1” term loans; “Incremental B-2” term loans; and revolving line-of-credit loans. The amount includes $5.0 million and $2.9 million in 2012 and 2011, respectively, related to the amortization of fees paid for certain debt modifications.

(2)	Consists of loans under our former First Lien Credit Agreement and Second Lien Credit Agreement.

(3)	Amount includes approximately $29.7 million recorded in connection with the termination of our former secured credit facility and related interest rate swap agreement, coupled with the amortization of fees paid for certain debt modifications.

(4)	Amount includes approximately $23.2 million loss recorded in connection with the repurchase of substantially all of our 7.875% senior notes. Included in the $23.2 million is a $12.3 million make-whole payment which has been classified within cash flow from financing activities in our consolidated statement of cash flows.

Summary of Maturities of Long Term Debt Outstanding

The following is a summary of the maturities of long-term debt outstanding on December 31, 2012 (in thousands):

2013	$60,232
2014	48,745
2015	49,304
2016	1,380,335
2017	1,304,904
Thereafter	854,251

3,697,771
Less: Original issue discounts	(8,864)

$3,688,907

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Assets and Liabilities Measured on Recurring Basis, Valuation Techniques

The following tables present information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Marketable securities	$904	$904	$—	$—

Total assets	$904	$904	$—	$—

Liabilities:
Contingent consideration obligations(1)	$176,172	$—	$—	$176,172

Total liabilities	$176,172	$—	$—	$176,172

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Marketable securities	$3,340	$3,340	$—	$—

Total assets	$3,340	$3,340	$—	$—

Liabilities:
Contingent consideration obligations(1)	$140,047	$—	$—	$140,047
Foreign exchange forward contracts(2)	447	—	447	—

Total liabilities	$140,494	$—	$447	$140,047

(1)	We determine the fair value of the contingent consideration obligations based on a probability-weighted approach derived from earn-out criteria estimates and a probability assessment with respect to the likelihood of achieving the various earn-out criteria. The measurement is based upon significant inputs not observable in the market. Significant increases or decreases in any of these inputs could result in a significantly higher or lower fair value measurement. Changes in the fair value of these contingent consideration obligations are recorded as income or expense within operating income in our consolidated statements of operations. See Note 11 for additional information on the valuation of our contingent consideration obligations.

(2)	The fair value of the foreign exchange forward contracts was measured using readily observable market inputs, such as quotations on forward foreign exchange points and foreign interest rates.

Changes in Fair Value of Contingent Consideration Obligations

Changes in the fair value of our Level 3 contingent consideration obligations during the year ended December 31, 2012 were as follows (in thousands):

Fair value of contingent consideration obligations, January 1, 2012	$140,047
Acquisition date fair value of contingent consideration obligations recorded	75,620
Foreign currency adjustments	395
Payments	(33,211)
Present value accretion	19,230
Adjustments, net (income) expense	(25,909)

Fair value of contingent consideration obligations, December 31, 2012	$176,172

Capital Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments with Present Value

The following is a schedule of the future minimum lease payments under capital leases, together with the present value of such payments as of December 31, 2012 (in thousands):

2013	$6,683
2014	5,096
2015	4,332
2016	1,944
2017	838
Thereafter	708

Total future minimum lease payments	19,601
Less: Imputed interest	—

Present value of future minimum lease payments	19,601
Less: Current portion	(6,684)

$12,917

Capitalized Amounts of Building, Machinery and Equipment and Computer Equipment

At December 31, 2012, the capitalized amounts of the building, machinery and equipment and computer equipment under capital leases were as follows (in thousands):

Machinery, laboratory equipment and tooling	$33,096
Computer equipment	633
Furniture and fixtures	210
Vehicles	39
Leasehold improvements	—

33,978
Less: Accumulated amortization	(4,351)

$29,627

Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized

Changes in benefit obligations, plan assets, funded status and amounts recognized on the accompanying balance sheet as of and for the years ended December 31, 2012 and 2011, for our Defined Benefit Plan were as follows (in thousands):

	2012	2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$14,966	$14,391
Interest cost	742	773
Actuarial loss	2,211	274
Benefits paid	(417)	(260)
Foreign exchange impact	838	(212)

Benefit obligation at end of year	$18,340	$14,966

Change in plan assets
Fair value of plan assets at beginning of year	$11,272	$10,855
Actual return on plan assets	1,634	(90)
Employer contribution	916	927
Benefits paid	(417)	(260)
Foreign exchange impact	638	(160)

Fair value of plan assets at end of year	$14,043	$11,272

Funded status	$(4,297)	$(3,694)

Accumulated benefit obligation	$18,340	$14,966

Amounts Recognized in Other Comprehensive Income (Loss)

The following represents the amounts recognized in other comprehensive income (loss) for the year ended December 31, 2012:

Amortization of net loss	(114)
Amortization of prior service cost	(422)
New actuarial gains	1,212
Foreign exchange impact	419

Total	$1,095

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) for the years ending December 31, 2012 and 2011 are as follows:

	2012	2011
Net actuarial loss	$4,098	$2,825
Prior service costs	4,754	4,932

Net amount recognized	$8,852	$7,757

Weighted-Average Actuarial Assumptions

The following table provides the weighted-average actuarial assumptions:

	2012	2011
Assumptions used to determine benefit obligations(1):
Discount rate	4.30%	4.90%
Rate of compensation increase	3.65%	3.75%
Assumptions used to determine net periodic benefit cost(2):
Discount rate	4.90%	5.30%
Expected long-term return on plan assets	5.40%	6.40%
Rate of compensation increase	3.75%	4.15%

(1)	The actuarial assumptions used to compute the unfunded status for the plan are based upon information available as of December 31, 2012 and 2011.

(2)	The actuarial assumptions used to compute the net periodic pension benefit cost are based upon the information available as of the beginning of the presented year.

Net Periodic Benefit Cost

The annual cost of the Defined Benefit Plan is as follows (in thousands):

	2012	2011	2010
Interest cost	$742	$773	$717
Expected return on plan assets	(636)	(731)	(597)
Amortization of net loss	114	32	20
Amortization of prior service cost	422	427	—
Curtailment loss (gain)	—	—	—

Net periodic benefit cost	$642	$501	$140

Fair Values of Pension Plan Assets

The fair values of our pension plan assets at December 31, 2012 and 2011 by asset category are presented in the following table (Level 2 in the fair value hierarchy).

	Plan Assets at December 31,
Asset Category	2012	2011
Equity securities:
U.K. equities	$4,807	$3,805
Overseas equities	2,532	1,993
U.S. equities	2,219	1,789
Debt securities — corporate bonds	4,286	3,450
Other — cash	198	235

Total plan assets	$14,042	$11,272

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Balance Sheets and Consolidated Statements of Operations

Derivative Instruments	Balance Sheet Caption	Fair Value at December 31, 2012	Fair Value at December 31, 2011
Foreign currency forward contracts	Accrued expenses and other current liabilities	$—	$447

Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Statements of Operations and in Accumulated Other Comprehensive Loss

Derivative Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized During the Year Ended December 31, 2012	Amount of Loss Recognized During the Year Ended December 31, 2011
Foreign currency forward contracts	Other comprehensive income (loss)	$—	$(1,187)

Total loss	Other comprehensive income (loss)	$—	$(1,187)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Annual Rental Payments Under Operating Leases

We have operating lease commitments for certain of our facilities and equipment that expire on various dates through 2019. The following schedule outlines future minimum annual rental payments under these leases at December 31, 2012 (in thousands):

2013	$43,148
2014	37,350
2015	32,943
2016	30,935
2017	27,449
Thereafter	62,496

$234,321

Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Loss per Common Share

The following tables set forth the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	2012	2011	2010
Basic and diluted net loss per common share:
Numerator:
Loss from continuing operations	$(78,182)	$(133,542)	$(1,028,707)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase	—	23,936	—

Loss available to common stockholders from continuing operations	(99,475)	(131,655)	(1,052,942)
Income from discontinued operations	—	—	11,397

Net loss	$(99,475)	$(131,655)	$(1,041,545)

Denominator:
Weighted-average shares outstanding — basic and diluted	80,587	83,128	84,445

Loss per common share from continuing operations	$(1.23)	$(1.58)	$(12.47)
Income per common share from discontinued operations	—	—	0.14

Net loss per common share	$(1.23)	$(1.58)	$(12.33)

Potential Dilutive Securities Not Included in Calculation of Diluted Net Loss per Common Share

The following potential dilutive securities were not included in the calculation of diluted net loss per common share because the inclusion thereof would be antidilutive (in thousands):

	2012	2011	2010
Denominator:
Options to purchase shares of common stock	10,234	9,446	10,148
Warrants	4	162	242
Conversion shares related to 3% convertible senior subordinated notes	3,411	3,411	3,411
Conversion shares related to subordinated convertible promissory notes	27	27	27
Conversion shares related to Series B convertible preferred stock	10,239	10,239	12,063
Common stock equivalents related to the settlement of deferred purchase price consideration	—	142	306
Common stock equivalents related to the settlement of a contingent consideration obligation	—	—	28

Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	23,915	23,427	26,225

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

The following summarizes all stock option activity during the year ended December 31, 2012 (in thousands, except exercise price):

	Options	Weighted- average Exercise Price
Outstanding at January 1,2012	9,446	$36.84
Granted	2,314	$31.84
Exercised	(297)	$18.79
Canceled/expired/forfeited.	(813)	$33.80

Outstanding at December 31, 2012	10,650	$36.51

Exercisable at December 31, 2012	6,760	$38.66

Summary of Warrant Activity

The following is a summary of all warrant activity during the three years ended December 31:

	Number of Shares	Exercise Price	Weighted- average Exercise Price
	(in thousands)
Warrants outstanding and exercisable, December 31, 2009	461	$3.81 - $50.00	$21.09
Exercised	(105)	$3.81 - $29.78	$23.66
Cancelled	(113)	$20.06 - $29.78	$29.62

Warrants outstanding and exercisable, December 31, 2010	243	$13.54 - $50.00	$16.00
Exercised	(81)	$13.54 - $24.00	$19.15

Warrants outstanding and exercisable, December 31, 2011	162	$13.54 - $50.00	$14.44
Exercised	(158)	$13.54	$13.54

Warrants outstanding and exercisable, December 31, 2012	4	$50.00	$50.00

Summary of Additional Information Related to Warrants Outstanding and Exercisable

The following table presents additional information related to warrants outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- average Remaining Contract Life	Weighted- average Exercise Price
	(in thousands)
$50.00	4	3.50	$50.00

	4	3.50	$50.00

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Expense

We recorded stock-based compensation expense in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively, as follows (in thousands):

	2012	2011	2010
Cost of net revenue	$1,063	$1,508	$1,904
Research and development	3,150	3,862	7,087
Sales and marketing	3,464	4,267	4,161
General and administrative	7,988	11,578	16,727

	15,665	21,215	29,879
Benefit for income taxes	(2,660)	(4,560)	(6,203)

Stock-based compensation, net of tax	$13,005	$16,655	$23,676

Fair Value Assumptions for Stock Options on the Date of Grant

The following assumptions were used to estimate the fair value of options granted during the years ended December 31, 2012, 2011 and 2010, using a Black-Scholes option-pricing model:

	2012	2011	2010
Risk-free interest rate	0.83%	1.31%	2.03%
Expected dividend yield	—	—	—
Expected life	5.60 years	5.46 years	5.34 years
Expected volatility	42%	43%	42%

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consisted of the following (in thousands):

	Cumulative Translation Adjustment (Note 2(b))	Pension Liability Adjustment (Note 9(b))	Other(1)	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2009	$12,915	$(5,096)	$(10,273)	$(2,454)
Period change	(210)	(113)	3,467	3,144

Balance at December 31, 2010	12,705	(5,209)	(6,806)	690
Period change	(35,830)	(1,618)	6,488	(30,960)

Balance at December 31, 2011	(23,125)	(6,827)	(318)	(30,270)
Period change	54,642	(756)	258	54,144

Balance at December 31, 2012	$31,517	$(7,583)	$(60)	$23,874

(1)	Other represents unrealized gains (losses) on available-for-sale securities and hedging instruments.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income (Loss) Before Provision (Benefit) for Income Taxes

Income (loss) before provision (benefit) for income taxes consists of the following (in thousands):

Continuing Operations:

	2012	2011	2010
United States	$(158,635)	$(493,073)	$(1,078,981)
Foreign	37,164	327,026	11,195

	$(121,471)	$(166,047)	$(1,067,786)

Discontinued Operations:

	2012	2011	2010
United States	$—	$—	$16,973
Foreign	—	—	1,514

	$—	$—	$18,487

Components of Deferred Tax Assets and Liabilities

The income tax effects of these temporary differences are as follows (in thousands):

	2012	2011
NOL and capital loss carryforwards	$117,091	$161,312
Tax credit carryforwards	54,212	42,806
Nondeductible reserves	17,036	17,084
Nondeductible accruals	34,406	32,272
Difference between book and tax bases of tangible assets	1,059	159
Difference between book and tax bases of intangible assets	23,017	19,417
Deferred revenue	5,686	6,098
All other	30,071	27,113

Gross deferred tax asset	282,578	306,261
Less: Valuation allowance	(68,555)	(51,579)

Total deferred tax assets	214,023	254,682

Deferred tax liabilities:
Difference between book and tax bases of tangible assets	42,835	52,303
Difference between book and tax bases of intangible assets	482,955	468,851
Debt	25,541	47,940
Other	15,525	15,173

Total deferred tax liability	566,856	584,267

Net deferred tax liability	$352,833	$329,585

Reported as:
Deferred tax assets, current portion	$67,722	$42,975
Deferred tax assets, long-term	8,293	10,394
Deferred tax liabilities, current portion	(660)	(2,254)
Deferred tax liabilities, long-term	(428,188)	(380,700)

Net deferred tax liability	$(352,833)	$(329,585)

Components of Our Benefit for Income Taxes

The following table presents the components of our benefit for income taxes (in thousands) for continuing operations:

	2012	2011	2010
Current:
Federal	$11,794	$(1,229)	$(2,350)
State	9,500	4,193	5,285
Foreign	32,955	29,583	41,552

	54,249	32,547	44,487

Deferred:
Federal	(58,292)	(27,109)	(40,154)
State	(15,087)	(23,720)	(12,695)
Foreign	(11,189)	(5,932)	(21,569)

	(84,568)	(56,761)	(74,418)

Total benefit for income taxes	$(30,319)	$(24,214)	$(29,931)

Components of Our Provision for Income Taxes for Discontinued Operations

The following table presents the components of our provision for income taxes (in thousands) for discontinued operations:

	2012	2011	2010
Current:
Federal	$—	$—	$—
State	—	—	(73)
Foreign	—	—	—

	—	—	(73)

Deferred:
Federal	$—	$—	5,644
State	—	—	1,095
Foreign	—	—	424

	—	—	7,163

Total provision for income taxes	$—	$—	$7,090

Reconciliation from U.S. Statutory Tax Rate to Effective Tax Rate

The following table presents a reconciliation from the U.S. statutory tax rate to our effective tax rate:

	2012	2011	2010
Statutory rate	35%	35%	35%
Effect of goodwill impairment charge	—	(75)	(31)
Stock-based compensation	(2)	(2)	—
Rate differential on foreign earnings	(2)	42	—
Research and development	—	1	—
State income taxes, net of federal benefit	3	8	1
Acquisition costs	(2)	(2)	(2)
Contingent consideration	6	4	—
Rate changes	(2)	3	—
Other permanent items	1	3	—
Change in valuation allowance	(9)	(2)	—
Uncertain tax positions	(3)	—	—

Effective tax rate	25%	15%	3%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Amount
Balances as of January 1, 2010	$4,905
Additions for tax positions in current and prior year acquisitions	2,070
Additions for tax positions taken during current year	263
Expiration of statutes of limitations or closure of tax audits	(1,078)

Balances as of December 31, 2010	6,160
Additions for tax positions in current and prior year acquisitions	189
Additions for tax positions taken during current year	5,814
Reductions for tax positions taken during prior years	(26)
Reductions for tax positions in current and prior year acquisitions	(1,922)
Expiration of statutes of limitations or closure of tax audits	(684)

Balance as of December 31, 2011	9,531
Previously recorded tax reserves not included in disclosure	6,236
Additions for tax positions in current and prior year acquisitions	1,852
Additions for tax positions taken during current year	2,922
Reductions for tax positions taken during prior years	(208)
Reductions for tax positions in current and prior year acquisitions	—
Expiration of statutes of limitations or closure of tax audits	(1,328)

Balance as of December 31, 2012	$19,005

Financial Information by Segment (Tables)	12 Months Ended
Dec. 31, 2012
Performance of Our Operating Segments Based on Revenue and Operating Income (Loss)

Segment information for 2012, 2011 and 2010 is as follows (in thousands):

2012	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$2,189,892	$535,422	$93,511	$—	$2,818,825
Operating income (loss)	$243,080	$(73,432)	$12,707	$(73,223)	$109,132
Depreciation and amortization	$355,957	$96,427	$3,455	$1,008	$456,847
Restructuring charge	$11,124	$9,203	$—	$(2)	$20,325
Stock-based compensation	$—	$—	$—	$15,665	$15,665
Assets	$6,214,847	$593,172	$192,748	$67,161	$7,067,928
Expenditures for property, plant and equipment	$100,147	$41,775	$2,823	$1,201	$145,946

2011	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,756,509	$534,514	$95,504	$—	$2,386,527
Operating income (loss)	$248,097	$(439,872)	$10,442	$(71,522)	$(252,855)
Goodwill impairment charge	$—	$383,612	$—	$—	$383,612
Depreciation and amortization	$283,112	$108,383	$5,375	$716	$397,586
Restructuring charge	$13,949	$13,194	$(57)	$1,196	$28,282
Stock-based compensation	$—	$—	$—	$21,215	$21,215
Assets	$5,826,756	$624,305	$199,422	$22,218	$6,672,701
Expenditures for property, plant and equipment	$81,774	$46,850	$2,676	$1,232	$132,532

2010	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,459,492	$598,819	$97,036	$—	$2,155,347
Operating income (loss)	$134,687	$(1,024,809)	$11,310	$(72,277)	$(951,089)
Goodwill impairment charge	$—	$1,006,357	$—	$—	$1,006,357
Depreciation and amortization	$246,080	$120,617	$5,439	$654	$372,790
Restructuring charge	$7,941	$7,249	$77	$—	$15,267
Stock-based compensation	$—	$—	$—	$29,879	$29,879
Assets	$4,913,491	$1,011,183	$207,795	$197,905	$6,330,374
Expenditures for property, plant and equipment	$43,364	$48,410	$4,314	$153	$96,241

Summary of Company's Net Revenue from Professional Diagnostics and Health Information Solutions Reporting Segments by Groups of Similar Products and Services

The following tables summarize our net revenue from the professional diagnostics and health information solutions reporting segments by groups of similar products and services for 2012, 2011 and 2010 (in thousands):

Professional Diagnostics Segment

	2012	2011	2010
Cardiology	$503,534	$518,746	$488,497
Infectious disease	615,950	564,983	437,709
Toxicology	587,261	387,209	300,125
Diabetes	144,441	14,960	—
Other	314,030	250,274	214,387

Net product sales and services revenue	2,165,216	1,736,172	1,440,718
License and royalty revenue	24,676	20,337	18,774

Professional diagnostics net revenue	$2,189,892	$1,756,509	$1,459,492

Health Information Solutions Segment

	2012	2011	2010
Disease and case management	$218,378	$237,938	$281,563
Women’s & children’s health	120,259	114,287	126,910
Wellness	104,634	104,868	103,343
Patient self-testing services	92,151	77,421	87,003

Health information solutions net revenue	$535,422	$534,514	$598,819

Summary of Revenue and Long-lived Tangible Assets by Geographic Area

	2012	2011	2010
Revenue by Geographic Area:
United States	$1,724,704	$1,453,160	$1,380,314
Europe	483,857	396,480	361,810
Elsewhere	610,264	536,887	413,223

	$2,818,825	$2,386,527	$2,155,347

	December 31,
	2012	2011
Long-lived Tangible Assets by Geographic Area:
United States	$295,786	$290,708
United Kingdom	37,928	27,515
China	31,277	29,563
Elsewhere	169,478	143,419

	$534,469	$491,205

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances with SPD within Consolidated Balance Sheets

The following table summarizes our related party balances with SPD within our consolidated balance sheets (in thousands):

Balance Sheet Caption	As of December 31,
	2012	2011
Accounts receivable, net of allowances	$7,317	$8,931
Prepaid expenses and other current assets	$9,161	$9,775
Deferred financing costs, net, and other non-current assets	$14,629	$15,455
Accounts payable	$21,258	$19,273

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Sets Forth Activities in Accounts Receivable Reserve Accounts

The following table sets forth activities in our accounts receivable reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,462	$14,021	$(6,102)	$20,381
Year ended December 31, 2011	$20,381	$23,614	$(19,418)	$24,577
Year ended December 31, 2012	$24,577	$43,731	$(31,912)	$36,396

Sets Forth Activities in Inventory Reserve Accounts

The following table sets forth activities in our inventory reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,632	$6,269	$(6,593)	$12,308
Year ended December 31, 2011	$12,308	$6,144	$(4,843)	$13,609
Year ended December 31, 2012	$13,609	$13,587	$(5,374)	$21,822

Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Charges Associated with Restructuring Plans Recorded in Operating Income

The following table sets forth aggregate restructuring charges recorded in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Statement of Operations Caption	2012	2011	2010
Cost of net revenue	$3,113	$2,915	$3,896
Research and development	1,278	433	488
Sales and marketing	2,504	4,954	1,539
General and administrative	13,430	19,980	9,344

Total operating expenses	20,325	28,282	15,267
Interest expense, including amortization of original issue discounts and deferred financing costs	277	280	348
Other income, net	—	—	(3,494)
Equity earnings of unconsolidated entities, net of tax	—	580	3,009

Total charges	$20,602	$29,142	$15,130

Restructuring Activities Related to Restructuring Plans

The following table summarizes the restructuring activities related to our 2012 restructuring plans for the year ended December 31, 2012 (in thousands):

	Professional Diagnostics	Health Information Solutions	Total
Severance-related costs	$4,732	$3,045	$7,777
Facility and transition costs	119	1,234	1,353
Other exit costs	—	15	15

Cash charges	4,851	4,294	9,145
Fixed asset and inventory impairments	304	2,689	2,993
Intangible asset impairments	—	2,988	2,988
Other non-cash charges	—	(31)	(31)

Total charges	$5,155	$9,940	$15,095

	Professional Diagnostics
	2012	2011	Since Inception
Severance-related costs	$3,161	$12,047	$15,208
Facility and transition costs	1,599	361	1,960

Cash charges	4,760	12,408	17,168
Fixed asset and inventory impairments	704	659	1,363

Total charges	$5,464	$13,067	$18,531

	Health Information Solutions
	2012	2011	Since Inception
Severance-related costs	$—	$2,254	$2,254
Facility and transition costs	(723)	6,341	5,618
Other exit costs	78	94	172

Cash charges	(645)	8,689	8,044
Fixed asset and inventory impairments	85	864	949
Intangible asset impairments	—	2,935	2,935
Other non-cash charges	—	761	761

Total charges	$(560)	$13,249	$12,689

	Corporate and Other
	2012	2011	Since Inception
Severance-related costs	$(3)	$1,193	$1,190

Cash charges	(3)	1,193	1,190
Fixed asset and inventory impairments	—	3	3

Total charges	$(3)	$1,196	$1,193

	Professional Diagnostics
	2012	2011	2010	Since Inception
Severance-related costs	$—	$74	$2,406	$2,480
Facility and transition costs	—	174	812	986
Other exit costs	—	—	10	10

Cash charges	—	248	3,228	3,476
Fixed asset and inventory impairments	—	—	126	126

Total charges	$—	$248	$3,354	$3,602

	Health Information Solutions
	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$4,647	$4,647
Facility and transition costs (recoveries)	(84)	40	2,436	2,392
Other exit costs	52	98	190	340

Cash charges (recoveries)	(32)	138	7,273	7,379
Fixed asset and inventory impairments	—	—	165	165

Total charges (recoveries)	$(32)	$138	$7,438	$7,544

	2012	2011	2010	Since Inception
Severance-related costs (recoveries)	$(16)	$(74)	$154	$3,364
Facility and transition costs (recoveries)	(32)	577	1,644	4,180
Other exit costs (recoveries)	—	—	(3,443)	3,842

Cash charges (recoveries)	(48)	503	(1,645)	11,386
Fixed asset and inventory impairments (recoveries)	—	(125)	399	5,796

Total charges (recoveries)	$(48)	$378	$(1,246)	$17,182

	2011	2010	Since Inception
Severance-related costs	$30	$747	$5,797
Facility and transition costs	479	2,364	5,396
Other exit costs	—	145	283

Cash charges	509	3,256	11,476
Fixed asset and inventory impairments (recoveries)	71	(247)	4,635

Total charges included in equity earnings of unconsolidated entities, net of tax	$580	$3,009	$16,111

	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$158	$4,505
Facility and transition costs	554	198	1,358	5,267
Other exit costs	132	88	97	698

Cash charges	686	286	1,613	10,470
Fixed asset and inventory impairments	—	—	912	5,011

Total charges	$686	$286	$2,525	$15,481

Cash Activity for Restructuring Reserves

The following table summarizes our restructuring reserves related to the plans described above, of which $5.0 million is included in accrued expenses and other current liabilities and $1.2 million is included in other long-term liabilities on our consolidated balance sheets (in thousands):

	Severance- related Costs	Facility and Transition Costs	Other Exit Costs	Total
Balance, December 31, 2009	$8,426	$3,630	$6,850	$18,906
Cash charges (recoveries)	7,408	6,257	(3,146)	10,519
Cash charges borne by SPD(1)	1,494	4,728	290	6,512
Payments	(14,995)	(10,183)	(380)	(25,558)
Currency adjustments	(346)	(174)	(156)	(676)

Balance, December 31, 2010	1,987	4,258	3,458	9,703
Cash charges	15,494	7,691	280	23,465
Cash charges borne by SPD(1)	60	958	—	1,018
Payments	(13,923)	(7,592)	(3,133)	(24,648)
Currency adjustments	(238)	(100)	(12)	(350)

Balance, December 31, 2011	3,380	5,215	593	9,188
Cash charges	10,919	2,667	277	13,863
Payments	(11,118)	(5,469)	(248)	(16,835)
Currency adjustments	(14)	16	—	2

Balance, December 31, 2012	$3,167	$2,429	$622	$6,218

(1)	Amounts represent 100% of the charges borne by SPD.

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information for P&G Joint Venture and Techlab on Combined Condensed Results of Operations

Summarized financial information for the P&G joint venture and TechLab on a combined basis is as follows (in thousands):

Combined condensed results of operations:

	For The Years Ended December 31,
	2012	2011	2010
Net revenue	$212,955	$232,857	$224,193

Gross profit	$139,694	$146,466	$142,159

Net income after taxes	$26,056	$15,922	$20,913

Financial Information for P&G Joint Venture and Techlab on Combined Condensed Balance Sheets

Combined condensed balance sheets:

	As of December 31,
	2012	2011
Current assets	$79,842	$84,376
Non-current assets	38,991	37,659

Total assets	$118,833	$122,035

Current liabilities	$45,084	$49,453
Non-current liabilities	6,791	6,326

Total liabilities	$51,875	$55,779

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Supplements Businesses Information Segregated from Continuing Operations

The following summarized financial information related to the vitamins and nutritional supplements businesses has been segregated from continuing operations and reported as discontinued operations through the date of disposition (in thousands).

For The Year Ended December 31, 2010
Net revenue	$4,362
Income from discontinued operations before income taxes	$18,487
Provision for income taxes	$7,090
Net income from discontinued operations	$11,397

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Common Stock in Connection with Certain Acquisitions

During 2011, we issued shares of our common stock in connection with certain acquisitions (dollars in thousands):

	Date of Acquisition	Common Stock Issued
Company Acquired		Number of Shares	Fair Value of Shares
Arriva Medical LLC	November 23, 2011	806,452	$15,183
Pregnancy.org, LLC	January 28, 2011	25,463	$1,000

Common Stock in Connection with Settlement of an Acquisition-Related Contingent Consideration Obligation

During 2012, we issued shares of our common stock in connection with the settlement of an acquisition-related contingent consideration obligation (dollars in thousands):

	Common Stock Issued
Contingent Consideration Obligation	Number of Shares	Fair Value of Shares
Mologic	66,666	$1,243

Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Consolidating Statement of Operations

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$869,245	$1,188,363	$(143,877)	$1,913,731
Services revenue	—	810,362	66,156	—	876,518

Net product sales and services revenue	—	1,679,607	1,254,519	(143,877)	2,790,249
License and royalty revenue	—	18,848	17,958	(8,230)	28,576

Net revenue	—	1,698,455	1,272,477	(152,107)	2,818,825

Cost of net product sales	6,040	419,815	640,791	(134,496)	932,150
Cost of services revenue	—	426,291	30,767	(6,059)	450,999

Cost of net product sales and services revenue	6,040	846,106	671,558	(140,555)	1,383,149
Cost of license and royalty revenue	—	28	15,555	(8,229)	7,354

Cost of net revenue	6,040	846,134	687,113	(148,784)	1,390,503

Gross profit (loss)	(6,040)	852,321	585,364	(3,323)	1,428,322

Operating expenses:
Research and development	24,593	70,478	87,930	—	183,001
Sales and marketing	4,414	345,717	293,292	—	643,423
General and administrative	52,079	250,784	189,903	—	492,766

Operating income (loss)	(87,126)	185,342	14,239	(3,323)	109,132
Interest expense, including amortization of original issue discounts and deferred financing costs	(236,320)	(39,574)	(13,080)	48,414	(240,560)
Other income (expense), net	(16,655)	40,479	34,547	(48,414)	9,957

Income (loss) before provision (benefit) for income taxes	(340,101)	186,247	35,706	(3,323)	(121,471)
Provision (benefit) for income taxes	(111,595)	57,688	24,543	(955)	(30,319)

Income (loss) before equity earnings of unconsolidated entities, net of tax	(228,506)	128,559	11,163	(2,368)	(91,152)
Equity in earnings of subsidiaries, net of tax	148,394	(1,574)	—	(146,820)	—
Equity earnings of unconsolidated entities, net of tax	2,205	—	10,952	88	13,245

Net income (loss)	(77,907)	126,985	22,115	(149,100)	(77,907)
Less: Net income attributable to non-controlling interests	—	—	275	—	275

Net income (loss) attributable to Alere Inc. and Subsidiaries	(77,907)	126,985	21,840	(149,100)	(78,182)
Preferred stock dividends	(21,293)	—	—	—	(21,293)

Net income (loss) available to common stockholders	$(99,200)	$126,985	$21,840	$(149,100)	$(99,475)

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$900,853	$910,100	$(127,821)	$1,683,132
Services revenue	—	613,310	66,612	—	679,922

Net product sales and services revenue	—	1,514,163	976,712	(127,821)	2,363,054
License and royalty revenue	—	10,280	19,152	(5,959)	23,473

Net revenue	—	1,524,443	995,864	(133,780)	2,386,527

Cost of net product sales	3,651	410,903	510,550	(129,680)	795,424
Cost of services revenue	—	312,098	26,134	—	338,232

Cost of net product sales and services revenue	3,651	723,001	536,684	(129,680)	1,133,656
Cost of license and royalty revenue	—	3	12,992	(5,959)	7,036

Cost of net revenue	3,651	723,004	549,676	(135,639)	1,140,692

Gross profit (loss)	(3,651)	801,439	446,188	1,859	1,245,835
Operating expenses:
Research and development	20,182	69,292	60,691	—	150,165
Sales and marketing	4,091	336,297	225,195	—	565,583
General and administrative	48,891	228,871	121,568	—	399,330
Goodwill impairment charge	—	383,612	—	—	383,612

Operating income (loss)	(76,815)	(216,633)	38,734	1,859	(252,855)
Interest expense, including amortization of original issue discounts and deferred financing costs	(156,948)	(100,636)	(8,734)	62,347	(203,971)
Other income (expense), net	(8,813)	54,186	18,857	(62,347)	1,883
Gain on sale of joint venture interest	16,309	—	272,587	—	288,896

Income (loss) from continuing operations before provision (benefit) for income taxes	(226,267)	(263,083)	321,444	1,859	(166,047)
Provision (benefit) for income taxes	(67,482)	20,402	24,822	(1,956)	(24,214)

Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(158,785)	(283,485)	296,622	3,815	(141,833)
Equity in earnings of subsidiaries, net of tax	23,524	1,530	—	(25,054)	—
Equity earnings of unconsolidated entities, net of tax	1,952	—	6,503	69	8,524

Net income (loss)	(133,309)	(281,955)	303,125	(21,170)	(133,309)
Less: Net income attributable to non-controlling interests	—	—	233	—	233

Net income (loss) attributable to Alere Inc. and Subsidiaries	(133,309)	(281,955)	302,892	(21,170)	(133,542)
Preferred stock dividends	(22,049)	—	—	—	(22,049)
Preferred stock repurchase	23,936	—	—	—	23,936

Net income (loss) available to common stockholders	$(131,422)	$(281,955)	$302,892	$(21,170)	$(131,655)

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$843,542	$740,371	$(111,510)	$1,472,403
Services revenue	—	608,482	53,703	—	662,185

Net product sales and services revenue	—	1,452,024	794,074	(111,510)	2,134,588
License and royalty revenue	—	10,003	16,167	(5,411)	20,759

Net revenue	—	1,462,027	810,241	(116,921)	2,155,347

Cost of net product sales	166	396,325	403,098	(111,264)	688,325
Cost of services revenue	—	304,270	21,016	—	325,286

Cost of net product sales and services revenue	166	700,595	424,114	(111,264)	1,013,611
Cost of license and royalty revenue	—	66	12,494	(5,411)	7,149

Cost of net revenue	166	700,661	436,608	(116,675)	1,020,760

Gross profit (loss)	(166)	761,366	373,633	(246)	1,134,587
Operating expenses:
Research and development	20,936	68,862	43,480	—	133,278
Sales and marketing	3,001	316,884	179,239	—	499,124
General and administrative	46,982	234,307	165,628	—	446,917
Goodwill impairment charge	—	1,006,357	—	—	1,006,357

Operating loss	(71,085)	(865,044)	(14,714)	(246)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(76,179)	(135,312)	(10,430)	82,486	(139,435)
Other income (expense), net	10,304	69,938	24,982	(82,486)	22,738

Loss from continuing operations before provision (benefit) for income taxes	(136,960)	(930,418)	(162)	(246)	(1,067,786)
Provision (benefit) for income taxes	(58,592)	9,059	19,602	—	(29,931)

Loss from continuing operations before equity earnings of unconsolidated entities, net of tax	(78,368)	(939,477)	(19,764)	(246)	(1,037,855)
Equity in earnings of subsidiaries, net of tax	(940,121)	—	—	940,121	—
Equity earnings (losses) of unconsolidated entities, net of tax	2,023	—	8,680	(137)	10,566

Income (loss) from continuing operations	(1,016,466)	(939,477)	(11,084)	939,738	(1,027,289)
Income from discontinued operations, net of tax	574	9,727	1,096	—	11,397

Net income (loss)	(1,015,892)	(929,750)	(9,988)	939,738	(1,015,892)
Less: Net income attributable to non-controlling interests	—	—	1,418	—	1,418

Net income (loss) attributable to Alere Inc. and Subsidiaries	(1,015,892)	(929,750)	(11,406)	939,738	(1,017,310)
Preferred stock dividends	(24,235)	—	—	—	(24,235)

Net income (loss) available to common stockholders	$(1,040,127)	$(929,750)	$(11,406)	$939,738	$(1,041,545)

Consolidating Statement of Comprehensive Income (Loss)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(77,907)	$126,985	$22,115	$(149,100)	$(77,907)

Other comprehensive income, before tax:
Changes in cumulative translation adjustment	(834)	(302)	53,654	2,124	54,642
Unrealized gains (losses) on available for sale securities	(221)	5	—	—	(216)
Unrealized gains on hedging instruments	16	—	372	—	388
Minimum pension liability adjustment	—	—	(1,042)	—	(1,042)

Other comprehensive income (loss), before tax	(1,039)	(297)	52,984	2,124	53,772
Income tax benefit related to items of other comprehensive income (loss)	(86)	—	(286)	—	(372)

Other comprehensive income (loss), net of tax	(953)	(297)	53,270	2,124	54,144

Comprehensive income (loss)	(78,860)	126,688	75,385	(146,976)	(23,763)
Less: Comprehensive income attributable to non-controlling interests	—	—	275	—	275

Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$(78,860)	$126,688	$75,110	$(146,976)	$(24,038)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(133,309)	$(281,955)	$303,125	$(21,170)	$(133,309)

Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(417)	342	(37,825)	2,070	(35,830)
Unrealized losses on available for sale securities	(33)	12	(450)	—	(471)
Unrealized gains (losses) on hedging instruments	11,952	—	(448)	—	11,504
Minimum pension liability adjustment	—	—	(3,070)	—	(3,070)

Other comprehensive income (loss), before tax	11,502	354	(41,793)	2,070	(27,867)
Income tax provision (benefit) related to items of other comprehensive income (loss)	4,650	—	(1,557)	—	3,093

Other comprehensive income (loss), net of tax	6,852	354	(40,236)	2,070	(30,960)

Comprehensive income (loss)	(126,457)	(281,601)	262,889	(19,100)	(164,269)
Less: Comprehensive income attributable to non-controlling interests	—	—	233	—	233

Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$(126,457)	$(281,601)	$262,656	$(19,100)	$(164,502)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(1,015,892)	$(929,750)	$(9,988)	$939,738	$(1,015,892)

Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(1,553)	(160)	3,632	(2,129)	(210)
Unrealized gains on available for sale securities	804	—	347	—	1,151
Unrealized gains on hedging instruments	3,965	—	—	—	3,965
Minimum pension liability adjustment	—	—	(113)	—	(113)

Other comprehensive income (loss), before tax	3,216	(160)	3,866	(2,129)	4,793
Income tax provision related to items of other comprehensive income (loss)	1,649	—	—	—	1,649

Other comprehensive income (loss), net of tax	1,567	(160)	3,866	(2,129)	3,144

Comprehensive loss	(1,014,325)	(929,910)	(6,122)	937,609	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	—	—	1,418	—	1,418

Comprehensive loss attributable to Alere Inc. and Subsidiaries	$(1,014,325)	$(929,910)	$(7,540)	$937,609	$(1,014,166)

Consolidating Balance Sheet

CONSOLIDATING BALANCE SHEET

December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$3,623	$67,449	$257,274	$—	$328,346
Restricted cash	—	1,680	1,396	—	3,076
Marketable securities	—	787	117	—	904
Accounts receivable, net of allowances	—	241,050	283,282	—	524,332
Inventories, net	—	142,413	203,230	(8,522)	337,121
Deferred tax assets	12,193	39,601	13,138	2,790	67,722
Prepaid expenses and other current assets	(20,636)	99,271	66,634	(33)	145,236
Intercompany receivables	298,812	1,254,727	55,847	(1,609,386)	—

Total current assets	293,992	1,846,978	880,918	(1,615,151)	1,406,737
Property, plant and equipment, net	2,679	293,260	239,082	(552)	534,469
Goodwill	—	1,820,438	1,227,967	—	3,048,405
Other intangible assets with indefinite lives	—	14,600	21,851	—	36,451
Finite-lived intangible assets, net	24,701	1,132,656	676,868	—	1,834,225
Deferred financing costs, net and other
non-current assets	78,522	10,341	20,065	(71)	108,857
Investments in subsidiaries	4,114,478	358,088	(67,799)	(4,404,767)	—
Investments in unconsolidated entities	33,979	—	56,512	—	90,491
Deferred tax assets	—	782	7,511	—	8,293
Intercompany notes receivable	1,724,650	722,552	1,278	(2,448,480)	—

Total assets	$6,273,001	$6,199,695	$3,064,253	$(8,469,021)	$7,067,928

LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$45,000	$349	$14,883	$—	$60,232
Current portion of capital lease obligations	—	3,209	3,475	—	6,684
Accounts payable	7,993	76,256	85,725	—	169,974
Accrued expenses and other current liabilities	(388,830)	586,116	214,659	(26)	411,919
Intercompany payables	557,578	806,507	245,300	(1,609,385)	—

Total current liabilities	221,741	1,472,437	564,042	(1,609,411)	648,809

Long-term liabilities:
Long-term debt, net of current portion	3,617,068	374	11,233	—	3,628,675
Capital lease obligations, net of current portion	—	5,412	7,505	—	12,917
Deferred tax liabilities	(5,329)	333,388	100,216	(87)	428,188
Other long-term liabilities	17,678	72,890	76,138	(71)	166,635
Intercompany notes payables	241,421	1,630,376	576,684	(2,448,481)	—

Total long-term liabilities	3,870,838	2,042,440	771,776	(2,448,639)	4,236,415

Stockholders’ equity	2,180,422	2,684,818	1,726,153	(4,410,971)	2,180,422
Non- controlling interests	—	—	2,282	—	2,282

Total equity	2,180,422	2,684,818	1,728,435	(4,410,971)	2,182,704

Total liabilities and equity	$6,273,001	$6,199,695	$3,064,253	$(8,469,021)	$7,067,928

CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$12,451	$95,212	$191,510	$—	$299,173
Restricted cash	—	1,691	7,296	—	8,987
Marketable securities	—	976	110	—	1,086
Accounts receivable, net of allowances	—	218,863	256,961	—	475,824
Inventories, net	—	136,271	189,706	(5,708)	320,269
Deferred tax assets	10,912	24,244	5,835	1,984	42,975
Prepaid expenses and other current assets	(74,078)	142,183	77,308	—	145,413
Intercompany receivables	397,914	436,630	15,637	(850,181)	—

Total current assets	347,199	1,056,070	744,363	(853,905)	1,293,727
Property, plant and equipment, net	2,542	287,561	201,233	(131)	491,205
Goodwill	—	1,680,208	1,145,907	(4,844)	2,821,271
Other intangible assets with indefinite lives	—	12,900	56,646	—	69,546
Finite-lived intangible assets, net	28,685	1,124,004	633,236	—	1,785,925
Deferred financing costs, net, and other non-current assets	88,153	5,673	19,415	—	113,241
Investments in subsidiaries	3,586,625	46,565	112,756	(3,745,946)	—
Investments in unconsolidated entities	29,021	—	56,117	—	85,138
Marketable securities	2,254	—	—	—	2,254
Deferred tax assets	—	(1,683)	12,077	—	10,394
Intercompany notes receivable	1,934,366	(196,820)	—	(1,737,546)	—

Total assets	$6,018,845	$4,014,478	$2,981,750	$(6,342,372)	$6,672,701

LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$43,000	$353	$17,739	$—	$61,092
Current portion of capital lease obligations	—	1,550	4,533	—	6,083
Short-term debt	6,240	—	—	—	6,240
Accounts payable	6,704	55,414	93,346	—	155,464
Accrued expenses and other current liabilities	(259,010)	480,475	174,108	—	395,573
Intercompany payables	429,644	104,817	315,718	(850,179)	—

Total current liabilities	226,578	642,609	605,444	(850,179)	624,452

Long-term liabilities:
Long-term debt, net of current portion	3,243,341	100	24,010	—	3,267,451
Capital lease obligations, net of current portion	—	2,175	10,454	—	12,629
Deferred tax liabilities	(25,936)	300,016	106,551	69	380,700
Other long-term liabilities	24,407	57,515	71,476	—	153,398
Intercompany notes payables	321,221	787,457	625,767	(1,734,445)	—

Total long-term liabilities	3,563,033	1,147,263	838,258	(1,734,376)	3,814,178

Redeemable non-controlling interest	—	—	2,497	—	2,497

Stockholders’ equity	2,229,234	2,224,606	1,533,211	(3,757,817)	2,229,234
Non-controlling interests	—	—	2,340	—	2,340

Total equity	2,229,234	2,224,606	1,535,551	(3,757,817)	2,231,574

Total liabilities and equity	$6,018,845	$4,014,478	$2,981,750	$(6,342,372)	$6,672,701

Consolidating Statement of Cash Flows

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(77,907)	$126,985	$22,115	$(149,100)	$(77,907)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(148,394)	1,574	—	146,820	—
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,213	277	—	—	21,490
Depreciation and amortization	7,961	266,256	182,651	(21)	456,847
Non-cash charges for sale of inventories revalued at the date of acquisition	—	1,400	3,281	—	4,681
Non-cash stock-based compensation expense	4,247	5,486	5,932	—	15,665
Impairment of inventory	—	5	290	—	295
Impairment of long-lived assets	—	2,903	586	—	3,489
Impairment of intangible assets	—	2,988	—	—	2,988
(Gain) loss on sale of fixed assets	4	(2,672)	517	—	(2,151)
Gain on sales of marketable securities	(751)	—	—	—	(751)
Equity earnings of unconsolidated entities, net of tax	(2,205)	—	(10,952)	(88)	(13,245)
Deferred income taxes	20,500	(79,764)	(24,342)	(962)	(84,568)
Other non-cash items	22,234	908	7,429	—	30,571
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	(656)	(21,509)	—	(22,165)
Inventories, net	—	(6,032)	(13,661)	2,902	(16,791)
Prepaid expenses and other current assets	(454,780)	358,943	(1,776)	95,087	(2,526)
Accounts payable	1,289	3,251	(14,667)	—	(10,127)
Accrued expenses and other current liabilities	335,600	(227,338)	36,250	(95,081)	49,431
Other non-current liabilities	(12,373)	(117)	(22,983)	(70)	(35,543)
Intercompany payable (receivable)	413,479	(411,169)	(1,148)	(1,162)	—

Net cash provided by (used in) operating activities	130,117	43,228	148,013	(1,675)	319,683

Cash Flows from Investing Activities:
Decrease in restricted cash	—	12	5,899	—	5,911
Purchases of property, plant and equipment	(2,061)	(91,681)	(109,613)	65,962	(137,393)
Proceeds from sale of property, plant and equipment	—	22,860	65,747	(66,217)	22,390
Cash paid for acquisitions, net of cash acquired	(403,552)	1,469	(22,503)	—	(424,586)
Proceeds from sales of marketable securities	2,784	269	3	—	3,056
Net cash received from equity method investments	1,470	—	11,237	—	12,707
Increase in other assets	(53,189)	(1,026)	(2,131)	70	(56,276)

Net cash used in investing activities	(454,548)	(68,097)	(51,361)	(185)	(574,191)

Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	—	—	—	(10,139)
Cash paid for contingent purchase price consideration	(20,116)	(788)	(60)	—	(20,964)
Cash paid for dividends	(21,293)	—	—	—	(21,293)
Proceeds from issuance of common stock, net of issuance costs	14,924	—	—	—	14,924
Proceeds from issuance of long-term debt	648,000	—	535	—	648,535
Payments on short-term debt	(6,240)	—	—	—	(6,240)
Payments on long-term debt	(300,155)	(534)	(10,923)	—	(311,612)
Net proceeds (payments) under revolving credit facilities	22,500	(2)	(8,226)	—	14,272
Excess tax benefits on exercised stock options	176	303	25	—	504
Principal payments on capital lease obligations	—	(2,347)	(4,656)	—	(7,003)
Purchase of non-controlling interest	—	—	(2,972)	—	(2,972)
Other	(12,267)	—	—	—	(12,267)

Net cash provided by (used in) financing activities	315,390	(3,368)	(26,277)	—	285,745

Foreign exchange effect on cash and cash equivalents	213	474	(4,611)	1,860	(2,064)

Net increase (decrease) in cash and cash equivalents	(8,828)	(27,763)	65,764	—	29,173
Cash and cash equivalents, beginning of period	12,451	95,212	191,510	—	299,173

Cash and cash equivalents, end of period	$3,623	$67,449	$257,274	$—	$328,346

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(133,309)	(281,955)	303,125	$(21,170)	$(133,309)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(23,524)	(1,530)	—	25,054	—
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	13,671	23,473	446	—	37,590
Depreciation and amortization	3,842	260,062	128,111	(439)	391,576
Non-cash charges for sale of inventories revalued at the date of acquisition	—	—	6,010	—	6,010
Non-cash stock-based compensation expense	5,776	8,390	7,049	—	21,215
Impairment of inventory	—	172	273	—	445
Impairment of long-lived assets	3	1,331	215	—	1,549
Impairment of goodwill	—	383,612	—	—	383,612
Impairment of intangible assets	—	2,935	3	—	2,938
Gain on sale of joint venture interest	(16,309)	—	(272,587)	—	(288,896)
(Gain) loss on sale of fixed assets	75	1,655	(153)	—	1,577
Gain on sales of marketable securities	—	—	(840)	—	(840)
Equity earnings of unconsolidated entities, net of tax	(1,952)	—	(6,503)	(69)	(8,524)
Deferred income taxes	35,012	(81,063)	(8,754)	(1,956)	(56,761)
Other non-cash items	(4,286)	3,971	(11,932)	—	(12,247)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	260	(39,668)	—	(39,408)
Inventories, net	—	(9,458)	(9,035)	(1,906)	(20,399)
Prepaid expenses and other current assets	72,955	(110,333)	(15,737)	—	(53,115)
Accounts payable	(233)	(11,454)	18,672	—	6,985
Accrued expenses and other current liabilities	(231,949)	203,333	42,898	—	14,282
Other non-current liabilities	35,109	1,636	(19,772)	—	16,973
Intercompany payable (receivable)	(1,512,567)	1,015,286	497,281	—	—

Net cash provided by (used in) operating activities	(1,757,686)	1,410,323	619,102	(486)	271,253

Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	—	48	(6,454)	—	(6,406)
Purchases of property, plant and equipment	20	(67,103)	(65,880)	431	(132,532)
Proceeds from sale of property, plant and equipment	—	292	655	—	947
Proceeds from disposition of business	—	—	11,491	—	11,491
Cash paid for acquisitions, net of cash acquired	(37,644)	(163,379)	(430,288)	—	(631,311)
Proceeds from sales of marketable securities	—	145	9,057	—	9,202
Net cash paid for equity method investments	(2,430)	—	(119,473)	—	(121,903)
(Increase) decrease in other assets	(24,996)	(7,913)	6,379	(1,154)	(27,684)

Net cash used in investing activities	(65,050)	(237,910)	(594,513)	(723)	(898,196)

Cash Flows from Financing Activities:
Cash paid for financing costs	(73,876)	(804)	—	—	(74,680)
Cash paid for contingent purchase price consideration	(28,305)	—	—	—	(28,305)
Cash paid for dividends	(5,425)	—	—	—	(5,425)
Proceeds from issuance of common stock, net of issuance costs	37,886	—	—	—	37,886
Repurchase of preferred stock	(99,070)	—	—	—	(99,070)
Proceeds from issuance of long-term debt	2,100,000	1,238	(4,961)	—	2,096,277
Payments on long-term debt	(10,126)	(1,192,544)	(4,784)	—	(1,207,454)
Net proceeds under revolving credit facilities	—	—	10,715	—	10,715
Repurchase of common stock	(184,867)	—	—	—	(184,867)
Excess tax benefits on exercised stock options	1,357	414	1,652	—	3,423
Principal payments on capital lease obligations	—	(2,372)	(1,791)	—	(4,163)
Other	(4,053)	—	(204)	—	(4,257)

Net cash provided by (used in) financing activities	1,733,521	(1,194,068)	627	—	540,080

Foreign exchange effect on cash and cash equivalents	—	(38)	(16,441)	1,209	(15,270)

Net increase (decrease) in cash and cash equivalents	(89,215)	(21,693)	8,775	—	(102,133)
Cash and cash equivalents, beginning of period	101,666	116,905	182,735	—	401,306

Cash and cash equivalents, end of period	$12,451	$95,212	$191,510	$—	$299,173

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(1,015,892)	$(929,750)	$(9,988)	$939,738	$(1,015,892)
Income from discontinued operations, net of tax	574	9,727	1,096	—	11,397

Loss from continuing operations	(1,016,466)	(939,477)	(11,084)	939,738	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	940,121	—	—	(940,121)	—
Non-cash interest expense, including amortization of original issue discounts and write-off of deferred financing costs	6,311	6,279	1,168	—	13,758
Depreciation and amortization	663	266,476	99,528	(479)	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	—	—	6,602	—	6,602
Non-cash stock-based compensation expense	9,498	9,648	10,733	—	29,879
Impairment of inventory	—	261	587	—	848
Impairment of long-lived assets	—	1,473	(62)	—	1,411
Impairment of goodwill	—	1,006,357	—	—	1,006,357
Loss on sale of fixed assets	—	719	279	—	998
Gain on sale of marketable securities	(4,190)	—	(314)	—	(4,504)
Equity earnings of unconsolidated entities, net of tax	(2,023)	—	(8,680)	137	(10,566)
Deferred income taxes	3,340	(55,459)	(22,299)	—	(74,418)
Other non-cash items	(981)	3,608	1,175	—	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	(4,300)	(5,060)	—	(9,360)
Inventories, net	—	(2,012)	(21,297)	464	(22,845)
Prepaid expenses and other current assets	(81)	4,476	3,915	—	8,310
Accounts payable	4,358	(1,529)	(11,917)	—	(9,088)
Accrued expenses and other current liabilities	(60,601)	63,580	19,223	—	22,202
Other non-current liabilities	(5)	121	(27,568)	—	(27,452)
Intercompany payable (receivable)	(296,816)	(139,312)	436,128	—	—

Net cash provided by (used in) continuing operations	(416,872)	220,909	471,057	(261)	274,833
Net cash provided by (used in) discontinued operations	849	(258)	—	—	591

Net cash provided by (used in) operating activities	(416,023)	220,651	471,057	(261)	275,424

Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	—	(163)	22	—	(141)
Purchases of property, plant and equipment	(82)	(56,922)	(39,498)	261	(96,241)
Proceeds from sale of property, plant and equipment	—	73	722	—	795
Cash paid for acquisitions, net of cash acquired	(184,975)	(32,279)	(306,253)	—	(523,507)
Proceeds from sales (purchases) of marketable securities	4,190	—	(1,008)	—	3,182
Net cash received from equity method investments	1,317	44	10,993	—	12,354
Increase in other assets	(5,600)	(695)	(6,605)	—	(12,900)

Net cash used in continuing operations	(185,150)	(89,942)	(341,627)	261	(616,458)
Net cash provided by (used in) discontinued operations	(849)	61,445	2,000	—	62,596

Net cash used in investing activities	(185,999)	(28,497)	(339,627)	261	(553,862)

Cash Flows from Financing Activities:
Cash paid for financing costs	(9,552)	(3,493)	—	—	(13,045)
Proceeds from issuance of common stock, net of issuance costs	19,024	—	—	—	19,024
Proceeds from issuance of long-term debt	400,000	—	—	—	400,000
Payments on long-term debt	—	(9,750)	—	—	(9,750)
Net payments under revolving credit facilities	—	(144,181)	(2,600)	—	(146,781)
Excess tax benefits on exercised stock options	1,030	264	389	—	1,683
Principal payments on capital lease obligations	—	(1,501)	(366)	—	(1,867)
Purchase of non-controlling interest	—	—	(52,864)	—	(52,864)
Other	(141)	—	—	—	(141)

Net cash provided by (used in) financing activities	410,361	(158,661)	(55,441)	—	196,259

Foreign exchange effect on cash and cash equivalents	—	—	(9,288)	—	(9,288)

Net increase (decrease) in cash and cash equivalents	(191,661)	33,493	66,701	—	(91,467)
Cash and cash equivalents, beginning of period	293,327	83,412	116,034	—	492,773

Cash and cash equivalents, end of period	$101,666	$116,905	$182,735	$—	$401,306

Description of Business and Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Description Of Business And Basis Of Presentation [Line Items]
Number of operating segments	3
Joint venture ownership percentage with P&G	50.00%

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment Customer	Dec. 31, 2011 Investment Customer	Dec. 31, 2010 Customer Investment
Summary Of Significant Accounting Policies [Line Items]
Net realized and unrealized foreign currency exchange transaction gains	$ 7,900,000	$ 22,900,000	$ 9,800,000
Restricted cash	3,076,000	8,987,000
Depreciation expense related to property, plant and equipment	109,700,000	83,700,000	67,700,000
Discount rates, Minimum	11.00%	11.00%	12.50%
Discount rates, Maximum	15.00%	14.50%	13.00%
Projected compound average revenue growth rates, Minimum	3.00%	4.90%	6.00%
Projected compound average revenue growth rates, Maximum	8.10%	10.00%	10.00%
Terminal value growth rates		4.00%	4.00%
Multiples of revenue, Minimum	0.9	0.8	1
Multiples of revenue, Maximum	2.4	2.6	2.8
Multiples of EBITDA, Minimum	6.1	5.6	7.5
Multiples of EBITDA, Maximum	8.9	9.3	10
Required goodwill impairment charge		383,600,000	1,000,000,000
Acquisition-related costs in general and administrative expense	9,700,000	11,500,000	8,200,000
Vesting Period		4 years
Granted vesting schedule		25.00%
Advertising costs	22,600,000	9,900,000	14,400,000
Individual customer's accounts receivable balance in excess of ten percentage	0	0	0
Individual customer's accounts receivable balance in excess of ten percentage	0	0
Concentration of credit risk	10.00%	10.00%	10.00%
Concentration of credit risk	10.00%	10.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Terminal value growth rates	3.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Terminal value growth rates	4.00%
Professional Diagnostics [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value of net assets	7.90%
Health Information Solutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value of net assets	9.40%
Consumer Diagnostics [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value of net assets	27.20%
Machinery, laboratory equipment and tooling [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Machinery, laboratory equipment and tooling [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Building [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Building [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	61 years
Computer software and equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Computer software and equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Furniture and fixtures [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Furniture and fixtures [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	16 years
Axis-Shield [Member]
Summary Of Significant Accounting Policies [Line Items]
Purchase amount of the remaining outstanding shares		$ 5,300,000

Other Balance Sheet Information - Components of Selected Captions in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories, net:
Raw materials	$ 99,498	$ 92,844
Work-in-process	89,895	72,939
Finished goods	147,728	154,486
Inventories, net	337,121	320,269
Property, plant and equipment, net:
Machinery, laboratory equipment and tooling	416,311	340,750
Land and buildings	176,214	170,152
Leasehold improvements	45,654	38,767
Computer software and equipment	217,940	174,086
Furniture and fixtures	33,022	28,117
Property, plant and equipment, gross, Total	889,141	751,872
Less: Accumulated depreciation and amortization	(354,672)	(260,667)
Property, plant and equipment, net, Total	534,469	491,205
Accrued expenses and other current liabilities:
Compensation and compensation-related	93,467	77,656
Professional fees	12,152	9,171
Interest payable	18,074	27,137
Royalty obligations	26,171	29,085
Deferred revenue	38,188	33,407
Income taxes payable	29,733	50,134
Other taxes payable	23,038	29,245
Acquisition-related obligations	79,286	68,009
Other	91,810	71,729
Accrued expenses and other current liabilities, Total	$ 411,919	$ 395,573

Other Balance Sheet Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short term note issued to unrelated party	$ 40
FGST Investments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short term note issued to unrelated party	40
Short term note interest rate	3.25%
Notes obtained call option at a strike price	$ 40
Five days after the expiration of the option [Member] | FGST Investments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable on expiration of the option	10
60th day following the expiration of the option [Member] | FGST Investments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable on expiration of the option	$ 30

Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 eScreen [Member]	Apr. 02, 2012 eScreen [Member]	Dec. 31, 2011 Avee Laboratories Inc. [Member]	Oct. 03, 2011 Avee Laboratories Inc. [Member]	Dec. 31, 2010 Immunalysis [Member]	Dec. 31, 2012 Immunalysis [Member]	Jun. 30, 2012 Immunalysis [Member]	Aug. 16, 2010 Immunalysis [Member]	Dec. 31, 2010 Twist [Member]	Mar. 11, 2010 Twist [Member]	Dec. 31, 2010 Alere Toxicology [Member]	Feb. 17, 2010 Alere Toxicology [Member]	Dec. 31, 2010 Standard Diagnostics [Member]	Jun. 30, 2010 Standard Diagnostics [Member]	Mar. 22, 2010 Standard Diagnostics [Member]	Feb. 08, 2010 Standard Diagnostics [Member]	Dec. 31, 2010 Other acquisitions in 2010 [Member]	Dec. 31, 2011 Bio Note [Member]	Dec. 31, 2012 Standing Stone [Member]	Dec. 31, 2011 Standing Stone [Member]	Dec. 31, 2011 Acquisitions 2011 [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Other acquisitions in 2012 [Member]	Dec. 31, 2011 Arriva Medical LLC [Member]	Nov. 23, 2011 Arriva Medical LLC [Member]	Dec. 31, 2011 Axis-Shield [Member]	Dec. 31, 2011 Other acquisitions in 2011 [Member]
Business Acquisition [Line Items]
Preliminary aggregate purchase price					$ 295,000,000		$ 120,500,000				$ 56,200,000		$ 70,800,000		$ 109,500,000	$ 205,600,000	$ 7,300,000	$ 36,200,000	$ 162,100,000	$ 161,900,000								$ 199,400,000		$ 79,500,000	$ 388,800,000	$ 198,500,000
Total cash payments	418,816,000	603,722,000	513,708,000	271,390,000				55,024,000		1,000,000	55,000,000	35,250,000	35,200,000	109,539,000		205,562,000				108,300,000		8,200,000			139,258,000	147,400,000	108,333,000			64,400,000	279,618,000
Acquisition date fair value investment	75,620,000	48,685,000	89,708,000	23,600,000				1,200,000	3,000,000		1,200,000	35,600,000	35,600,000							52,900,000					48,685,000	52,000,000	52,908,000			15,200,000
Total revenue related to acquisition	44,600,000			116,700,000		27,200,000		7,900,000				200,000		31,300,000		78,900,000				12,600,000				21,100,000					5,300,000		36,700,000
Goodwill	257,842,000	356,113,000	283,116,000	154,923,000				18,234,000				61,463,000		53,435,000		33,798,000				116,200,000				131,300,000	131,348,000		116,186,000				136,182,000
Goodwill deductible for tax purpose	8,800,000																			11,600,000				32,800,000
Number of common stock acquired																									25,463				806,452
Fair value of previously held equity investment		113,168,000																							3,937,000						109,231,000
License and royalty revenue	28,576,000	23,473,000	20,759,000																												1,800,000
Aggregate acquisition date fair value of common stock																									1,000,000
Deferred purchase price consideration		4,170,000	688,000																	4,170					4,170,000		688,000
Debt forgiveness fair value		1,500,000
Fair value of previously held equity investment		3,900,000
Acquisition-related aggregate ownership interest																100.00%	7813.00%		61.92%		90.00%		80.92%
Percentage of incremental ownership interest																	2.84%	13.37%			10.00%
Contingent consideration obligation	8,000,000			70,000,000					1,900,000		5,000,000		125,000,000									2,800,000
Compensation charge																$ 60,100,000

Business Combinations - Summary of Aggregate Purchase Price Allocation (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Avee [Member]	Dec. 31, 2011 Arriva [Member]	Dec. 31, 2011 Axis-Shield [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Immunalysis [Member]	Jun. 30, 2012 Immunalysis [Member]	Dec. 31, 2010 Immunalysis [Member]	Aug. 16, 2010 Immunalysis [Member]	Dec. 31, 2010 Twist [Member]	Mar. 11, 2010 Twist [Member]	Dec. 31, 2010 Alere Toxicology [Member]	Dec. 31, 2010 Standard Diagnostics [Member]	Dec. 31, 2011 Acquisitions 2011 [Member]	Dec. 31, 2010 Other acquisitions in 2010 [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 eScreen [Member]
Business Acquisition [Line Items]
Current assets	$ 45,834,000	$ 131,279,000	$ 85,235,000	$ 10,197,000	$ 4,874,000	$ 92,666,000		$ 23,542,000	$ 20,829,000			$ 6,933,000		$ 373,000		$ 6,044,000	$ 51,056,000			$ 13,304,000	$ 32,530,000
Property, plant and equipment	8,990,000	68,474,000	36,257,000	5,411,000	524,000	50,719,000		11,820,000	13,149,000			1,076,000		152,000		3,300,000	18,580,000			3,184,000	5,806,000
Goodwill	257,842,000	356,113,000	283,116,000	30,409,000	58,174,000	136,182,000		131,348,000	116,186,000			18,234,000		61,463,000		53,435,000	33,798,000	131,300,000	116,200,000	102,919,000	154,923,000
Intangible assets	325,223,000	416,624,000	283,855,000	76,400,000	27,400,000	233,370,000		79,454,000	57,976,000			30,600,000		15,700,000		48,400,000	131,179,000			121,223,000	204,000,000
Other non-current assets	702,000	32,717,000	16,988,000		1,196,000	18,512,000		13,009,000	562,000								16,426,000			221,000	481,000
Total assets acquired	638,591,000	1,005,207,000	705,451,000	122,417,000	92,168,000	531,449,000		259,173,000	208,702,000			56,843,000		77,688,000		111,179,000	251,039,000			240,851,000	397,740,000
Current liabilities	27,690,000	86,937,000	31,078,000	1,927,000	12,629,000	44,758,000		27,623,000	14,749,000			569,000		731,000		1,640,000	13,389,000			4,885,000	22,805,000
Non-current liabilities	116,465,000	128,354,000	70,269,000			97,842,000		30,512,000	32,024,000			50,000		6,107,000			32,088,000			36,520,000	79,945,000
Total liabilities assumed	144,155,000	215,291,000	101,347,000	1,927,000	12,629,000	142,600,000		58,135,000	46,773,000			619,000		6,838,000		1,640,000	45,477,000			41,405,000	102,750,000
Net assets acquired	494,436,000	787,416,000	604,104,000	120,490,000	79,539,000	388,849,000		198,538,000	161,929,000			56,224,000		70,850,000		109,539,000	205,562,000			199,446,000	294,990,000
Contingent consideration	75,620,000	48,685,000	89,708,000				52,000,000	48,685,000	52,908,000	3,000,000		1,200,000	1,200,000	35,600,000	35,600,000				52,900,000	52,020,000	23,600,000
Cash paid	418,816,000	603,722,000	513,708,000	120,490,000	64,356,000	279,618,000	147,400,000	139,258,000	108,333,000		1,000,000	55,024,000	55,000,000	35,250,000	35,200,000	109,539,000	205,562,000		108,300,000	147,426,000	271,390,000
Fair value of non-controlling interest	36,040,000	2,500,000						2,500,000
Fair value of previously-held equity investment		113,168,000				109,231,000		3,937,000
Fair value of common stock issued		16,183,000			15,183,000			1,000,000
Loan forgiveness		1,488,000						1,488,000
Deferred purchase price consideration		4,170,000	688,000					4,170,000	688,000										4,170
Cash acquired	$ 4,000,000																	$ 23,200,000	$ 22,900,000

Business Combinations - Summary of Aggregate Purchase Price Allocation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Cash acquired	$ 4

Business Combinations - Intangible Assets Acquired and their Respective Fair Values and Weighted Average Useful Lives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets	$ 325,223	$ 416,624	$ 283,855
Weighted-average Useful Life	0 years
In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount	4,900	58,506	26,585
Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		76,400
Avee [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		27,400
Arriva [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		233,370
Axis-Shield [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount		58,132
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		79,454	57,976
Other [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount		374	5,800
Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			30,600
Immunalysis [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			15,700
Twist [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount			7,100
Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			48,400
Alere Toxicology [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			131,179
Standard Diagnostics [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount			13,685
eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets	204,000
eScreen [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets	121,223
Other [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount	4,900
Core technology and patents [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	148,103	76,659	106,885
Weighted-average Useful Life	18 years 8 months 12 days	10 years 1 month 6 days	12 years 4 months 24 days
Core technology and patents [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Core technology and patents [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Core technology and patents [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		56,919
Core technology and patents [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		19,740	14,050
Core technology and patents [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			8,800
Core technology and patents [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			8,600
Core technology and patents [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			13,300
Core technology and patents [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			62,135
Core technology and patents [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	93,200
Core technology and patents [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	54,903
Trademarks and trade names [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	19,390	14,197	11,654
Weighted-average Useful Life	18 years 3 months 18 days	10 years 1 month 6 days	6 years 3 months 18 days
Trademarks and trade names [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		1,700
Trademarks and trade names [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		1,000
Trademarks and trade names [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		4,145
Trademarks and trade names [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,352	1,504
Trademarks and trade names [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			800
Trademarks and trade names [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Trademarks and trade names [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Trademarks and trade names [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			9,350
Trademarks and trade names [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	17,300
Trademarks and trade names [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	2,090
Customer relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	136,485	243,725	125,332
Weighted-average Useful Life	18 years 1 month 6 days	12 years 3 months 18 days	14 years 3 months 18 days
Customer relationships [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		71,500
Customer relationships [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		23,000
Customer relationships [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		114,174
Customer relationships [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		35,051	24,578
Customer relationships [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			19,900
Customer relationships [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Customer relationships [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			35,100
Customer relationships [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			45,754
Customer relationships [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	79,600
Customer relationships [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	56,885
Non-compete agreements [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	1,118	8,306	2,650
Weighted-average Useful Life	5 years 1 month 6 days	5 years 3 months 18 days	4 years 2 months 12 days
Non-compete agreements [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		3,200
Non-compete agreements [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		3,400
Non-compete agreements [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		1,706	2,095
Non-compete agreements [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			300
Non-compete agreements [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			255
Non-compete agreements [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	1,118
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	15,227	7,767
Weighted-average Useful Life	9 years 2 months 12 days	15 years 7 months 6 days
Other [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Other [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Other [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Other [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,767
Other [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	13,900
Other [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	1,327
Database [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		64	654
Weighted-average Useful Life		3 years	3 years
Database [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		64	654
Database [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,400	5,000
Weighted-average Useful Life		10 years 10 months 24 days	7 years
Software [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,400	5,000
Software [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			153
Weighted-average Useful Life			5 years
Quality systems [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			153
Quality systems [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			459
Weighted-average Useful Life			5 years
License agreements [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			459
License agreements [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			800
Weighted-average Useful Life			14 years
Distribution agreement [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			800
Distribution agreement [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			3,683
Weighted-average Useful Life			10 years 6 months
Manufacturing know-how [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			3,683
Manufacturing know-how [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount

Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core technology and patents [Member]	Dec. 31, 2011 Core technology and patents [Member]	Dec. 31, 2012 Supplier relationships [Member]	Dec. 31, 2011 Supplier relationships [Member]	Dec. 31, 2012 Trademarks and trade names [Member]	Dec. 31, 2011 Trademarks and trade names [Member]	Dec. 31, 2012 License agreements [Member]	Dec. 31, 2011 License agreements [Member]	Dec. 31, 2012 Customer relationships [Member]	Dec. 31, 2011 Customer relationships [Member]	Dec. 31, 2012 Manufacturing know-how [Member]	Dec. 31, 2011 Manufacturing know-how [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Intangible Assets Other than Core Technology and Patents [Member]	Dec. 31, 2011 Intangible Assets Other than Core Technology and Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,356,068	$ 2,958,840		$ 941,940	$ 756,835	$ 18,629	$ 18,652	$ 252,028	$ 232,938	$ 17,507	$ 17,429	$ 1,910,752	$ 1,753,985	$ 15,332	$ 10,996	$ 199,880	$ 168,005	$ 2,414,128	$ 2,202,005
Accumulated Amortization and Impairment Losses	1,521,843	1,172,915		326,044	253,266	15,862	14,709	116,571	86,932	11,126	10,714	930,542	717,826	9,607	6,139	112,091	83,329	1,195,799	919,649
Net Carrying value	1,834,225	1,785,925		615,896	503,569	2,767	3,943	135,457	146,006	6,381	6,715	980,210	1,036,159	5,725	4,857	87,789	84,676	1,218,329	1,282,356
Weighted-average Useful Life				14 years 1 month 13 days	13 years 1 month 28 days	9 years 3 months	9 years 2 months 9 days	10 years 3 months 18 days	9 years 8 months 23 days	4 years 5 months 19 days	4 years 5 months 19 days	15 years 9 months 4 days	15 years 6 months 18 days	12 years 2 months 16 days	12 years 8 months 12 days	7 years 4 months 28 days	7 years 10 months 24 days
Goodwill, Gross Carrying Amount	4,438,374	4,211,240
Other intangible assets, Gross Carrying Amount	62,935
Total intangible assets with indefinite lives, Gross Carrying Value	4,501,309	4,287,926
Goodwill, Accumulated Amortization and Impairment Losses	1,389,969	1,389,969
Other intangible assets, Accumulated Amortization and Impairment Losses	26,484	7,140
Total intangible assets with indefinite lives, Accumulated Amortization and Impairment Losses	1,416,453	1,397,109
Goodwill, Net Carrying value	3,048,405	2,821,271	2,831,300
Other intangible assets, Gross Carrying Amount	36,451	69,546
Other intangible assets, Net Carrying Value	36,451	69,546
Total intangible assets with indefinite lives, Net Carrying Value	$ 3,084,856	$ 2,890,817

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 346.9	$ 307.7	$ 298.1
Cost capitalized, net of amortization	$ 9.7	$ 9.2

Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortization Expense of Acquired Finite Lived Intangible Assets [Line Items]
2013	$ 299,473
2014	256,907
2015	232,489
2016	204,639
2017	$ 163,382

Goodwill and Other Intangible Assets - Summary of Goodwill Amounts Allocated to Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill beginning balance	$ 2,821,271	$ 2,831,300
Acquisitions	246,910	384,029
Goodwill impairment charge		(383,612)	(1,006,357)
Other	16,264	(10,446)
Goodwill ending balance	3,048,405	2,821,271	2,831,300
Fair value of non-controlling interest	(36,040)	(2,500)
Professional Diagnostics [Member]
Goodwill [Line Items]
Goodwill beginning balance	2,669,601	2,326,114
Acquisitions	222,306	352,986
Goodwill impairment charge
Other	10,370	(9,499)
Goodwill ending balance	2,866,237	2,669,601	2,326,114
Fair value of non-controlling interest	(36,040)
Health Information Solutions [Member]
Goodwill [Line Items]
Goodwill beginning balance	99,759	452,962
Acquisitions	24,604	31,043
Goodwill impairment charge		(383,612)
Other	680	(634)
Goodwill ending balance	125,043	99,759
Fair value of non-controlling interest
Consumer Diagnostics [Member]
Goodwill [Line Items]
Goodwill beginning balance	51,911	52,224
Acquisitions
Goodwill impairment charge
Other	5,214	(313)
Goodwill ending balance	57,125	51,911	52,224
Fair value of non-controlling interest

Goodwill and Other Intangible Assets - Summary of Goodwill Amounts Allocated to Reporting Units (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment charge	$ 383,612	$ 1,006,357

Long-Term Debt - Long-Term Debt Balances Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 A term loans [Member]	Dec. 31, 2011 A term loans [Member]	Dec. 31, 2012 B term loans [Member]	Dec. 31, 2011 B term loans [Member]	Dec. 31, 2012 Incremental B-1 term loans [Member]	Mar. 28, 2012 Incremental B-1 term loans [Member]	Dec. 31, 2011 Incremental B-1 term loans [Member]	Dec. 31, 2012 Incremental B-2 term loans [Member]	Mar. 28, 2012 Incremental B-2 term loans [Member]	Dec. 31, 2011 Incremental B-2 term loans [Member]	Dec. 31, 2012 Revolving line of credit [Member]	Dec. 31, 2011 Revolving line of credit [Member]	Dec. 31, 2012 7.25% Senior notes [Member]	Dec. 11, 2012 7.25% Senior notes [Member]	Dec. 31, 2011 7.25% Senior notes [Member]	Dec. 31, 2012 7.875% Senior notes [Member]	Dec. 31, 2011 7.875% Senior notes [Member]	Sep. 30, 2009 7.875% Senior notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]	May 12, 2009 9% Senior subordinated notes [Member]	Dec. 31, 2012 8.625% Senior subordinated notes [Member]	Dec. 31, 2011 8.625% Senior subordinated notes [Member]	Sep. 21, 2010 8.625% Senior subordinated notes [Member]	Dec. 31, 2012 3% Convertible senior subordinated notes [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member]	May 14, 2007 3% Convertible senior subordinated notes [Member]	Dec. 31, 2012 Other lines of credit [Member]	Dec. 31, 2011 Other lines of credit [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Debt Instrument [Line Items]
Long-term debt, Total	$ 3,688,907	$ 3,328,543	$ 878,438	$ 917,188	$ 913,438	$ 922,688	$ 247,500	$ 250,000	$ 250,000	$ 196,739	$ 200,000		$ 22,500		$ 450,000	$ 450,000		$ 1,809	$ 245,621	$ 250,000	$ 392,933	$ 391,233	$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 150,000	$ 150,000	$ 150,000	$ 31,957	$ 19,603	$ 3,593	$ 32,210
Less: Current portion	60,232	61,092
Long-term debt, after discount, Total	$ 3,628,675	$ 3,267,451

Long-Term Debt - Long Term Debt Interest Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt issuance cost	$ 235,458	$ 199,283	$ 135,109
Secured credit facility [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	104,916	41,478
Former secured credit facility [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost		53,841	60,594
7.25% Senior notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	1,994
7.875% Senior notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	44,994	22,291	21,300
9% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	41,474	40,248	38,337
8.625% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	37,096	36,437	9,892
3% Convertible senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	$ 4,984	$ 4,988	$ 4,986

Long-Term Debt - Long Term Debt Interest Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Amortization fee	$ 5	$ 2.9
Loss in repurchase of senior notes	23.2
Whole payment made from proceeds	12.3
Former secured credit facility [Member]
Debt Instrument [Line Items]
Termination of senior secure facility and interest rate swap agreement	$ 29.7

Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended										12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended										12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 28, 2012	Sep. 30, 2010	Jan. 14, 2009	Sep. 28, 2007	Mar. 28, 2012 Letter of Credit [Member]	Dec. 31, 2012 Secured credit facility [Member]	Mar. 28, 2012 Secured credit facility [Member]	Dec. 31, 2011 A term loans [Member]	Dec. 31, 2012 A term loans [Member]	Mar. 28, 2012 A term loans [Member]	Dec. 31, 2012 B term loans [Member]	Dec. 31, 2011 B term loans [Member]	Mar. 28, 2012 B term loans [Member]	Dec. 31, 2012 B term loans [Member] Minimum [Member]	Dec. 31, 2012 B term loans [Member] Maximum [Member]	Dec. 31, 2011 Incremental B-1 term loans [Member]	Dec. 31, 2012 Incremental B-1 term loans [Member]	Mar. 28, 2012 Incremental B-1 term loans [Member]	Dec. 31, 2011 Incremental B-2 term loans [Member]	Dec. 31, 2012 Incremental B-2 term loans [Member]	Mar. 28, 2012 Incremental B-2 term loans [Member]	Dec. 31, 2011 Delayed-Draw term loans [Member]	Dec. 31, 2012 Term loan A, delayed draw term loans and revolving line of credit [member] Minimum [Member]	Dec. 31, 2012 Term loan A, delayed draw term loans and revolving line of credit [member] Maximum [Member]	Jun. 30, 2011 Interest rate swap contract [Member]	Jan. 14, 2009 Interest rate swap contract [Member]	Sep. 28, 2007 Interest rate swap contract [Member]	Sep. 30, 2010 8.625% Senior subordinated notes [Member]	Dec. 31, 2012 8.625% Senior subordinated notes [Member]	Dec. 31, 2011 8.625% Senior subordinated notes [Member]	Sep. 21, 2010 8.625% Senior subordinated notes [Member]	May 31, 2009 9% Senior subordinated notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]	May 12, 2009 9% Senior subordinated notes [Member]	Dec. 31, 2012 7.25% Senior notes [Member]	Dec. 31, 2012 7.25% Senior notes [Member]	Dec. 31, 2011 7.25% Senior notes [Member]	Dec. 11, 2012 7.25% Senior notes [Member]	Dec. 31, 2012 7.875% Senior notes [Member]	Aug. 31, 2009 7.875% Senior notes [Member]	Feb. 28, 2013 7.875% Senior notes [Member]	Dec. 31, 2011 7.875% Senior notes [Member]	Dec. 31, 2010 7.875% Senior notes [Member]	Sep. 30, 2009 7.875% Senior notes [Member]	Aug. 11, 2009 7.875% Senior notes [Member]	Dec. 31, 2012 3% Convertible senior subordinated notes [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member]	May 14, 2007 3% Convertible senior subordinated notes [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member] Minimum [Member]	May 31, 2008 3% Convertible senior subordinated notes [Member] Minimum [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member] Maximum [Member]	May 31, 2008 3% Convertible senior subordinated notes [Member] Maximum [Member]	Dec. 31, 2012 Revolving Line Of Credit [Member]	Dec. 31, 2012 Other lines of credit [Member]	Dec. 31, 2011 Other lines of credit [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Secured Credit Facility Revolving Line-Of-Credit [Member]	Dec. 31, 2012 7.875% Senior notes [Member]
Debt Instrument [Line Items]
Sublimit for the issuance of letters of credit						$ 250,000,000				$ 50,000,000		$ 2,550,000,000
Aggregate term loans amount under secured credit facility												2,300,000,000			925,000,000			925,000,000
Aggregate borrowings under term loans			3,688,907,000	3,328,543,000									917,188,000	878,438,000		913,438,000	922,688,000				250,000,000	247,500,000	250,000,000		196,739,000	200,000,000								400,000,000	400,000,000	400,000,000		392,933,000	391,233,000	400,000,000	450,000,000	450,000,000		450,000,000	1,809,000			245,621,000		250,000,000		150,000,000	150,000,000	150,000,000						31,957,000	19,603,000	3,593,000	32,210,000
Number of installments for repayments of term loans													Eighteen consecutive quarterly installments				Twenty-two consecutive quarterly installments				Twenty-one consecutive quarterly installments			Twenty consecutive quarterly installments			Fifteen consecutive quarterly installments
Amount of periodic payment													7,812,500				2,312,500				625,000			500,000			3,750,000
Amount of final installment													484,375,000				874,125,000				236,875,000			190,000,000			243,750,000
Interest rate of debt instrument																																			8.63%	8.63%		9.00%	9.00%				7.25%	7.25%	7.88%			7.88%	7.88%		7.88%		3.00%
Consolidated secured leverage ratio Base Rate																			2.50%	3.25%								1.75%	2.50%
Consolidated secured leverage ratio Eurodollar Rate																			3.50%	4.25%								2.75%	3.50%
Floor rate applicable to term loans based on Eurodollar rate																1.00%
Percentage of fee on the unused portion of revolving credit facility																0.50%
Lines of credit interest rate percentage														3.21%		4.75%						4.75%			4.75%																																		3.21%
Accrued interest																																		8,600,000				4,500,000				1,900,000																							100,000
Total variable rate term loans	1,200,000,000						1,200,000,000	1,200,000,000			1,200,000,000
Notional amount of interest rate swap contracts																															500,000,000	350,000,000
Period for which interest rate swap contract pays variable interest, LIBOR								1 month	3 months
Fixed rate of interest paid to counter parties								1.20%																								4.85%
Extended period of interest rate swap									2 years
Rate of extended interest rate swap							2.54%
Debt hedged by fixed interest rate derivatives							350,000,000	500,000,000
Amount paid to terminate the interest rate swap contracts																														10,100,000
Initial offering price																																									100.00%	100.00%												100.00%
Net proceeds from public offering																																	393,000,000				379,500,000					443,200,000				240,000,000
Net underwriter's commissions																																	7,000,000				8,000,000					6,800,000				3,700,000
Repayments of revolving line of credit																																																																170,000,000
Percentage of redemption premium for period one																																			4.31%			4.50%				3.63%
Percentage of redemption premium for period two																																			2.16%			2.25%				1.81%
Percentage of redemption premium for period three																																			0.00%			0.00%
Percentage of aggregate principal amount redeemed																																			35.00%							35.00%			99.30%
Percentage of aggregate principal amount redeemed paid																																			108.63%							107.25%
Period of redemption of notes																																			90 days							90 days
Percentage of aggregate principal amount outstanding																																	65.00%									65.00%
Percentage of aggregate principal amount to be sold																																			101.00%								101.00%
Percentage of purchase price of aggregate principal amount																																						100.00%				100.00%
Original issue discount			8,864,000																																					12,500,000					6,300,000
Net proceeds from public offering																																									267,400,000
Redemption of remaining outstanding principal																																													248,200,000		1,800,000
Initial offering price																																	100.00%				96.87%
3% Senior subordinated convertible notes, due				2016
Initial conversion price																																																						$ 52.3		$ 43.98		$ 52.3
Senior subordinated convertible notes	1,000,000	1,100,000																																																					3,400,000		2,868,120
Percentage of unconverted principal amount to be repurchased			100.00%
Accrued interest expense																																																				600,000
Lines of credit borrowed																																																													19,700,000
Aggregate outstanding principal amount																																																													9,500,000
Interest expense			$ 240,560,000	$ 203,971,000	$ 139,435,000																																																									$ 5,100,000

Long-Term Debt - Summary of Maturities of Long-Term Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 60,232
2014	48,745
2015	49,304
2016	1,380,335
2017	1,304,904
Thereafter	854,251
Long-term Debt, Total	3,688,907	3,328,543
Less: Original issue discounts	(8,864)
Total debt after discount	$ 3,688,907

Fair Value Measurements - Fair Value Assets and Liabilities Measured on Recurring Basis, Valuation Techniques (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Contingent consideration obligation	$ 176,172	$ 140,047
Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities	904	3,340
Total assets	904	3,340
Liabilities:
Contingent consideration obligation	176,172	140,047
Foreign exchange forward contracts		447
Total liabilities	176,172	140,494
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities	904	3,340
Total assets	904	3,340
Liabilities:
Contingent consideration obligation
Foreign exchange forward contracts
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities
Total assets
Liabilities:
Contingent consideration obligation
Foreign exchange forward contracts		447
Total liabilities		447
Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities
Total assets
Liabilities:
Contingent consideration obligation	176,172	140,047
Foreign exchange forward contracts
Total liabilities	$ 176,172	$ 140,047

Fair Value Measurements - Changes in Fair Value of Contingent Consideration Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of contingent consideration obligations, January 1, 2012	$ 140,047
Acquisition date fair value of contingent consideration obligations recorded	75,620	48,685	89,708
Foreign currency adjustments	395
Payments	(33,211)
Present value accretion	19,230
Adjustments, net (income) expense	(25,909)
Fair value of contingent consideration obligations, December 31, 2012	$ 176,172

Fair Value Measurements - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Aggregate borrowings under term loans	$ 3,688,907,000	$ 3,328,543,000
Estimated fair value of our long-term debt		$ 3,300,000,000

Capital Leases - Schedule of Future Minimum Lease Payments with Present Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Operating And Capital Leases Future Minimum Payments Due [Line Items]
2013	$ 6,683
2014	5,096
2015	4,332
2016	1,944
2017	838
Thereafter	708
Total future minimum lease payments	19,601
Less: Imputed interest
Present value of future minimum lease payments	19,601
Less: Current portion	(6,684)	(6,083)
Net Present value of future minimum lease payments	$ 12,917	$ 12,629

Capital Leases - Capitalized Amounts of Building, Machinery Equipment Computer Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	$ 33,978
Less: Accumulated amortization	(4,351)
Capital leased assets, Net, Total	29,627
Machinery, laboratory equipment and tooling [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	33,096
Computer software and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	633
Furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	210
Vehicles [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	39
Leasehold improvements [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total

Postretirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Two Thousand And Thirteen [Member] GBP (£)	Dec. 31, 2012 Employee Savings Plans [Member] USD ($)	Dec. 31, 2011 Employee Savings Plans [Member] USD ($)	Dec. 31, 2010 Employee Savings Plans [Member] USD ($)
Defined Contribution Plan Disclosure [Line Items]
Total matching contributions related to employee savings plans					$ 8,800,000	$ 7,600,000	$ 6,900,000
Net amounts recognized in the accompanying consolidated balance sheets	4,300,000	3,700,000
Amortization of prior service cost	422,000	427,000
Contribution of stock to defined benefit plan	69.00%
Contribution of fixed income securities to defined benefit plan	31.00%
Contribution to defined benefit plan in 2012	900,000			600,000
Expected benefits to be paid in next five years, Minimum	300,000
Expected benefits to be paid in next five years, Maximum	400,000
Thereafter	500,000
Target allocation for the plan assets	70.00%
Contribution of Unipath limited to defined contribution plan	$ 400,000	$ 300,000	$ 400,000

Postretirement Benefit Plans - Changes in Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation
Benefit obligation at beginning of year	$ 14,966	$ 14,391
Interest cost	742	773	717
Actuarial loss	2,211	274
Benefits paid	(417)	(260)
Foreign exchange impact	838	(212)
Benefit obligation at end of year	18,340	14,966	14,391
Change in plan assets
Fair value of plan assets at beginning of year	11,272	10,855
Actual return on plan assets	1,634	(90)
Employer contribution	916	927
Benefits paid	(417)	(260)
Foreign exchange impact	638	(160)
Fair value of plan assets at end of year	14,043	11,272	10,855
Funded status	(4,297)	(3,694)
Accumulated benefit obligation	$ 18,340	$ 14,966

Postretirement Benefit Plans - Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss	$ (114)	$ (32)	$ (20)
Amortization of prior service cost	(422)	(427)
New actuarial gains	1,212
Foreign exchange impact	419
Total	$ 1,095

Postretirement Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Net actuarial loss	$ 4,098	$ 2,825
Prior service costs	4,754	4,932
Net amount recognized	$ 8,852	$ 7,757

Postretirement Benefit Plans - Weighted-Average Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assumptions used to determine benefit obligations:
Discount rate	4.30%	4.90%
Rate of compensation increase	3.65%	3.75%
Assumptions used to determine net periodic benefit cost:
Discount rate	4.90%	5.30%
Expected long-term return on plan assets	5.40%	6.40%
Rate of compensation increase	3.75%	4.15%

Postretirement Benefit Plan - Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 742	$ 773	$ 717
Expected return on plan assets	(636)	(731)	(597)
Amortization of net loss	114	32	20
Amortization of prior service cost	422	427
Curtailment loss (gain)
Net periodic benefit cost	$ 642	$ 501	$ 140

Postretirement Benefit Plans - Fair Values of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	$ 14,043	$ 11,272	$ 10,855
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	14,042	11,272
UK equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	4,807	3,805
Overseas equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,532	1,993
US equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,219	1,789
Debt securities - corporate bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	4,286	3,450
Other - cash [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	$ 198	$ 235

Derivative Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF
Derivatives, Fair Value [Line Items]
Foreign exchange forward contracts notional value	$ 16.6	5.4

Derivative Financial Instruments - Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Balance Sheets and Consolidated Statements of Operations (Detail) (Foreign currency forward contracts [Member], Accrued expenses and other current liabilities [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011
Foreign currency forward contracts [Member] | Accrued expenses and other current liabilities [Member]
Fair value of derivative instruments	$ 447

Derivative Financial Instruments - Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Statements of Operations and in Accumulated Other Comprehensive Loss (Detail) (Other comprehensive income (loss) [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of loss recognized		$ (1,187)
Foreign currency forward contracts [Member]
Amount of loss recognized		$ (1,187)

Commitments and Contingencies - Schedule of Future Minimum Annual Rental Payments Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 43,148
2014	37,350
2015	32,943
2016	30,935
2017	27,449
Thereafter	62,496
Future minimum annual rent, total	$ 234,321

Commitments and Contingencies - Additional Information (Detail)	12 Months Ended				12 Months Ended					12 Months Ended																						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 eScreen [Member] USD ($)	Dec. 31, 2012 Accordant [Member] USD ($)	Dec. 31, 2012 Alere Healthcare [Member] USD ($)	Dec. 31, 2012 Amedica [Member] USD ($)	Dec. 31, 2012 Amedica [Member] Subsequent [Member] USD ($)	Dec. 31, 2012 Branan [Member] USD ($)	Dec. 31, 2012 Capital Toxicology [Member] USD ($)	Jun. 30, 2012 Capital Toxicology [Member] USD ($)	Mar. 31, 2012 Capital Toxicology [Member] USD ($)	Dec. 31, 2011 Capital Toxicology [Member] USD ($)	Dec. 31, 2012 DiagnosisOne [Member] USD ($)	Dec. 31, 2012 Diagnostik [Member] USD ($)	Dec. 31, 2012 Diagnostik [Member] EUR (€)	Dec. 31, 2012 MedApps [Member] USD ($)	Dec. 31, 2012 Mologic [Member] USD ($)	Dec. 31, 2012 HCC [Member] USD ($)	Dec. 31, 2012 HCC [Member] GBP (£)	Dec. 31, 2012 AdnaGen [Member] USD ($)	Dec. 31, 2012 Alere S.A. [Member] USD ($)	Dec. 31, 2012 Bioeasy [Member] USD ($)	Dec. 31, 2012 Immunalysis [Member] USD ($)	Jun. 30, 2012 Immunalysis [Member] USD ($)	Dec. 31, 2010 Immunalysis [Member] USD ($)	Aug. 16, 2010 Immunalysis [Member] USD ($)	Dec. 31, 2012 LDS [Member] USD ($)	Dec. 31, 2012 ROAR [Member] USD ($)	Dec. 31, 2012 ROAR [Member] GBP (£)	Dec. 31, 2012 Standing Stone [Member] USD ($)	Dec. 31, 2012 Privately-owned U.K. research and development operation [Member] USD ($)	Dec. 31, 2012 Wellogic [Member] USD ($)	Dec. 31, 2012 Privately-owned research and development operation [Member] USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Rent expense relating to operating leases	$ 51,200,000	$ 42,300,000	$ 39,000,000
Payable contingent cash consideration remaining	8,000,000			70,000,000	6,000,000	300,000	6,900,000		2,000,000					33,000,000	1,900,000	1,400,000	21,200,000		5,700,000	3,500,000	42,000,000	6,000,000	2,500,000	1,900,000			5,000,000	7,500,000	17,100,000	10,500,000	2,800,000	125,000,000	49,800,000	57,500,000
Cash earn-out payment	418,816,000	603,722,000	513,708,000	271,390,000	1,500,000																				1,000,000	55,024,000	55,000,000				8,200,000
Remaining payments in installments					1,500,000
Maximum remaining amount of earn-out payment								8,100,000	3,000,000									14,800,000
Accrued earn-out payments											4,100,000		2,100,000				800,000	1,200,000							900,000			10,000,000				300,000
Incremental earn-out										1,500,000		2,900,000
Earn-out cash paid										5,000,000
Contingent obligation	75,620,000	48,685,000	89,708,000	23,600,000																				3,000,000		1,200,000	1,200,000
Compensation related to contractual contingent obligation earned and accrued																								1,000,000				3,500,000
Employee bonus payments																															400,000
Business acquisition maximum employee bonuses																															$ 100,000
Period of expected payment																																8 years

Net Loss Per Common Share - Computation of Basic and Diluted Loss per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Income (loss) from continuing operations	$ (78,182)	$ (133,542)	$ (1,028,707)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Income (loss) available to common stockholders from continuing operations	(99,475)	(131,655)	(1,052,942)
Income from discontinued operations			11,397
Net loss attributable to Alere Inc. and Subsidiaries	$ (78,182)	$ (133,542)	$ (1,017,310)
Denominator:
Weighted-average shares outstanding - basic and diluted	80,587	83,128	84,445
Loss per common share from continuing operations	$ (1.23)	$ (1.58)	$ (12.47)
Income per common share from discontinued operations			$ 0.14
Net loss per common share	$ (1.23)	$ (1.58)	$ (12.33)

Net Loss Per Common Share - Potential Dilutive Securities Not Included in Calculation of Diluted Net Loss per Common Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	23,915	23,427	26,225
Options to purchase common stock [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	10,234	9,446	10,148
Warrants [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	4	162	242
Convertible shares related to 3% convertible senior subordinated notes [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	3,411	3,411	3,411
Subordinated convertible promissory notes [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	27	27	27
Convertible preferred stock series B [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	10,239	10,239	12,063
Common stock equivalents related to the settlement of deferred purchase price consideration [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding		142	306
Common stock equivalents related to the settlement of a contingent consideration obligation [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding			28

Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares issued				88,576,000	87,647,000
Common stock, shares outstanding				80,897,000	79,968,000
Common stock, shares available for future grant				11,800,000
Common stock, shares reserved for issuance under employee stock purchase plan				1,000,000
Common stock, shares reserved for issuance upon exercise of outstanding warrants				4,000
Long-term debt, Total				$ 3,688,907,000	$ 3,328,543,000
Preferred stock convertible into common stock, value		49,700,000	49,400,000	1,800,000
Aggregate liquidation preference				709,800,000
Preferred stock conversion price				$ 69.32
Preferred stock, shares authorized				2,300,000	2,300,000
Series B preferred stock, par value				$ 0.001	$ 0.001
Series B preferred stock, shares outstanding				1,774,000	1,774,000
Percentage of conversion price of common stock				130.00%
Preferred stock convertible into common stock, shares		1,000,000	1,100,000
Common stock repurchased	7,600,000
Common stock repurchased, value	183,900,000
Preferred stock repurchased during the period average cost per share		$ 284.28	$ 269.84
Income from repurchase of preferred shares					(23,936,000)
Common stock, shares available for future grant					5,200,000
Common stock, shares for future grant				1,000,000	1,100,000
Aggregate intrinsic value of the options outstanding				600,000
Aggregate intrinsic value of the options exercisable				600,000
Aggregate intrinsic value of stock options exercised					1,300,000	17,100,000	6,900,000
Restricted stock unit granted				110,000
Restricted stock unit vested period				3 years
Fair value of restricted stock unit				$ 18.37
Restricted stock unit, units underlying				0
Weighted average period				1 year 10 months 28 days
Percentage of purchase price				85.00%
Common stock, shares issued employee stock option plan				2,000,000
3% Convertible senior subordinated notes [Member]
Class of Stock [Line Items]
Long-term debt, Total				150,000,000
Interest rate of debt instrument				3.00%
Initial conversion price				$ 43.98
Senior subordinated convertible notes, convertible into common stock, shares				3,400,000
Subordinated convertible promissory notes [Member]
Class of Stock [Line Items]
Long-term debt, Total				1,700,000
Initial conversion price				$ 61.49
Senior subordinated convertible notes, convertible into common stock, shares				27,647
Common stock [Member]
Class of Stock [Line Items]
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common stock issuable on conversion of preferred stock				10,200,000
Common stock repurchased		8,300	16,700
Common stock repurchased, value		300,000	600,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000
Series B preferred stock, repurchased					(358,000)
Series B preferred stock [Member]
Class of Stock [Line Items]
Common stock issuable on conversion of preferred stock				10,200,000
Preferred stock, shares authorized				2,300,000
Series B preferred stock, shares outstanding				1,800,000
Series B preferred stock outstanding with fair value				328,500,000
Liquidation preference per share				$ 400
Initial conversion price				$ 69.32
Senior subordinated convertible notes, convertible into common stock, shares				5.7703
Series B preferred stock accrues dividends				$ 12
Preferred Stock, Dividend Rate, Percentage				3.00%
Series B preferred stock dividends				21,300,000
Aggregate liquidation preference				709,800,000
Series B preferred stock, repurchased		174,788	183,000
Income from repurchase of preferred shares		10,200,000	13,700,000
Employee Purchase Plan [Member]
Class of Stock [Line Items]
Common stock, shares available for future grant				3,000,000
Stock Options and Awards [Member]
Class of Stock [Line Items]
Equity awards outstanding				$ 29,600,000

Stockholder's Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Beginning balance, shares	9,446
Granted, options	2,314
Exercised, options	(297)
Canceled/expired/forfeited, options	(813)
Ending balance, shares	10,650
Exercisable at December 31, options	6,760
Beginning balance, Weighted Average Exercise Price	$ 36.84
Granted, Weighted Average Exercise Price	$ 31.84
Exercised, Weighted Average Exercise Price	$ 18.79
Canceled/expired/forfeited, Weighted Average Exercise Price	$ 33.8
Ending Balance, Weighted Average Exercise Price	$ 36.51
Exercisable at December 31, Weighted Average Exercise Price	$ 38.66

Stockholders' Equity - Summary of Warrant Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Warrant or Right [Line Items]
Ending balance, Warrants	4
Beginning balance, Weighted Average Exercise Price	$ 14.44	$ 16	$ 21.09
Exercised, Weighted Average Exercise Price	$ 13.54	$ 19.15	$ 23.66
Cancelled, Weighted Average Exercise Price			$ 29.62
Ending balance, Weighted Average Exercise Price	$ 50	$ 14.44	$ 16
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance, Warrants	162	243	461
Exercised, shares	(158)	(81)	(105)
Cancelled, shares			(113)
Ending balance, Warrants	4	162	243
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercised, Exercise Price	$ 13.54	$ 13.54
Cancelled, Exercise Price		$ 13.54
Beginning balance, exercise price	$ 13.54	$ 20.06	$ 3.81
Issued, Exercise Price			$ 3.81
Ending balance, exercise price		$ 13.54	$ 20.06
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercised, Exercise Price		$ 50
Cancelled, Exercise Price		$ 24
Beginning balance, exercise price		$ 29.78	$ 50
Issued, Exercise Price			$ 29.78
Ending balance, exercise price	$ 50	$ 50	$ 29.78

Stockholder's Equity - Summary of Additional Information Related to Warrants Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Warrant or Right [Line Items]
Number of Shares	4
Weighted-average Remaining Contract Life	3.5
Weighted-average Exercise Price	$ 50	$ 14.44	$ 16	$ 21.09
Range One [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 50
Number of Shares	4
Weighted-average Remaining Contract Life	3.5
Weighted-average Exercise Price	$ 50

Stock-Based Compensation - Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 15,665	$ 21,215	$ 29,879
Benefit for income taxes	(2,660)	(4,560)	(6,203)
Stock-based compensation, net of tax	13,005	16,655	23,676
Cost of net revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	1,063	1,508	1,904
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	3,150	3,862	7,087
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	3,464	4,267	4,161
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 7,988	$ 11,578	$ 16,727

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefit from options	$ 504	$ 3,423	$ 1,683
Weighted average fair value	$ 7.37	$ 10.95	$ 13.54
Compensation expense	15,665	21,215	29,879
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,700	$ 2,500	$ 2,700
Expected volatility	40.00%
Risk-free interest rate	0.10%
Expected life	122 days
Maximum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	47.00%	35.00%	45.00%
Risk-free interest rate	0.15%	0.19%	0.22%
Expected life	184 days	184 days	184 days
Minimum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.00%	34.00%	39.00%
Risk-free interest rate	0.06%	0.10%	0.18%
Expected life	182 days	181 days	181 days

Stock-Based Compensation - Fair Value Assumptions for Stock Options on Date of Grant (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.83%	1.31%	2.03%
Expected dividend yield
Expected life	5 years 7 months 6 days	5 years 5 months 16 days	5 years 4 months 2 days
Expected volatility	42.00%	43.00%	42.00%

Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Accumulated Other Comprehensive Income [Line Items]
Cumulative Translation Adjustment, beginning balance	$ (23,125)	$ 12,705	$ 12,915
Period change, Cumulative Translation Adjustment	54,642	(35,830)	(210)
Cumulative Translation Adjustment, ending balance	31,517	(23,125)	12,705
Pension Liability Adjustment, Beginning balance	(6,827)	(5,209)	(5,096)
Period change, Pension Liability Adjustment	(756)	(1,618)	(113)
Pension Liability Adjustment, Ending balance	(7,583)	(6,827)	(5,209)
Other, Beginning balance	(318)	(6,806)	(10,273)
Period change, Other	258	6,488	3,467
Other, Ending balance	(60)	(318)	(6,806)
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(30,270)	690	(2,454)
Period change, accumulated other comprehensive income (loss)	54,144	(30,960)	3,144
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ 23,874	$ (30,270)	$ 690

Income Taxes - Summary of Income (Loss) Before Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (158,635)	$ (493,073)	$ (1,078,981)
Foreign	37,164	327,026	11,195
Loss from continuing operations before benefit for income taxes	(121,471)	(166,047)	(1,067,786)
United States			16,973
Foreign			1,514
Income (loss)before provision (benefit) for income taxes			$ 18,487

Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
NOL and capital loss carryforwards	$ 117,091	$ 161,312
Tax credit carryforwards	54,212	42,806
Nondeductible reserves	17,036	17,084
Nondeductible accruals	34,406	32,272
Difference between book and tax bases of tangible assets	1,059	159
Difference between book and tax bases of intangible assets	23,017	19,417
Deferred revenue	5,686	6,098
All other	30,071	27,113
Gross deferred tax asset	282,578	306,261
Less: Valuation allowance	(68,555)	(51,579)
Total deferred tax assets	214,023	254,682
Difference between book and tax bases of tangible assets	42,835	52,303
Difference between book and tax bases of intangible assets	482,955	468,851
Debt	25,541	47,940
Other	15,525	15,173
Total deferred tax liability	566,856	584,267
Net deferred tax liability	352,833	329,585
Deferred tax assets, current portion	67,722	42,975
Deferred tax assets, long-term	8,293	10,394
Deferred tax liabilities, current portion	(660)	(2,254)
Deferred tax liabilities, long-term	(428,188)	(380,700)
Net deferred tax liability	$ (352,833)	$ (329,585)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Domestic net operating loss and domestic capital loss carryforwards	$ 60,600,000
State net operating loss carryforwards	981,100,000
Foreign net operating loss and foreign capital loss carryforwards	211,600,000
Domestic R&D, foreign tax and AMT credits	57,700,000
Expiration period	2031
Valuation allowance	68,600,000	51,600,000
Increase of valuation allowance		17,000,000
Prescribed statutory rate	25.00%	25.00%
Income tax for one subsidiaries	15.00%		12.50%
Income tax for other subsidiaries			11.00%
Tax expense for reduced tax rate	1,000,000	500,000	1,300,000
Tax expense(if tax rate not reduced)	1,700,000	800,000	2,900,000
Earnings per share of reduced tax rate	$ 0.01	$ 0.01	$ 0.02
Undistributed earnings of foreign subsidiaries	654,200,000
Income tax expense benefit favorable adjustment for correction of errors		7,000,000
Goodwill impairment allocated to goodwill deductible for tax purposes created deferred tax asset		35,300,000
Liability for income tax	3,200,000
Tax, total	19,000,000
Uncertain tax positions	4,800,000
Reversal of domestic reserves	1,500,000
Tax, total	19,005,000	9,531,000	6,160,000	4,905,000
Income tax liabilities reserves	6,236,000
Income taxes payable	900,000
Period of significant increase decrease in unrecognized tax benefits	12 months
Interest and penalties	500,000
Accrued interest and penalties	400,000
Valuation Allowance of Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance	$ 900,000

Income Taxes - Components of Our Benefit for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal	$ 11,794	$ (1,229)	$ (2,350)
State	9,500	4,193	5,285
Foreign	32,955	29,583	41,552
Total current	54,249	32,547	44,487
Federal	(58,292)	(27,109)	(40,154)
State	(15,087)	(23,720)	(12,695)
Foreign	(11,189)	(5,932)	(21,569)
Total deferred	(84,568)	(56,761)	(74,418)
Total provision (benefit) for income taxes	$ (30,319)	$ (24,214)	$ (29,931)

Income Taxes - Components of Our Provision for Income Taxes for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal
State			(73)
Foreign
Total current			(73)
Federal			5,644
State			1,095
Foreign			424
Total deferred			7,163
Total provision for income taxes			$ 7,090

Income taxes - Reconciliation from U.S. Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Effect of goodwill impairment charge		(75.00%)	(31.00%)
Stock-based compensation	(2.00%)	(2.00%)
Rate differential on foreign earnings	(2.00%)	42.00%
Research and development		1.00%
State income taxes, net of federal benefit	3.00%	8.00%	1.00%
Acquisition costs	(2.00%)	(2.00%)	(2.00%)
Contingent consideration	6.00%	4.00%
Rate changes	(2.00%)	3.00%
Other permanent items	1.00%	3.00%
Change in valuation allowance	(9.00%)	(2.00%)
Uncertain tax positions	(3.00%)
Effective tax rate	25.00%	15.00%	3.00%

Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Beginning Balance	$ 9,531	$ 6,160	$ 4,905
Previously recorded tax reserves not included in disclosure	6,236
Additions for tax positions in current and prior year acquisitions	1,852	189	2,070
Additions for tax positions taken during current year	2,922	5,814	263
Reductions for tax positions taken during prior years	(208)	(26)
Reductions for tax positions in current and prior year acquisitions		(1,922)
Expiration of statutes of limitations or closure of tax audits	(1,328)	(684)	(1,078)
Ending Balance	$ 19,005	$ 9,531	$ 6,160

Financial Information by Segment - Performance of Our Operating Segments Based on Revenue and Operating Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 2,818,825	$ 2,386,527	$ 2,155,347
Operating income (loss)	109,132	(252,855)	(951,089)
Goodwill impairment charge		383,612	1,006,357
Depreciation and amortization	456,847	391,576	366,188
Restructuring charge	20,325	28,282	15,267
Stock-based compensation	15,665	21,215	29,879
Assets	7,067,928	6,672,701	6,330,374
Expenditures for property, plant and equipment	137,393	132,532	96,241
Professional Diagnostics [Member]
Segment Reporting Information [Line Items]
Net revenue	2,189,892	1,756,509	1,459,492
Operating income (loss)	243,080	248,097	134,687
Goodwill impairment charge
Depreciation and amortization	355,957	283,112	246,080
Restructuring charge	11,124	13,949	7,941
Stock-based compensation
Assets	6,214,847	5,826,756	4,913,491
Expenditures for property, plant and equipment	100,147	81,774	43,364
Health Information Solutions [Member]
Segment Reporting Information [Line Items]
Net revenue	535,422	534,514	598,819
Operating income (loss)	(73,432)	(439,872)	(1,024,809)
Goodwill impairment charge		383,612	1,006,357
Depreciation and amortization	96,427	108,383	120,617
Restructuring charge	9,203	13,194	7,249
Stock-based compensation
Assets	593,172	624,305	1,011,183
Expenditures for property, plant and equipment	41,775	46,850	48,410
Consumer Diagnostics [Member]
Segment Reporting Information [Line Items]
Net revenue	93,511	95,504	97,036
Operating income (loss)	12,707	10,442	11,310
Goodwill impairment charge
Depreciation and amortization	3,455	5,375	5,439
Restructuring charge		(57)	77
Stock-based compensation
Assets	192,748	199,422	207,795
Expenditures for property, plant and equipment	2,823	2,676	4,314
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net revenue
Operating income (loss)	(73,223)	(71,522)	(72,277)
Goodwill impairment charge
Depreciation and amortization	1,008	716	654
Restructuring charge	(2)	1,196
Stock-based compensation	15,665	21,215	29,879
Assets	67,161	22,218	197,905
Expenditures for property, plant and equipment	$ 1,201	$ 1,232	$ 153

Financial Information by Segment - Summary of Company's Net Revenue from Professional Diagnostics and Health Information Solutions Reporting Segments by Groups of Similar Products and Services (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net product sales and services revenue	$ 2,790,249	$ 2,363,054	$ 2,134,588
License and royalty revenue	28,576	23,473	20,759
Net revenue	2,818,825	2,386,527	2,155,347
Health Information Solutions [Member]
Segment Reporting Information [Line Items]
Net revenue	535,422	534,514	598,819
Health Information Solutions [Member] | Disease and case management [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	218,378	237,938	281,563
Health Information Solutions [Member] | Women's & children's health [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	120,259	114,287	126,910
Health Information Solutions [Member] | Wellness [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	104,634	104,868	103,343
Health Information Solutions [Member] | Patient self-testing services [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	92,151	77,421	87,003
Professional Diagnostics [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	2,165,216	1,736,172	1,440,718
License and royalty revenue	24,676	20,337	18,774
Net revenue	2,189,892	1,756,509	1,459,492
Professional Diagnostics [Member] | Cardiology [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	503,534	518,746	488,497
Professional Diagnostics [Member] | Infectious disease [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	615,950	564,983	437,709
Professional Diagnostics [Member] | Toxicology [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	587,261	387,209	300,125
Professional Diagnostics [Member] | Diabetes [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	144,441	14,960
Professional Diagnostics [Member] | Other [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	$ 314,030	$ 250,274	$ 214,387

Financial Information by Segment - Summary of Revenue and Long-lived Tangible Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 2,818,825	$ 2,386,527	$ 2,155,347
Long-Lived Tangible Assets	534,469	491,205
United States [Member]
Segment Reporting Information [Line Items]
Net revenue	1,724,704	1,453,160	1,380,314
Long-Lived Tangible Assets	295,786	290,708
Europe [Member]
Segment Reporting Information [Line Items]
Net revenue	483,857	396,480	361,810
Elsewhere [Member]
Segment Reporting Information [Line Items]
Net revenue	610,264	536,887	413,223
Long-Lived Tangible Assets	169,478	143,419
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long-Lived Tangible Assets	37,928	27,515
China [Member]
Segment Reporting Information [Line Items]
Long-Lived Tangible Assets	$ 31,277	$ 29,563

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	May 17, 2011	Nov. 30, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sales revenue goods [Member]	Dec. 31, 2011 Sales revenue goods [Member]	Dec. 31, 2010 Sales revenue goods [Member]	Dec. 31, 2012 Sales revenue services [Member]	Dec. 31, 2011 Sales revenue services [Member]	Dec. 31, 2010 Sales revenue services [Member]	Dec. 31, 2012 Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Swiss Precision Diagnostics [Member]	May 31, 2007 Swiss Precision Diagnostics [Member]
Related Party Transaction [Line Items]
Amount for purchasing securities		$ 1,000,000
Joint venture ownership percentage with P&G			50.00%												50.00%
Net receivable to joint venture			2,300,000	2,500,000
Restructuring charges			20,325,000	28,282,000	15,267,000							1,600,000	1,018,000	6,512,000
Long term receivables cost related to restructuring plan			14,600,000	15,500,000
Customer receivables associated with revenue earned after SPD was completed have been classified as other receivables			6,900,000	7,300,000
Revenue from joint venture						63,600,000	71,200,000	68,100,000	1,100,000	1,100,000	1,200,000
Trade receivables from joint venture			7,300,000	8,900,000
Trade payable to joint venture			21,300,000	19,300,000
Cash (return of investment) from SPD			11,200,000		8,800,000
Period required to acquire interest in joint venture	60 days
Gain on sale of joint venture interest				$ 288,896,000

Related Party Transactions - Related Party Balances with SPD within Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable, net of allowances	$ 524,332	$ 475,824
Prepaid expenses and other current assets	145,236	145,413
Deferred financing costs, net, and other non-current assets	108,857	113,241
Accounts payable	169,974	155,464
Related party transaction [Member]
Related Party Transaction [Line Items]
Accounts receivable, net of allowances	7,317	8,931
Prepaid expenses and other current assets	9,161	9,775
Deferred financing costs, net, and other non-current assets	14,629	15,455
Accounts payable	$ 21,258	$ 19,273

Valuation and Qualifying Accounts - Sets Forth Activities in Accounts Receivable Reserve Accounts (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 24,577	$ 20,381	$ 12,462
Provision	43,731	23,614	14,021
Amounts Charged Against Reserves	(31,912)	(19,418)	(6,102)
Ending balance	$ 36,396	$ 24,577	$ 20,381

Valuation and Qualifying Accounts - Sets Forth Activities in Inventory Reserve Accounts (Detail) (Inventory Valuation Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 13,609	$ 12,308	$ 12,632
Provision	13,587	6,144	6,269
Amounts Charged Against Reserves	(5,374)	(4,843)	(6,593)
Ending balance	$ 21,822	$ 13,609	$ 12,308

Restructuring Activities - Aggregate Charges Associated with Restructuring Plans Recorded in Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,325	$ 28,282	$ 15,267
Cost of net revenue [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,113	2,915	3,896
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,278	433	488
Sales and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,504	4,954	1,539
General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,430	19,980	9,344
Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	20,325	28,282	15,267
Interest expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	277	280	348
Other income, net [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			(3,494)
Equity earnings of unconsolidated entities, net of tax [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		580	3,009
Total charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,602	$ 29,142	$ 15,130

Restructuring Activities - Restructuring Activities Related to Restructuring Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended																															48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended							48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended														48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended					24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Severance-related costs [Member]	Dec. 31, 2011 Severance-related costs [Member]	Dec. 31, 2010 Severance-related costs [Member]	Dec. 31, 2011 Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Facility and transition costs [Member]	Dec. 31, 2011 Facility and transition costs [Member]	Dec. 31, 2010 Facility and transition costs [Member]	Dec. 31, 2011 Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Other exit costs [Member]	Dec. 31, 2011 Other exit costs [Member]	Dec. 31, 2010 Other exit costs [Member]	Dec. 31, 2010 Other exit costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Severance-related costs [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Other exit costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Other exit costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cash charges [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cash charges [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Equity earnings [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Equity earnings [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Equity earnings [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member]	Dec. 31, 2011 Health Information Solutions [Member]	Dec. 31, 2010 Health Information Solutions [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2010 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,325	$ 28,282	$ 15,267	$ 1,600	$ 1,018	$ 6,512	$ 10,919	$ 15,494	$ 7,408	$ 60	$ 1,494	$ 2,667	$ 7,691	$ 6,257	$ 958	$ 4,728	$ 277	$ 280	$ (3,146)	$ 290	$ 15,095	$ 7,777	$ 1,353	$ 15	$ 9,145	$ (31)	$ 2,993	$ 2,988	$ (48)	$ 378	$ (1,246)	$ 17,182	$ 686	$ 286	$ 2,525	$ 15,481	$ 30	$ 747	$ 5,797	$ (16)	$ (74)	$ 154	$ 3,364	$ 158	$ 4,505	$ 479	$ 2,364	$ 5,396	$ (32)	$ 577	$ 1,644	$ 4,180	$ 554	$ 198	$ 1,358	$ 5,267	$ 145	$ 283	$ (3,443)	$ 3,842	$ 132	$ 88	$ 97	$ 698	$ 509	$ 3,256	$ 11,476	$ (48)	$ 503	$ (1,645)	$ 11,386	$ 686	$ 286	$ 1,613	$ 10,470	$ 71	$ (247)	$ 4,635	$ (125)	$ 399	$ 5,796	$ 912	$ 5,011	$ 580	$ 3,009	$ 16,111	$ 5,155	$ 4,732	$ 119	$ 4,851	$ 304	$ 248	$ 3,354	$ 3,602	$ 74	$ 2,406	$ 2,480	$ 174	$ 812	$ 986	$ 10	$ 10	$ 248	$ 3,228	$ 3,476	$ 126	$ 126	$ 5,464	$ 13,067	$ 18,531	$ 3,161	$ 12,047	$ 15,208	$ 1,599	$ 361	$ 1,960	$ 4,760	$ 12,408	$ 17,168	$ 704	$ 659	$ 1,363	$ 9,940	$ 3,045	$ 1,234	$ 15	$ 4,294	$ (31)	$ 2,689	$ 2,988	$ 9,203	$ 13,194	$ 7,249	$ (32)	$ 138	$ 7,438	$ 7,544	$ 4,647	$ 4,647	$ (84)	$ 40	$ 2,436	$ 2,392	$ 52	$ 98	$ 190	$ 340	$ (32)	$ 138	$ 7,273	$ 7,379	$ 165	$ 165	$ (560)	$ 13,249	$ 12,689	$ 2,254	$ 2,254	$ (723)	$ 6,341	$ 5,618	$ 78	$ 94	$ 172	$ (645)	$ 8,689	$ 8,044	$ 761	$ 761	$ 85	$ 864	$ 949	$ 2,935	$ 2,935	$ (2)	$ 1,196		$ (3)	$ 1,196	$ 1,193	$ (3)	$ 1,193	$ 1,190	$ (3)	$ 1,193	$ 1,190	$ 3	$ 3

Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Restructuring Plan 2008 [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and other [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and other [Member] Cholestech [Member]	Dec. 31, 2012 2011 Restructuring Plans [Member] Professional Diagnostics Business Segment [Member]	Dec. 31, 2011 2011 Restructuring Plans [Member] Professional Diagnostics Business Segment [Member]	Dec. 31, 2012 2011 Restructuring Plans [Member] Health Information Solutions [Member]	Dec. 31, 2011 2011 Restructuring Plans [Member] Health Information Solutions [Member]	Dec. 31, 2012 Restructuring Plan 2010 [Member] Facility and other [Member]
Restructuring Cost and Reserve [Line Items]
Additional costs			$ 0.1			$ 3.4	$ 1.8	$ 2.2	$ 1.5
Cash charges remain unpaid					0.6	0.3				0.7
Restructuring plan net recoveries				3.4
Percentage of restructuring charges included in equity earnings		50.00%
Restructuring reserve accrued expenses and other current liabilities	5
Restructuring reserve other long-term liabilities	$ 1.2

Restructuring Activities - Cash Activity for Restructuring Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 9,188	$ 9,703	$ 18,906
Cash charges	20,325	28,282	15,267
Payments	(16,835)	(24,648)	(25,558)
Currency adjustments	2	(350)	(676)
Restructuring Reserve, Ending Balance	6,218	9,188	9,703
Percentage of charge borne by SPD	100.00%
Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges	1,600	1,018	6,512
Severance-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	3,380	1,987	8,426
Cash charges	10,919	15,494	7,408
Payments	(11,118)	(13,923)	(14,995)
Currency adjustments	(14)	(238)	(346)
Restructuring Reserve, Ending Balance	3,167	3,380	1,987
Severance-related costs [Member] | Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges		60	1,494
Facility and transition costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5,215	4,258	3,630
Cash charges	2,667	7,691	6,257
Payments	(5,469)	(7,592)	(10,183)
Currency adjustments	16	(100)	(174)
Restructuring Reserve, Ending Balance	2,429	5,215	4,258
Facility and transition costs [Member] | Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges		958	4,728
Other exit costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	593	3,458	6,850
Cash charges	277	280	(3,146)
Payments	(248)	(3,133)	(380)
Currency adjustments		(12)	(156)
Restructuring Reserve, Ending Balance	622	593	3,458
Other exit costs [Member] | Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges			$ 290

Equity Investments - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Axis-Shield [Member]	Dec. 31, 2012 Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Swiss Precision Diagnostics [Member]	May 31, 2007 Swiss Precision Diagnostics [Member]	Dec. 31, 2012 TechLab [Member]	Dec. 31, 2011 TechLab [Member]	Dec. 31, 2010 TechLab [Member]	May 31, 2006 TechLab [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares acquired				15
Ownership percentage	50.00%			29.90%				50.00%				49.00%
Equity earnings (losses) of unconsolidated entities, net of tax	$ 13,245	$ 8,524	$ 10,566		$ 10,700	$ 5,900	$ 8,500		$ 2,300	$ 2,000	$ 1,900

Equity Investments - Financial Information for P&G Joint Venture and Techlab on Combined Condensed Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Net revenue	$ 212,955	$ 232,857	$ 224,193
Gross profit	139,694	146,466	142,159
Net income after taxes	$ 26,056	$ 15,922	$ 20,913

Equity Investments - Financial Information for P&G Joint Venture and Techlab on Combined Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Current assets	$ 79,842	$ 84,376
Non-current assets	38,991	37,659
Total assets	118,833	122,035
Current liabilities	45,084	49,453
Non-current liabilities	6,791	6,326
Total liabilities	$ 51,875	$ 55,779

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 15, 2010	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of discontinued operations, cash	$ 62.6
Gain on sale of discontinued operations		18.7
Gain on sale of discontinued operations, net of tax		$ 11.6

Discontinued Operations - Supplements Businesses Information Segregated from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 4,362
Income from discontinued operations before income taxes	18,487
Provision for income taxes	7,090
Net income from discontinued operations	$ 11,397

Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares [Line Items]
Cash paid for interest	$ 205,000,000	$ 164,700,000	$ 117,100,000
Cash paid for income taxes	31,900,000	47,800,000	31,100,000
Change in fair market value of interest rate swap agreement recorded in Other comprehensive income (loss)		$ 7,300,000	$ 2,400

Supplemental Cash Flow Information - Summary of Common Stock in Connection with Certain Acquisitions (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Common Stock Issued, Value	$ 1,243	$ 16,184	$ 16,276
Arriva Medical LLC [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Date of Acquisition		Nov 23, 2011
Common Stock Issued, Shares		806,452
Common Stock Issued, Value		15,183
Pregnancy.org, LLC [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Date of Acquisition		Jan 28, 2011
Common Stock Issued, Shares		25,463
Common Stock Issued, Value		$ 1,000

Supplemental Cash Flow Information - Common Stock in Connection with Settlement of an Acquisition-Related Contingent Consideration Obligation (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration obligation, Fair value	$ 1,243	$ 16,184	$ 16,276
Mologic [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration obligation, Shares	66,666
Contingent consideration obligation, Fair value	$ 1,243

Guarantor Financial Information - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Epocal [Member]	Dec. 11, 2012 7.25% Senior notes [Member]	Dec. 31, 2011 7.25% Senior notes [Member]	Dec. 31, 2012 7.875% Senior notes [Member]	Dec. 31, 2011 7.875% Senior notes [Member]	Dec. 31, 2010 7.875% Senior notes [Member]	Aug. 11, 2009 7.875% Senior notes [Member]	Dec. 31, 2011 8.625% Senior subordinated notes [Member]	Sep. 21, 2010 8.625% Senior subordinated notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument					7.25%	7.25%	7.88%	7.88%	7.88%	7.88%	8.63%	8.63%	9.00%	9.00%
Maximum purchase price allocation				$ 263,000,000
Business acquisition entity purchase price				90,500,000
Management incentive arrangements				12,500,000
Vesting period of management incentive arrangement (years)				3 years
Percentage of management incentive arrangement payable over vesting period				25.00%
Percentage of management incentive arrangement payable up on certain condition				75.00%
Cash paid for acquisition	418,816,000	603,722,000	513,708,000	166,000,000
Business acquisition cost paid upon certain condition				15,000,000
Additional earn-out payments				75,500,000
Short term note issued to unrelated party	$ 40,000,000

Guarantor Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net product sales	$ 1,913,731	$ 1,683,132	$ 1,472,403
Services revenue	876,518	679,922	662,185
Net product sales and services revenue	2,790,249	2,363,054	2,134,588
License and royalty revenue	28,576	23,473	20,759
Net revenue	2,818,825	2,386,527	2,155,347
Cost of net product sales	932,150	795,424	688,325
Cost of services revenue	450,999	338,232	325,286
Cost of net product sales and services revenue	1,383,149	1,133,656	1,013,611
Cost of license and royalty revenue	7,354	7,036	7,149
Cost of net revenue	1,390,503	1,140,692	1,020,760
Gross profit (loss)	1,428,322	1,245,835	1,134,587
Operating expenses:
Research and development	183,001	150,165	133,278
Sales and marketing	643,423	565,583	499,124
General and administrative	492,766	399,330	446,917
Goodwill impairment charge		383,612	1,006,357
Operating income (loss)	109,132	(252,855)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(240,560)	(203,971)	(139,435)
Other income (expense), net	9,957	1,883	22,738
Gain on sale of joint venture interest		288,896
Loss from continuing operations before benefit for income taxes	(121,471)	(166,047)	(1,067,786)
Provision (benefit) for income taxes	(30,319)	(24,214)	(29,931)
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(91,152)	(141,833)	(1,037,855)
Equity in earnings of subsidiaries, net of tax
Equity earnings (losses) of unconsolidated entities, net of tax	13,245	8,524	10,566
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Income from discontinued operations, net of tax			11,397
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Less: Net income attributable to non-controlling interests	275	233	1,418
Net loss attributable to Alere Inc. and Subsidiaries	(78,182)	(133,542)	(1,017,310)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Net income (loss) available to common stockholders	(99,475)	(131,655)	(1,041,545)
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	0	0
Services revenue	0	0
Net product sales and services revenue	0	0
License and royalty revenue	0	0
Net revenue	0	0
Cost of net product sales	6,040	3,651	166
Cost of services revenue
Cost of net product sales and services revenue	6,040	3,651	166
Cost of license and royalty revenue
Cost of net revenue	6,040	3,651	166
Gross profit (loss)	(6,040)	(3,651)	(166)
Operating expenses:
Research and development	24,593	20,182	20,936
Sales and marketing	4,414	4,091	3,001
General and administrative	52,079	48,891	46,982
Goodwill impairment charge
Operating income (loss)	(87,126)	(76,815)	(71,085)
Interest expense, including amortization of original issue discounts and deferred financing costs	(236,320)	(156,948)	(76,179)
Other income (expense), net	(16,655)	(8,813)	10,304
Gain on sale of joint venture interest		16,309
Loss from continuing operations before benefit for income taxes	(340,101)	(226,267)	(136,960)
Provision (benefit) for income taxes	(111,595)	(67,482)	(58,592)
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(228,506)	(158,785)	(78,368)
Equity in earnings of subsidiaries, net of tax	148,394	23,524	(940,121)
Equity earnings (losses) of unconsolidated entities, net of tax	2,205	1,952	2,023
Loss from continuing operations			(1,016,466)
Income from discontinued operations, net of tax			574
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Less: Net income attributable to non-controlling interests
Net loss attributable to Alere Inc. and Subsidiaries	(77,907)	(133,309)	(1,015,892)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Net income (loss) available to common stockholders	(99,200)	(131,422)	(1,040,127)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	869,245	900,853	843,542
Services revenue	810,362	613,310	608,482
Net product sales and services revenue	1,679,607	1,514,163	1,452,024
License and royalty revenue	18,848	10,280	10,003
Net revenue	1,698,455	1,524,443	1,462,027
Cost of net product sales	419,815	410,903	396,325
Cost of services revenue	426,291	312,098	304,270
Cost of net product sales and services revenue	846,106	723,001	700,595
Cost of license and royalty revenue	28	3	66
Cost of net revenue	846,134	723,004	700,661
Gross profit (loss)	852,321	801,439	761,366
Operating expenses:
Research and development	70,478	69,292	68,862
Sales and marketing	345,717	336,297	316,884
General and administrative	250,784	228,871	234,307
Goodwill impairment charge		383,612	1,006,357
Operating income (loss)	185,342	(216,633)	(865,044)
Interest expense, including amortization of original issue discounts and deferred financing costs	(39,574)	(100,636)	(135,312)
Other income (expense), net	40,479	54,186	69,938
Gain on sale of joint venture interest
Loss from continuing operations before benefit for income taxes	186,247	(263,083)	(930,418)
Provision (benefit) for income taxes	57,688	20,402	9,059
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	128,559	(283,485)	(939,477)
Equity in earnings of subsidiaries, net of tax	(1,574)	1,530
Equity earnings (losses) of unconsolidated entities, net of tax
Loss from continuing operations			(939,477)
Income from discontinued operations, net of tax			9,727
Net income (loss)	126,985	(281,955)	(929,750)
Less: Net income attributable to non-controlling interests
Net loss attributable to Alere Inc. and Subsidiaries	126,985	(281,955)	(929,750)
Preferred stock dividends
Preferred stock repurchase
Net income (loss) available to common stockholders	126,985	(281,955)	(929,750)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	1,188,363	910,100	740,371
Services revenue	66,156	66,612	53,703
Net product sales and services revenue	1,254,519	976,712	794,074
License and royalty revenue	17,958	19,152	16,167
Net revenue	1,272,477	995,864	810,241
Cost of net product sales	640,791	510,550	403,098
Cost of services revenue	30,767	26,134	21,016
Cost of net product sales and services revenue	671,558	536,684	424,114
Cost of license and royalty revenue	15,555	12,992	12,494
Cost of net revenue	687,113	549,676	436,608
Gross profit (loss)	585,364	446,188	373,633
Operating expenses:
Research and development	87,930	60,691	43,480
Sales and marketing	293,292	225,195	179,239
General and administrative	189,903	121,568	165,628
Goodwill impairment charge
Operating income (loss)	14,239	38,734	(14,714)
Interest expense, including amortization of original issue discounts and deferred financing costs	(13,080)	(8,734)	(10,430)
Other income (expense), net	34,547	18,857	24,982
Gain on sale of joint venture interest		272,587
Loss from continuing operations before benefit for income taxes	35,706	321,444	(162)
Provision (benefit) for income taxes	24,543	24,822	19,602
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	11,163	296,622	(19,764)
Equity in earnings of subsidiaries, net of tax
Equity earnings (losses) of unconsolidated entities, net of tax	10,952	6,503	8,680
Loss from continuing operations			(11,084)
Income from discontinued operations, net of tax			1,096
Net income (loss)	22,115	303,125	(9,988)
Less: Net income attributable to non-controlling interests	275	233	1,418
Net loss attributable to Alere Inc. and Subsidiaries	21,840	302,892	(11,406)
Preferred stock dividends
Preferred stock repurchase
Net income (loss) available to common stockholders	21,840	302,892	(11,406)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	(143,877)	(127,821)	(111,510)
Services revenue
Net product sales and services revenue	(143,877)	(127,821)	(111,510)
License and royalty revenue	(8,230)	(5,959)	(5,411)
Net revenue	(152,107)	(133,780)	(116,921)
Cost of net product sales	(134,496)	(129,680)	(111,264)
Cost of services revenue	(6,059)
Cost of net product sales and services revenue	(140,555)	(129,680)	(111,264)
Cost of license and royalty revenue	(8,229)	(5,959)	(5,411)
Cost of net revenue	(148,784)	(135,639)	(116,675)
Gross profit (loss)	(3,323)	1,859	(246)
Operating expenses:
Research and development	0	0
Sales and marketing	0	0
General and administrative	0	0
Goodwill impairment charge
Operating income (loss)	(3,323)	1,859	(246)
Interest expense, including amortization of original issue discounts and deferred financing costs	48,414	62,347	82,486
Other income (expense), net	(48,414)	(62,347)	(82,486)
Gain on sale of joint venture interest
Loss from continuing operations before benefit for income taxes	(3,323)	1,859	(246)
Provision (benefit) for income taxes	(955)	(1,956)
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(2,368)	3,815	(246)
Equity in earnings of subsidiaries, net of tax	(146,820)	(25,054)	940,121
Equity earnings (losses) of unconsolidated entities, net of tax	88	69	(137)
Loss from continuing operations			939,738
Income from discontinued operations, net of tax
Net income (loss)	(149,100)	(21,170)	939,738
Less: Net income attributable to non-controlling interests
Net loss attributable to Alere Inc. and Subsidiaries	(149,100)	(21,170)	939,738
Preferred stock dividends
Preferred stock repurchase
Net income (loss) available to common stockholders	$ (149,100)	$ (21,170)	$ 939,738

Guarantor Financial Information - Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (77,907)	$ (133,309)	$ (1,015,892)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	54,642	(35,830)	(210)
Unrealized gains (losses) on available for sale securities	(216)	(471)	1,151
Unrealized gains (losses) on hedging instruments	388	11,504	3,965
Minimum pension liability adjustment	(1,042)	(3,070)	(113)
Other comprehensive income (loss), before tax	53,772	(27,867)	4,793
Income tax benefit related to items of other comprehensive income (loss)	(372)	3,093	1,649
Other comprehensive income (loss), net of tax	54,144	(30,960)	3,144
Comprehensive income (loss)	(23,763)	(164,269)	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	275	233	1,418
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	(24,038)	(164,502)	(1,014,166)
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(834)	(417)	(1,553)
Unrealized gains (losses) on available for sale securities	(221)	(33)	804
Unrealized gains (losses) on hedging instruments	16	11,952	3,965
Minimum pension liability adjustment
Other comprehensive income (loss), before tax	(1,039)	11,502	3,216
Income tax benefit related to items of other comprehensive income (loss)	(86)	4,650	1,649
Other comprehensive income (loss), net of tax	(953)	6,852	1,567
Comprehensive income (loss)	(78,860)	(126,457)	(1,014,325)
Less: Comprehensive income attributable to non-controlling interests
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	(78,860)	(126,457)	(1,014,325)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	126,985	(281,955)	(929,750)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(302)	342	(160)
Unrealized gains (losses) on available for sale securities	5	12
Unrealized gains (losses) on hedging instruments
Minimum pension liability adjustment
Other comprehensive income (loss), before tax	(297)	354	(160)
Income tax benefit related to items of other comprehensive income (loss)
Other comprehensive income (loss), net of tax	(297)	354	(160)
Comprehensive income (loss)	126,688	(281,601)	(929,910)
Less: Comprehensive income attributable to non-controlling interests
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	126,688	(281,601)	(929,910)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	22,115	303,125	(9,988)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	53,654	(37,825)	3,632
Unrealized gains (losses) on available for sale securities		(450)	347
Unrealized gains (losses) on hedging instruments	372	(448)
Minimum pension liability adjustment	(1,042)	(3,070)	(113)
Other comprehensive income (loss), before tax	52,984	(41,793)	3,866
Income tax benefit related to items of other comprehensive income (loss)	(286)	(1,557)
Other comprehensive income (loss), net of tax	53,270	(40,236)	3,866
Comprehensive income (loss)	75,385	262,889	(6,122)
Less: Comprehensive income attributable to non-controlling interests	275	233	1,418
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	75,110	262,656	(7,540)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(149,100)	(21,170)	939,738
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	2,124	2,070	(2,129)
Unrealized gains (losses) on available for sale securities
Unrealized gains (losses) on hedging instruments
Minimum pension liability adjustment
Other comprehensive income (loss), before tax	2,124	2,070	(2,129)
Income tax benefit related to items of other comprehensive income (loss)
Other comprehensive income (loss), net of tax	2,124	2,070	(2,129)
Comprehensive income (loss)	(146,976)	(19,100)	937,609
Less: Comprehensive income attributable to non-controlling interests
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$ (146,976)	$ (19,100)	$ 937,609

Guarantor Financial Information - Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 328,346	$ 299,173	$ 401,306	$ 492,773
Restricted cash	3,076	8,987
Marketable securities	904	1,086
Accounts receivable, net of allowances	524,332	475,824
Inventories, net	337,121	320,269
Deferred tax assets	67,722	42,975
Prepaid expenses and other current assets	145,236	145,413
Intercompany receivables
Total current assets	1,406,737	1,293,727
Property, plant and equipment, net	534,469	491,205
Goodwill	3,048,405	2,821,271	2,831,300
Other intangible assets with indefinite lives	36,451	69,546
Finite-lived intangible assets, net	1,834,225	1,785,925
Deferred financing costs, net and other non-current assets	108,857	113,241
Investments in subsidiaries
Investments in unconsolidated entities	90,491	85,138
Marketable securities		2,254
Deferred tax assets	8,293	10,394
Intercompany notes receivable
Total assets	7,067,928	6,672,701	6,330,374
Current liabilities:
Current portion of long-term debt	60,232	61,092
Current portion of capital lease obligations	6,684	6,083
Short-term debt		6,240
Accounts payable	169,974	155,464
Accrued expenses and other current liabilities	411,919	395,573
Intercompany payables
Total current liabilities	648,809	624,452
Long-term liabilities:
Long-term debt, net of current portion	3,628,675	3,267,451
Capital lease obligations, net of current portion	12,917	12,629
Deferred tax liabilities	428,188	380,700
Other long-term liabilities	166,635	153,398
Intercompany notes payables
Total long-term liabilities	4,236,415	3,814,178
Redeemable non-controlling interest		2,497
Stockholders' equity	2,180,422	2,229,234
Non-controlling interests	2,282	2,340
Total equity	2,182,704	2,231,574	2,577,726	3,528,889
Total liabilities and equity	7,067,928	6,672,701
Issuer [Member]
Current assets:
Cash and cash equivalents	3,623	12,451	101,666	293,327
Restricted cash
Marketable securities
Accounts receivable, net of allowances
Inventories, net
Deferred tax assets	12,193	10,912
Prepaid expenses and other current assets	(20,636)	(74,078)
Intercompany receivables	298,812	397,914
Total current assets	293,992	347,199
Property, plant and equipment, net	2,679	2,542
Goodwill
Other intangible assets with indefinite lives
Finite-lived intangible assets, net	24,701	28,685
Deferred financing costs, net and other non-current assets	78,522	88,153
Investments in subsidiaries	4,114,478	3,586,625
Investments in unconsolidated entities	33,979	29,021
Marketable securities		2,254
Deferred tax assets
Intercompany notes receivable	1,724,650	1,934,366
Total assets	6,273,001	6,018,845
Current liabilities:
Current portion of long-term debt	45,000	43,000
Current portion of capital lease obligations
Short-term debt		6,240
Accounts payable	7,993	6,704
Accrued expenses and other current liabilities	(388,830)	(259,010)
Intercompany payables	557,578	429,644
Total current liabilities	221,741	226,578
Long-term liabilities:
Long-term debt, net of current portion	3,617,068	3,243,341
Capital lease obligations, net of current portion
Deferred tax liabilities	(5,329)	(25,936)
Other long-term liabilities	17,678	24,407
Intercompany notes payables	241,421	321,221
Total long-term liabilities	3,870,838	3,563,033
Redeemable non-controlling interest
Stockholders' equity	2,180,422	2,229,234
Non-controlling interests
Total equity	2,180,422	2,229,234
Total liabilities and equity	6,273,001	6,018,845
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	67,449	95,212	116,905	83,412
Restricted cash	1,680	1,691
Marketable securities	787	976
Accounts receivable, net of allowances	241,050	218,863
Inventories, net	142,413	136,271
Deferred tax assets	39,601	24,244
Prepaid expenses and other current assets	99,271	142,183
Intercompany receivables	1,254,727	436,630
Total current assets	1,846,978	1,056,070
Property, plant and equipment, net	293,260	287,561
Goodwill	1,820,438	1,680,208
Other intangible assets with indefinite lives	14,600	12,900
Finite-lived intangible assets, net	1,132,656	1,124,004
Deferred financing costs, net and other non-current assets	10,341	5,673
Investments in subsidiaries	358,088	46,565
Investments in unconsolidated entities
Marketable securities
Deferred tax assets	782	(1,683)
Intercompany notes receivable	722,552	(196,820)
Total assets	6,199,695	4,014,478
Current liabilities:
Current portion of long-term debt	349	353
Current portion of capital lease obligations	3,209	1,550
Short-term debt
Accounts payable	76,256	55,414
Accrued expenses and other current liabilities	586,116	480,475
Intercompany payables	806,507	104,817
Total current liabilities	1,472,437	642,609
Long-term liabilities:
Long-term debt, net of current portion	374	100
Capital lease obligations, net of current portion	5,412	2,175
Deferred tax liabilities	333,388	300,016
Other long-term liabilities	72,890	57,515
Intercompany notes payables	1,630,376	787,457
Total long-term liabilities	2,042,440	1,147,263
Redeemable non-controlling interest
Stockholders' equity	2,684,818	2,224,606
Non-controlling interests
Total equity	2,684,818	2,224,606
Total liabilities and equity	6,199,695	4,014,478
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	257,274	191,510	182,735	116,034
Restricted cash	1,396	7,296
Marketable securities	117	110
Accounts receivable, net of allowances	283,282	256,961
Inventories, net	203,230	189,706
Deferred tax assets	13,138	5,835
Prepaid expenses and other current assets	66,634	77,308
Intercompany receivables	55,847	15,637
Total current assets	880,918	744,363
Property, plant and equipment, net	239,082	201,233
Goodwill	1,227,967	1,145,907
Other intangible assets with indefinite lives	21,851	56,646
Finite-lived intangible assets, net	676,868	633,236
Deferred financing costs, net and other non-current assets	20,065	19,415
Investments in subsidiaries	(67,799)	112,756
Investments in unconsolidated entities	56,512	56,117
Marketable securities
Deferred tax assets	7,511	12,077
Intercompany notes receivable	1,278
Total assets	3,064,253	2,981,750
Current liabilities:
Current portion of long-term debt	14,883	17,739
Current portion of capital lease obligations	3,475	4,533
Short-term debt
Accounts payable	85,725	93,346
Accrued expenses and other current liabilities	214,659	174,108
Intercompany payables	245,300	315,718
Total current liabilities	564,042	605,444
Long-term liabilities:
Long-term debt, net of current portion	11,233	24,010
Capital lease obligations, net of current portion	7,505	10,454
Deferred tax liabilities	100,216	106,551
Other long-term liabilities	76,138	71,476
Intercompany notes payables	576,684	625,767
Total long-term liabilities	771,776	838,258
Redeemable non-controlling interest		2,497
Stockholders' equity	1,726,153	1,533,211
Non-controlling interests	2,282	2,340
Total equity	1,728,435	1,535,551
Total liabilities and equity	3,064,253	2,981,750
Eliminations [Member]
Current assets:
Cash and cash equivalents
Restricted cash
Marketable securities
Accounts receivable, net of allowances
Inventories, net	(8,522)	(5,708)
Deferred tax assets	2,790	1,984
Prepaid expenses and other current assets	(33)
Intercompany receivables	(1,609,386)	(850,181)
Total current assets	(1,615,151)	(853,905)
Property, plant and equipment, net	(552)	(131)
Goodwill		(4,844)
Other intangible assets with indefinite lives
Finite-lived intangible assets, net
Deferred financing costs, net and other non-current assets	(71)
Investments in subsidiaries	(4,404,767)	(3,745,946)
Investments in unconsolidated entities
Marketable securities
Deferred tax assets
Intercompany notes receivable	(2,448,480)	(1,737,546)
Total assets	(8,469,021)	(6,342,372)
Current liabilities:
Current portion of long-term debt
Current portion of capital lease obligations
Short-term debt
Accounts payable
Accrued expenses and other current liabilities	(26)
Intercompany payables	(1,609,385)	(850,179)
Total current liabilities	(1,609,411)	(850,179)
Long-term liabilities:
Long-term debt, net of current portion
Capital lease obligations, net of current portion
Deferred tax liabilities	(87)	69
Other long-term liabilities	(71)
Intercompany notes payables	(2,448,481)	(1,734,445)
Total long-term liabilities	(2,448,639)	(1,734,376)
Redeemable non-controlling interest
Stockholders' equity	(4,410,971)	(3,757,817)
Non-controlling interests
Total equity	(4,410,971)	(3,757,817)
Total liabilities and equity	$ (8,469,021)	$ (6,342,372)

Guarantor Financial Information - Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (77,907)	$ (133,309)	$ (1,015,892)
Income from discontinued operations, net of tax			11,397
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,490	37,590	13,758
Depreciation and amortization	456,847	391,576	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	4,681	6,010	6,602
Non-cash stock-based compensation expense	15,665	21,215	29,879
Impairment of inventory	295	445	848
Impairment of long-lived assets	3,489	1,549	1,411
Impairment of goodwill		383,612	1,006,357
Impairment of intangible assets	2,988	2,938
Gain on sale of joint venture interest		(288,896)
(Gain) loss on sale of fixed assets	(2,151)	1,577	998
Gain on sale of marketable securities	(751)	(840)	(4,504)
Equity earnings of unconsolidated entities, net of tax	(13,245)	(8,524)	(10,566)
Deferred income taxes	(84,568)	(56,761)	(74,418)
Other non-cash items	30,571	(12,247)	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(22,165)	(39,408)	(9,360)
Inventories, net	(16,791)	(20,399)	(22,845)
Prepaid expenses and other current assets	(2,526)	(53,115)	8,310
Accounts payable	(10,127)	6,985	(9,088)
Accrued expenses and other current liabilities	49,431	14,282	22,202
Other non-current liabilities	(35,543)	16,973	(27,452)
Intercompany payable (receivable)
Net cash provided by continuing operations	319,683	271,253	274,833
Net cash provided by discontinued operations			591
Net cash provided by (used in) operating activities	319,683	271,253	275,424
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	5,911	(6,406)	(141)
Purchases of property, plant and equipment	(137,393)	(132,532)	(96,241)
Proceeds from sale of property, plant and equipment	22,390	947	795
Proceeds from disposition of business		11,491
Cash paid for acquisitions, net of cash acquired	(424,586)	(631,311)	(523,507)
Proceeds from sales (purchases) of marketable securities	3,056	9,202	3,182
Net cash received from (paid for) equity method investments	12,707	(121,903)	12,354
(Increase) decrease in other assets	(56,276)	(27,684)	(12,900)
Net cash used in continuing operations	(574,191)	(898,196)	(616,458)
Net cash provided by discontinued operations			62,596
Net cash used in investing activities	(574,191)	(898,196)	(553,862)
Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	(74,680)	(13,045)
Cash paid for contingent purchase price consideration	(20,964)	(28,305)
Cash paid for dividends	(21,293)	(5,425)
Proceeds from issuance of common stock, net of issuance costs	14,924	37,886	19,024
Repurchase of preferred stock		(99,070)
Proceeds from issuance of long-term debt	648,535	2,096,277	400,000
Payments on short-term debt	(6,240)
Payments on long-term debt	(311,612)	(1,207,454)	(9,750)
Net payments under revolving credit facilities	14,272	10,715	(146,781)
Repurchase of common stock		(184,867)
Excess tax benefits on exercised stock options	504	3,423	1,683
Principal payments on capital lease obligations	(7,003)	(4,163)	(1,867)
Purchase of non-controlling interest	(2,972)		(52,864)
Other	(12,267)	(4,257)	(141)
Net cash provided by (used in) financing activities	285,745	540,080	196,259
Foreign exchange effect on cash and cash equivalents	(2,064)	(15,270)	(9,288)
Net increase (decrease) in cash and cash equivalents	29,173	(102,133)	(91,467)
Cash and cash equivalents, beginning of period	299,173	401,306	492,773
Cash and cash equivalents, end of period	328,346	299,173	401,306
Issuer [Member]
Cash Flows from Operating Activities:
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Income from discontinued operations, net of tax			574
Loss from continuing operations			(1,016,466)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(148,394)	(23,524)	940,121
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,213	13,671	6,311
Depreciation and amortization	7,961	3,842	663
Non-cash charges for sale of inventories revalued at the date of acquisition
Non-cash stock-based compensation expense	4,247	5,776	9,498
Impairment of inventory
Impairment of long-lived assets		3
Impairment of goodwill
Impairment of intangible assets
Gain on sale of joint venture interest		(16,309)
(Gain) loss on sale of fixed assets	4	75
Gain on sale of marketable securities	(751)		(4,190)
Equity earnings of unconsolidated entities, net of tax	(2,205)	(1,952)	(2,023)
Deferred income taxes	20,500	35,012	3,340
Other non-cash items	22,234	(4,286)	(981)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net
Inventories, net
Prepaid expenses and other current assets	(454,780)	72,955	(81)
Accounts payable	1,289	(233)	4,358
Accrued expenses and other current liabilities	335,600	(231,949)	(60,601)
Other non-current liabilities	(12,373)	35,109	(5)
Intercompany payable (receivable)	413,479	(1,512,567)	(296,816)
Net cash provided by continuing operations			(416,872)
Net cash provided by discontinued operations			849
Net cash provided by (used in) operating activities	130,117	(1,757,686)	(416,023)
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash
Purchases of property, plant and equipment	(2,061)	20	(82)
Proceeds from sale of property, plant and equipment
Proceeds from disposition of business
Cash paid for acquisitions, net of cash acquired	(403,552)	(37,644)	(184,975)
Proceeds from sales (purchases) of marketable securities	2,784		4,190
Net cash received from (paid for) equity method investments	1,470	(2,430)	1,317
(Increase) decrease in other assets	(53,189)	(24,996)	(5,600)
Net cash used in continuing operations			(185,150)
Net cash provided by discontinued operations			(849)
Net cash used in investing activities	(454,548)	(65,050)	(185,999)
Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	(73,876)	(9,552)
Cash paid for contingent purchase price consideration	(20,116)	(28,305)
Cash paid for dividends	(21,293)	(5,425)
Proceeds from issuance of common stock, net of issuance costs	14,924	37,886	19,024
Repurchase of preferred stock		(99,070)
Proceeds from issuance of long-term debt	648,000	2,100,000	400,000
Payments on short-term debt	(6,240)
Payments on long-term debt	(300,155)	(10,126)
Net payments under revolving credit facilities	22,500
Repurchase of common stock		(184,867)
Excess tax benefits on exercised stock options	176	1,357	1,030
Principal payments on capital lease obligations
Purchase of non-controlling interest
Other	(12,267)	(4,053)	(141)
Net cash provided by (used in) financing activities	315,390	1,733,521	410,361
Foreign exchange effect on cash and cash equivalents	213
Net increase (decrease) in cash and cash equivalents	(8,828)	(89,215)	(191,661)
Cash and cash equivalents, beginning of period	12,451	101,666	293,327
Cash and cash equivalents, end of period	3,623	12,451	101,666
Guarantor Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)	126,985	(281,955)	(929,750)
Income from discontinued operations, net of tax			9,727
Loss from continuing operations			(939,477)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	1,574	(1,530)
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	277	23,473	6,279
Depreciation and amortization	266,256	260,062	266,476
Non-cash charges for sale of inventories revalued at the date of acquisition	1,400
Non-cash stock-based compensation expense	5,486	8,390	9,648
Impairment of inventory	5	172	261
Impairment of long-lived assets	2,903	1,331	1,473
Impairment of goodwill		383,612	1,006,357
Impairment of intangible assets	2,988	2,935
Gain on sale of joint venture interest
(Gain) loss on sale of fixed assets	(2,672)	1,655	719
Gain on sale of marketable securities
Equity earnings of unconsolidated entities, net of tax
Deferred income taxes	(79,764)	(81,063)	(55,459)
Other non-cash items	908	3,971	3,608
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(656)	260	(4,300)
Inventories, net	(6,032)	(9,458)	(2,012)
Prepaid expenses and other current assets	358,943	(110,333)	4,476
Accounts payable	3,251	(11,454)	(1,529)
Accrued expenses and other current liabilities	(227,338)	203,333	63,580
Other non-current liabilities	(117)	1,636	121
Intercompany payable (receivable)	(411,169)	1,015,286	(139,312)
Net cash provided by continuing operations			220,909
Net cash provided by discontinued operations			(258)
Net cash provided by (used in) operating activities	43,228	1,410,323	220,651
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	12	48	(163)
Purchases of property, plant and equipment	(91,681)	(67,103)	(56,922)
Proceeds from sale of property, plant and equipment	22,860	292	73
Proceeds from disposition of business
Cash paid for acquisitions, net of cash acquired	1,469	(163,379)	(32,279)
Proceeds from sales (purchases) of marketable securities	269	145
Net cash received from (paid for) equity method investments			44
(Increase) decrease in other assets	(1,026)	(7,913)	(695)
Net cash used in continuing operations			(89,942)
Net cash provided by discontinued operations			61,445
Net cash used in investing activities	(68,097)	(237,910)	(28,497)
Cash Flows from Financing Activities:
Cash paid for financing costs		(804)	(3,493)
Cash paid for contingent purchase price consideration	(788)
Cash paid for dividends
Proceeds from issuance of common stock, net of issuance costs
Repurchase of preferred stock
Proceeds from issuance of long-term debt		1,238
Payments on short-term debt
Payments on long-term debt	(534)	(1,192,544)	(9,750)
Net payments under revolving credit facilities	(2)		(144,181)
Repurchase of common stock
Excess tax benefits on exercised stock options	303	414	264
Principal payments on capital lease obligations	(2,347)	(2,372)	(1,501)
Purchase of non-controlling interest
Other
Net cash provided by (used in) financing activities	(3,368)	(1,194,068)	(158,661)
Foreign exchange effect on cash and cash equivalents	474	(38)
Net increase (decrease) in cash and cash equivalents	(27,763)	(21,693)	33,493
Cash and cash equivalents, beginning of period	95,212	116,905	83,412
Cash and cash equivalents, end of period	67,449	95,212	116,905
Non-Guarantor Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)	22,115	303,125	(9,988)
Income from discontinued operations, net of tax			1,096
Loss from continuing operations			(11,084)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs		446	1,168
Depreciation and amortization	182,651	128,111	99,528
Non-cash charges for sale of inventories revalued at the date of acquisition	3,281	6,010	6,602
Non-cash stock-based compensation expense	5,932	7,049	10,733
Impairment of inventory	290	273	587
Impairment of long-lived assets	586	215	(62)
Impairment of goodwill
Impairment of intangible assets		3
Gain on sale of joint venture interest		(272,587)
(Gain) loss on sale of fixed assets	517	(153)	279
Gain on sale of marketable securities		(840)	(314)
Equity earnings of unconsolidated entities, net of tax	(10,952)	(6,503)	(8,680)
Deferred income taxes	(24,342)	(8,754)	(22,299)
Other non-cash items	7,429	(11,932)	1,175
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(21,509)	(39,668)	(5,060)
Inventories, net	(13,661)	(9,035)	(21,297)
Prepaid expenses and other current assets	(1,776)	(15,737)	3,915
Accounts payable	(14,667)	18,672	(11,917)
Accrued expenses and other current liabilities	36,250	42,898	19,223
Other non-current liabilities	(22,983)	(19,772)	(27,568)
Intercompany payable (receivable)	(1,148)	497,281	436,128
Net cash provided by continuing operations			471,057
Net cash provided by discontinued operations
Net cash provided by (used in) operating activities	148,013	619,102	471,057
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	5,899	(6,454)	22
Purchases of property, plant and equipment	(109,613)	(65,880)	(39,498)
Proceeds from sale of property, plant and equipment	65,747	655	722
Proceeds from disposition of business		11,491
Cash paid for acquisitions, net of cash acquired	(22,503)	(430,288)	(306,253)
Proceeds from sales (purchases) of marketable securities	3	9,057	(1,008)
Net cash received from (paid for) equity method investments	11,237	(119,473)	10,993
(Increase) decrease in other assets	(2,131)	6,379	(6,605)
Net cash used in continuing operations			(341,627)
Net cash provided by discontinued operations			2,000
Net cash used in investing activities	(51,361)	(594,513)	(339,627)
Cash Flows from Financing Activities:
Cash paid for financing costs
Cash paid for contingent purchase price consideration	(60)
Cash paid for dividends
Proceeds from issuance of common stock, net of issuance costs
Repurchase of preferred stock
Proceeds from issuance of long-term debt	535	(4,961)
Payments on short-term debt
Payments on long-term debt	(10,923)	(4,784)
Net payments under revolving credit facilities	(8,226)	10,715	(2,600)
Repurchase of common stock
Excess tax benefits on exercised stock options	25	1,652	389
Principal payments on capital lease obligations	(4,656)	(1,791)	(366)
Purchase of non-controlling interest	(2,972)		(52,864)
Other		(204)
Net cash provided by (used in) financing activities	(26,277)	627	(55,441)
Foreign exchange effect on cash and cash equivalents	(4,611)	(16,441)	(9,288)
Net increase (decrease) in cash and cash equivalents	65,764	8,775	66,701
Cash and cash equivalents, beginning of period	191,510	182,735	116,034
Cash and cash equivalents, end of period	257,274	191,510	182,735
Eliminations [Member]
Cash Flows from Operating Activities:
Net income (loss)	(149,100)	(21,170)	939,738
Income from discontinued operations, net of tax
Loss from continuing operations			939,738
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	146,820	25,054	(940,121)
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs
Depreciation and amortization	(21)	(439)	(479)
Non-cash charges for sale of inventories revalued at the date of acquisition
Non-cash stock-based compensation expense
Impairment of inventory
Impairment of long-lived assets
Impairment of goodwill
Impairment of intangible assets
Gain on sale of joint venture interest
(Gain) loss on sale of fixed assets
Gain on sale of marketable securities
Equity earnings of unconsolidated entities, net of tax	(88)	(69)	137
Deferred income taxes	(962)	(1,956)
Other non-cash items
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net
Inventories, net	2,902	(1,906)	464
Prepaid expenses and other current assets	95,087
Accounts payable
Accrued expenses and other current liabilities	(95,081)
Other non-current liabilities	(70)
Intercompany payable (receivable)	(1,162)
Net cash provided by continuing operations			(261)
Net cash provided by discontinued operations
Net cash provided by (used in) operating activities	(1,675)	(486)	(261)
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash
Purchases of property, plant and equipment	65,962	431	261
Proceeds from sale of property, plant and equipment	(66,217)
Proceeds from disposition of business
Cash paid for acquisitions, net of cash acquired
Proceeds from sales (purchases) of marketable securities
Net cash received from (paid for) equity method investments
(Increase) decrease in other assets	70	(1,154)
Net cash used in continuing operations			261
Net cash provided by discontinued operations
Net cash used in investing activities	(185)	(723)	261
Cash Flows from Financing Activities:
Cash paid for financing costs
Cash paid for contingent purchase price consideration
Cash paid for dividends
Proceeds from issuance of common stock, net of issuance costs
Repurchase of preferred stock
Proceeds from issuance of long-term debt
Payments on short-term debt
Payments on long-term debt
Net payments under revolving credit facilities
Repurchase of common stock
Excess tax benefits on exercised stock options
Principal payments on capital lease obligations
Purchase of non-controlling interest
Other
Net cash provided by (used in) financing activities
Foreign exchange effect on cash and cash equivalents	1,860	1,209
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period